UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

July 31, 2013

MFS® HIGH INCOME FUND

MFH-SEM

MFS® HIGH INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy continues to grow, albeit at a modest pace, possibly helping to gently lift other regions out of a prolonged slump. The resilience of the U.S. housing market and improved jobs picture continues to offset the drag created by the government’s sequestration and rise in taxes. Going forward, much could hinge on how much cooperation and bipartisanship the U.S. Congress can achieve, as yet another fiscal showdown looms later in 2013.

China is shifting gears from being the engine of global growth because of its rapid consumption of commodities. Commodity-exporting countries are feeling the squeeze from China’s economic focus being turned toward domestic consumers and its overall pace of growth slowing. Japan’s recent economic reports indicate that its 15-year period of stagnant growth and deflation could be ending, while the eurozone is showing signs of a pickup in economic growth after two years of recession. These recent positive signs in Japan and Europe point to a possible broadening base of global growth that could help take the burden off China and the United States as the main engines of global activity.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy-Independent	8.1%
Medical & Health Technology & Services	5.4%
Broadcasting	5.1%
Telecommunications-Wireless	4.0%
Utilities-Electric Power	3.9%

Composition including fixed income credit quality (a)(i)
A (o)	0.0%
BBB	3.4%
BB	37.2%
B	43.6%
CCC	13.2%
C (o)	0.0%
D (o)	0.0%
Not Rated	1.6%
Non-Fixed Income	1.7%
Cash & Other	(0.7)%

Portfolio facts (i)
Average Duration (d)	4.2
Average Effective Maturity (m)	6.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 7/31/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2013 through July 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2013 through July 31, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/13	Ending Account Value 7/31/13	Expenses Paid During Period (p) 2/01/13-7/31/13
A	Actual	0.91%	$1,000.00	$1,015.91	$4.55
	Hypothetical (h)	0.91%	$1,000.00	$1,020.28	$4.56
B	Actual	1.67%	$1,000.00	$1,012.11	$8.33
	Hypothetical (h)	1.67%	$1,000.00	$1,016.51	$8.35
C	Actual	1.67%	$1,000.00	$1,012.15	$8.33
	Hypothetical (h)	1.67%	$1,000.00	$1,016.51	$8.35
I	Actual	0.67%	$1,000.00	$1,017.12	$3.35
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36
R1	Actual	1.67%	$1,000.00	$1,012.11	$8.33
	Hypothetical (h)	1.67%	$1,000.00	$1,016.51	$8.35
R2	Actual	1.17%	$1,000.00	$1,014.67	$5.84
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86
R3	Actual	0.92%	$1,000.00	$1,015.89	$4.60
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
R4	Actual	0.67%	$1,000.00	$1,017.20	$3.35
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36
R5	Actual	0.60%	$1,000.00	$1,017.52	$3.00
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
529A	Actual	0.95%	$1,000.00	$1,015.66	$4.75
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
529B	Actual	1.72%	$1,000.00	$1,011.86	$8.58
	Hypothetical (h)	1.72%	$1,000.00	$1,016.27	$8.60
529C	Actual	1.72%	$1,000.00	$1,011.86	$8.58
	Hypothetical (h)	1.72%	$1,000.00	$1,016.27	$8.60

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Expense ratios for Class A and Class 529A include 12b-1 Service Fee rebate of 0.01% and 0.02%, respectively (See Note 3 of the Notes to Financial Statements for additional information).

5

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 93.7%
Issuer	Shares/Par		Value ($)
Aerospace - 2.3%
Bombardier, Inc., 4.25%, 2016 (n)		$715,000	$741,813
Bombardier, Inc., 7.5%, 2018 (n)		5,875,000	6,638,710
Bombardier, Inc., 7.75%, 2020 (n)		2,770,000	3,164,725
CPI International, Inc., 8%, 2018		3,907,000	4,014,443
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,753,000	2,134,108
Huntington Ingalls Industries, Inc., 7.125%, 2021		$5,715,000	6,286,500
Kratos Defense & Security Solutions, Inc., 10%, 2017		5,385,000	5,815,800

			$28,796,099
Apparel Manufacturers - 1.0%
Hanesbrands, Inc., 6.375%, 2020		$2,990,000	$3,277,787
Jones Group, Inc., 6.875%, 2019		2,720,000	2,808,400
PVH Corp., 7.375%, 2020		3,895,000	4,269,894
PVH Corp., 4.5%, 2022		2,120,000	2,072,300
Quiksilver, Inc., 10%, 2020 (z)		275,000	283,938

			$12,712,319
Asset-Backed & Securitized - 0.2%
Citigroup Commercial Mortgage Trust, FRN, 5.696%, 2049		$2,948,120	$412,737
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045 (z)		1,307,341	13,073
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.564%, 2050 (p)(z)		649,416	1,624
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.764%, 2050 (z)		2,027,418	5,069
Falcon Franchise Loan LLC, FRN, 11.364%, 2025 (i)(z)		1,184,019	177,603
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		1,456,848	727,747
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		608,107	609,627
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6%, 2051		2,285,000	534,233
LB Commercial Conduit Mortgage Trust, FRN, 1.042%, 2030 (i)		3,625,907	70,241
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039 (i)(z)		6,255,923	132,938

			$2,684,892
Automotive - 3.6%
Accuride Corp., 9.5%, 2018		$5,135,000	$5,321,144
Allison Transmission, Inc., 7.125%, 2019 (n)		6,085,000	6,495,738
Continental Rubber of America Corp., 4.5%, 2019 (n)		815,000	828,646
Delphi Corp., 5%, 2023		3,015,000	3,135,600
Ford Motor Credit Co. LLC, 12%, 2015		430,000	505,964
Ford Motor Credit Co. LLC, 8.125%, 2020		1,320,000	1,622,941

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
General Motors Financial Co., Inc., 4.75%, 2017 (n)	$1,815,000	$1,903,481
General Motors Financial Co., Inc., 6.75%, 2018	3,270,000	3,646,050
General Motors Financial Co., Inc., 4.25%, 2023 (n)	1,305,000	1,252,800
Goodyear Tire & Rubber Co., 8.25%, 2020	770,000	858,550
Goodyear Tire & Rubber Co., 6.5%, 2021	4,505,000	4,713,356
Goodyear Tire & Rubber Co., 7%, 2022	1,340,000	1,423,750
Jaguar Land Rover PLC, 7.75%, 2018 (n)	1,385,000	1,509,650
Jaguar Land Rover PLC, 8.125%, 2021 (n)	7,060,000	7,818,950
Jaguar Land Rover PLC, 5.625%, 2023 (n)	1,055,000	1,033,900
Lear Corp., 8.125%, 2020	1,543,000	1,701,158
Lear Corp., 4.75%, 2023 (n)	885,000	867,300
LKQ Corp., 4.75%, 2023 (n)	1,510,000	1,447,713

		$46,086,691
Broadcasting - 5.0%
Allbritton Communications Co., 8%, 2018	$1,575,000	$1,702,969
AMC Networks, Inc., 7.75%, 2021	4,606,000	5,158,720
Clear Channel Communications, Inc., 9%, 2021	3,497,000	3,444,545
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	830,000	859,050
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	3,080,000	3,218,600
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	170,000	177,650
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	1,570,000	1,656,350
Hughes Network Systems LLC, 7.625%, 2021	1,920,000	2,078,400
IAC/InterActive Corp., 4.75%, 2022	985,000	930,825
Inmarsat Finance PLC, 7.375%, 2017 (n)	2,735,000	2,878,588
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	3,215,000	3,287,338
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	1,345,000	1,375,263
Intelsat S.A., 8.125%, 2023 (n)	3,890,000	4,181,750
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	952,947	333,531
Liberty Media Corp., 8.5%, 2029	4,285,000	4,718,856
Liberty Media Corp., 8.25%, 2030	40,000	43,250
Local TV Finance LLC, 9.25%, 2015 (p)(z)	3,186,123	3,233,915
Netflix, Inc., 5.375%, 2021 (n)	2,765,000	2,792,650
Nexstar Broadcasting Group, Inc., 8.875%, 2017	1,340,000	1,450,550
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	1,195,000	1,236,825
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,540,000	1,632,400
Sinclair Broadcast Group, Inc., 8.375%, 2018	430,000	465,475
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	2,805,000	3,162,638
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	2,705,000	2,982,262
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	785,000	730,050
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	1,515,000	1,465,763
Univision Communications, Inc., 6.875%, 2019 (n)	3,455,000	3,688,212
Univision Communications, Inc., 7.875%, 2020 (n)	2,280,000	2,502,300

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - continued
Univision Communications, Inc., 8.5%, 2021 (n)	$2,090,000	$2,299,000

		$63,687,725
Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 6.375%, 2019	$6,570,000	$6,980,625

Building - 2.6%
ABC Supply Co., Inc., 5.625%, 2021 (n)	$695,000	$693,263
Boise Cascade Co., 6.375%, 2020	2,280,000	2,356,950
Building Materials Holding Corp., 6.875%, 2018 (n)	2,125,000	2,263,125
Building Materials Holding Corp., 7%, 2020 (n)	1,150,000	1,230,500
Building Materials Holding Corp., 6.75%, 2021 (n)	3,235,000	3,461,450
CEMEX Espana S.A., 9.25%, 2020	1,735,000	1,895,488
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)	669,000	669,000
Gibraltar Industries, Inc., 6.25%, 2021 (n)	1,010,000	1,035,250
HD Supply, Inc., 8.125%, 2019	1,545,000	1,730,400
HD Supply, Inc., 11.5%, 2020	2,865,000	3,398,606
Nortek, Inc., 8.5%, 2021	5,540,000	5,997,050
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	2,335,000	2,568,500
USG Corp., 6.3%, 2016	4,585,000	4,745,475
USG Corp., 7.875%, 2020 (n)	1,570,000	1,738,775

		$33,783,832
Business Services - 1.6%
Equinix, Inc., 4.875%, 2020	$2,550,000	$2,524,500
Fidelity National Information Services, Inc., 5%, 2022	3,080,000	3,149,300
iGATE Corp., 9%, 2016	4,863,000	5,245,961
Iron Mountain, Inc., 8.375%, 2021	4,660,000	5,050,275
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)	1,690,000	1,385,800
Neustar, Inc., 4.5%, 2023 (n)	1,910,000	1,785,850
SunGard Data Systems, Inc., 7.375%, 2018	1,255,000	1,330,300

		$20,471,986
Cable TV - 3.4%
CCO Holdings LLC, 8.125%, 2020	$5,565,000	$6,051,938
CCO Holdings LLC, 7.375%, 2020	1,305,000	1,406,138
CCO Holdings LLC, 6.5%, 2021	2,840,000	2,918,100
CCO Holdings LLC, 5.125%, 2023	1,195,000	1,093,425
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024	1,625,000	1,519,375
Cequel Communications Holdings, 6.375%, 2020 (n)	2,310,000	2,385,075
DISH DBS Corp., 6.75%, 2021	3,410,000	3,614,600
DISH DBS Corp., 5%, 2023	1,240,000	1,162,500
EchoStar Corp., 7.125%, 2016	2,585,000	2,830,575

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Lynx I Corp., 5.375%, 2021 (n)		$1,575,000	$1,594,688
Lynx II Corp., 6.375%, 2023 (n)		1,065,000	1,092,956
Midcontinent Express Pipeline LLC, 6.25%, 2021 (z)		280,000	281,400
Nara Cable Funding Ltd., 8.875%, 2018 (z)		985,000	1,034,250
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	1,875,000	2,624,115
Unitymedia Hessen, 5.5%, 2023 (n)		$365,000	354,963
UPC Holding B.V., 9.875%, 2018 (n)		2,910,000	3,171,900
UPCB Finance III Ltd., 6.625%, 2020 (n)		5,403,000	5,781,210
Virgin Media Finance PLC, 8.375%, 2019		865,000	940,687
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	2,225,000	3,167,231

			$43,025,126
Chemicals - 2.2%
Celanese U.S. Holdings LLC, 6.625%, 2018		$3,265,000	$3,485,388
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		1,295,000	1,341,944
Hexion U.S. Finance Corp., 6.625%, 2020 (n)		1,400,000	1,431,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		2,205,000	2,293,200
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		1,850,000	1,873,125
Huntsman International LLC, 8.625%, 2021		5,025,000	5,665,688
INEOS Finance PLC, 8.375%, 2019 (n)		3,075,000	3,374,813
INEOS Group Holdings S.A., 6.125%, 2018 (n)		2,415,000	2,354,625
LyondellBasell Industries N.V., 5%, 2019		1,450,000	1,605,408
NOVA Chemicals Corp., 5.25%, 2023 (z)		1,640,000	1,640,000
Polypore International, Inc., 7.5%, 2017		1,560,000	1,645,800
Tronox Finance LLC, 6.375%, 2020 (z)		1,685,000	1,613,388

			$28,324,879
Computer Software - 1.1%
Infor U.S., Inc., 11.5%, 2018		$2,545,000	$2,933,113
Nuance Communications, Inc., 5.375%, 2020 (n)		1,190,000	1,160,250
Syniverse Holdings, Inc., 9.125%, 2019		5,140,000	5,551,200
TransUnion Holding Co., Inc., 9.625%, 2018		1,325,000	1,437,625
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		635,000	713,581
Verisign, Inc., 4.625%, 2023 (n)		2,215,000	2,126,400

			$13,922,169
Computer Software - Systems - 0.7%
Audatex North America, Inc., 6.75%, 2018		$2,705,000	$2,887,588
Audatex North America, Inc., 6%, 2021 (z)		1,590,000	1,617,825
CDW LLC/CDW Finance Corp., 12.535%, 2017		852,000	898,860
CDW LLC/CDW Finance Corp., 8.5%, 2019		3,795,000	4,165,013

			$9,569,286

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 2.0%
Amsted Industries, Inc., 8.125%, 2018 (n)	$5,470,000	$5,811,875
BC Mountain LLC, 7%, 2021 (n)	1,915,000	1,991,600
Dynacast International LLC, 9.25%, 2019	2,295,000	2,513,025
Griffon Corp., 7.125%, 2018	4,075,000	4,288,938
Renaissance Acquisition, 6.875%, 2021 (z)	3,400,000	3,383,000
Rexel S.A., 6.125%, 2019 (n)	2,040,000	2,116,500
Rexel S.A., 5.25%, 2020 (n)	835,000	830,825
Silver II Borrower, 7.75%, 2020 (n)	3,785,000	3,964,788

		$24,900,551
Construction - 0.1%
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021	$810,000	$753,300

Consumer Products - 1.0%
Elizabeth Arden, Inc., 7.375%, 2021	$3,216,000	$3,473,280
Jarden Corp., 7.5%, 2020	3,195,000	3,430,631
Libbey Glass, Inc., 6.875%, 2020	932,000	997,240
Prestige Brands, Inc., 8.125%, 2020	1,531,000	1,687,928
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	2,335,000	2,480,938
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	260,000	278,200

		$12,348,217
Consumer Services - 0.6%
QVC, Inc., 7.375%, 2020 (n)	$1,995,000	$2,178,207
Service Corp. International, 7%, 2017	5,080,000	5,626,100
Service Corp. International, 7%, 2019	115,000	123,769

		$7,928,076
Containers - 3.1%
Ardagh Packaging Finance PLC, 7%, 2020 (n)	$2,210,000	$2,176,850
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	2,530,000	2,691,288
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	4,110,000	4,438,800
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	400,000	434,000
Ardagh Packaging Finance PLC, 4.875%, 2022 (z)	1,350,000	1,312,875
Ball Corp., 5%, 2022	1,624,000	1,628,060
Ball Corp., 4%, 2023	1,245,000	1,139,175
Berry Plastics Group, Inc., 9.5%, 2018	1,190,000	1,291,150
Berry Plastics Group, Inc., 9.75%, 2021	2,645,000	3,094,650
Crown Americas LLC, 4.5%, 2023 (n)	2,030,000	1,892,975
Greif, Inc., 6.75%, 2017	3,415,000	3,773,575
Greif, Inc., 7.75%, 2019	795,000	906,300
Reynolds Group, 7.125%, 2019	2,925,000	3,122,438
Reynolds Group, 9.875%, 2019	1,030,000	1,112,400
Reynolds Group, 5.75%, 2020	2,760,000	2,808,300

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - continued
Reynolds Group, 8.25%, 2021	$7,195,000	$7,320,913

		$39,143,749
Defense Electronics - 0.5%
Ducommun, Inc., 9.75%, 2018	$3,256,000	$3,614,160
MOOG, Inc., 7.25%, 2018	2,560,000	2,649,600

		$6,263,760
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015	$1,255,000	$1,229,900
Avaya, Inc., 7%, 2019 (n)	805,000	742,613

		$1,972,513
Electronics - 1.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$4,260,000	$4,616,775
Nokia Corp., 5.375%, 2019	1,075,000	1,048,125
Nokia Corp., 6.625%, 2039	1,345,000	1,183,600
NXP B.V., 9.75%, 2018 (n)	100,000	111,500
NXP B.V., 5.75%, 2021 (n)	870,000	893,925
NXP B.V., 5.75%, 2023 (n)	2,830,000	2,858,300
Sensata Technologies B.V., 6.5%, 2019 (n)	3,770,000	4,033,900

		$14,746,125
Energy - Independent - 7.8%
Berry Petroleum Corp., 6.75%, 2020	$770,000	$796,950
BreitBurn Energy Partners LP, 8.625%, 2020	1,395,000	1,485,675
BreitBurn Energy Partners LP, 7.875%, 2022	3,450,000	3,475,875
Carrizo Oil & Gas, Inc., 8.625%, 2018	995,000	1,087,038
Chaparral Energy, Inc., 7.625%, 2022	2,445,000	2,500,013
Chesapeake Energy Corp., 6.875%, 2020	3,685,000	4,035,075
Concho Resources, Inc., 6.5%, 2022	4,690,000	5,018,300
Concho Resources, Inc., 5.5%, 2023	2,285,000	2,279,288
Continental Resources, Inc., 8.25%, 2019	3,180,000	3,482,100
Continental Resources, Inc., 7.375%, 2020	1,220,000	1,354,200
Continental Resources, Inc., 4.5%, 2023	1,506,000	1,464,585
Denbury Resources, Inc., 8.25%, 2020	4,860,000	5,346,000
Denbury Resources, Inc., 4.625%, 2023	1,245,000	1,139,175
Energy XXI Gulf Coast, Inc., 9.25%, 2017	4,980,000	5,527,800
EP Energy LLC, 9.375%, 2020	5,265,000	5,975,775
EP Energy LLC, 7.75%, 2022	4,030,000	4,433,000
EPL Oil & Gas, Inc., 8.25%, 2018	2,495,000	2,632,225
Halcon Resources Corp., 8.875%, 2021	3,130,000	3,161,300
Harvest Operations Corp., 6.875%, 2017	4,585,000	5,054,963
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	1,870,000	2,026,613

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Laredo Petroleum, Inc., 9.5%, 2019	$1,955,000	$2,170,050
LINN Energy LLC, 8.625%, 2020	2,050,000	2,132,000
LINN Energy LLC, 7.75%, 2021	2,621,000	2,647,210
MEG Energy Corp., 6.5%, 2021 (n)	1,840,000	1,876,800
QEP Resources, Inc., 6.875%, 2021	4,980,000	5,552,700
Range Resources Corp., 8%, 2019	2,910,000	3,142,800
Range Resources Corp., 5%, 2022	3,055,000	3,085,550
Rosetta Resources, Inc., 5.625%, 2021	1,335,000	1,335,000
Samson Investment Co., 10%, 2020 (n)	4,015,000	4,255,900
SandRidge Energy, Inc., 8.125%, 2022	3,610,000	3,664,150
SM Energy Co., 6.5%, 2021	3,765,000	3,990,900
Whiting Petroleum Corp., 6.5%, 2018	2,505,000	2,655,300

		$98,784,310
Engineering - Construction - 0.2%
BakerCorp International, Inc., 8.25%, 2019	$2,760,000	$2,780,700

Entertainment - 1.1%
AMC Entertainment, Inc., 8.75%, 2019	$1,860,000	$2,013,450
Cedar Fair LP, 9.125%, 2018	1,875,000	2,067,188
Cedar Fair LP, 5.25%, 2021 (n)	1,525,000	1,490,688
Cinemark USA, Inc., 4.875%, 2023 (n)	1,965,000	1,856,925
Cinemark USA, Inc., 5.125%, 2022	635,000	611,981
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	1,031,000	1,119,666
NAI Entertainment Holdings LLC, 5%, 2018 (z)	1,520,000	1,540,900
Six Flags Entertainment Corp., 5.25%, 2021 (n)	3,380,000	3,303,950

		$14,004,748
Financial Institutions - 5.0%
Aviation Capital Group, 4.625%, 2018 (n)	$2,300,000	$2,309,966
CIT Group, Inc., 5.25%, 2014 (n)	1,680,000	1,713,600
CIT Group, Inc., 5.25%, 2018	3,330,000	3,538,125
CIT Group, Inc., 6.625%, 2018 (n)	5,369,000	5,932,745
CIT Group, Inc., 5.5%, 2019 (n)	3,347,000	3,510,166
CIT Group, Inc., 5%, 2022	3,260,000	3,231,475
Credit Acceptance Corp., 9.125%, 2017	2,555,000	2,727,463
Icahn Enterprises LP, 7.75%, 2016	770,000	799,838
Icahn Enterprises LP, 8%, 2018	4,406,000	4,653,838
Icahn Enterprises LP, 6%, 2020 (z)	1,785,000	1,785,000
International Lease Finance Corp., 4.875%, 2015	1,300,000	1,339,000
International Lease Finance Corp., 8.625%, 2015	1,345,000	1,489,588
International Lease Finance Corp., 7.125%, 2018 (n)	3,601,000	4,060,128
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	4,265,000	4,483,581

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - continued
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2018		$1,485,000	$1,499,850
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019		1,130,000	1,271,250
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020		1,695,000	1,817,888
PHH Corp., 9.25%, 2016		2,190,000	2,474,700
PHH Corp., 7.375%, 2019		1,890,000	2,071,913
SLM Corp., 8.45%, 2018		2,865,000	3,295,094
SLM Corp., 8%, 2020		5,450,000	6,076,750
SLM Corp., 7.25%, 2022		3,355,000	3,556,300

			$63,638,258
Food & Beverages - 1.0%
ARAMARK Corp., 5.75%, 2020 (n)		$995,000	$1,034,800
B&G Foods, Inc., 4.625%, 2021		1,575,000	1,521,844
Constellation Brands, Inc., 7.25%, 2016		1,410,000	1,603,875
Constellation Brands, Inc., 3.75%, 2021		525,000	490,875
Constellation Brands, Inc., 4.25%, 2023		1,045,000	984,913
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)		2,610,000	2,505,600
Pinnacle Foods Finance LLC, 4.875%, 2021 (z)		620,000	581,250
Sun Merger Sub, Inc., 5.875%, 2021 (z)		1,395,000	1,398,488
TreeHouse Foods, Inc., 7.75%, 2018		2,455,000	2,614,575

			$12,736,220
Forest & Paper Products - 1.0%
Boise, Inc., 8%, 2020		$2,770,000	$2,977,750
Graphic Packaging Holding Co., 7.875%, 2018		1,840,000	2,001,000
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		1,525,000	1,601,250
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		1,825,000	1,820,438
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,920,000	2,789,469
Tembec Industries, Inc., 11.25%, 2018		$1,615,000	1,752,275

			$12,942,182
Gaming & Lodging - 3.4%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$1,630,000	$1,517,938
Chester Downs & Marina LLC, 9.25%, 2020 (z)		1,750,000	1,732,500
Choice Hotels International, Inc., 5.75%, 2022		520,000	546,000
CityCenter Holdings LLC, 10.75%, 2017 (p)		1,240,000	1,339,200
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		3,300,000	2,063
GWR Operating Partnership LLP, 10.875%, 2017		1,305,000	1,459,969
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		1,725,000	1,796,838
Isle of Capri Casinos, Inc., 8.875%, 2020		3,480,000	3,654,000
MGM Resorts International, 11.375%, 2018		3,485,000	4,408,525
MGM Resorts International, 6.625%, 2021		2,265,000	2,389,575
NCL Corp., 5%, 2018 (n)		1,280,000	1,276,800
Peninsula Gaming LLC, 8.375%, 2018 (z)		730,000	790,225

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
Penn National Gaming, Inc., 8.75%, 2019	$3,745,000	$4,110,138
Pinnacle Entertainment, Inc., 8.75%, 2020	2,545,000	2,754,963
Pinnacle Entertainment, Inc., 7.75%, 2022	1,095,000	1,147,013
PNK Finance Corp., 6.375%, 2021 (z)	1,090,000	1,098,175
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (n)	1,355,000	1,327,900
Seven Seas Cruises S. DE R.L., 9.125%, 2019	4,755,000	5,123,513
Viking Cruises Ltd., 8.5%, 2022 (n)	1,985,000	2,188,462
Wynn Las Vegas LLC, 7.75%, 2020	3,830,000	4,308,750

		$42,972,547
Industrial - 1.0%
Dematic S.A., 7.75%, 2020 (z)	$4,815,000	$5,067,788
Hyva Global B.V., 8.625%, 2016 (n)	1,989,000	1,805,018
Mueller Water Products, Inc., 8.75%, 2020	1,952,000	2,139,880
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	3,320,000	3,452,800

		$12,465,486
Insurance - 0.1%
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	$1,300,000	$1,729,000

Insurance - Property & Casualty - 0.8%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$3,430,000	$5,230,750
XL Group PLC, FRN, 6.5% to 2017, FRN to 2049	5,275,000	5,182,687

		$10,413,437
International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 5.5%, 2016	$1,090,000	$1,128,150
Eksportfinans A.S.A., 5.5%, 2017	1,805,000	1,870,431
Electricite de France, FRN, 5.25%, 2049 (n)	331,000	316,519

		$3,315,100
Machinery & Tools - 2.2%
Case New Holland, Inc., 7.875%, 2017	$5,625,000	$6,595,313
CNH America LLC, 7.25%, 2016	2,140,000	2,343,300
CNH Capital LLC, 3.875%, 2015	650,000	667,875
CNH Capital LLC, 6.25%, 2016	785,000	857,613
CNH Capital LLC, 3.625%, 2018	2,610,000	2,564,325
H&E Equipment Services Co., 7%, 2022	3,185,000	3,407,950
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	3,855,000	4,298,325
RSC Equipment Rental, Inc., 8.25%, 2021	2,910,000	3,251,925
United Rentals North America, Inc., 5.75%, 2018	1,420,000	1,519,400
United Rentals North America, Inc., 7.625%, 2022	2,412,000	2,689,380

		$28,195,406

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - 1.1%
Bank of America Corp., FRN, 5.2%, 2049	$3,800,000	$3,420,000
Barclays Bank PLC, 7.625%, 2022	3,460,000	3,442,700
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	5,670,000	5,386,500
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	1,370,000	1,328,900

		$13,578,100
Medical & Health Technology & Services - 5.3%
AmSurg Corp., 5.625%, 2020	$2,865,000	$2,922,300
CDRT Holding Corp., 9.25%, 2017 (n)(p)	750,000	765,938
Davita, Inc., 6.375%, 2018	5,225,000	5,538,500
Davita, Inc., 6.625%, 2020	5,625,000	6,004,688
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	2,540,000	2,819,400
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	2,410,000	2,551,588
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	1,710,000	1,804,050
HCA, Inc., 8.5%, 2019	7,495,000	8,113,338
HCA, Inc., 7.25%, 2020	1,975,000	2,160,156
HCA, Inc., 7.5%, 2022	5,995,000	6,759,363
HCA, Inc., 5.875%, 2022	2,915,000	3,082,613
HealthSouth Corp., 8.125%, 2020	5,915,000	6,476,925
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	2,740,000	2,877,000
Kinetic Concepts, Inc., 12.5%, 2019	825,000	871,406
Tenet Healthcare Corp., 9.25%, 2015	1,805,000	1,967,450
Tenet Healthcare Corp., 8%, 2020	3,460,000	3,676,250
Tenet Healthcare Corp., 4.5%, 2021 (n)	2,610,000	2,433,825
Universal Health Services, Inc., 7%, 2018	2,130,000	2,249,813
Universal Health Services, Inc., 7.625%, 2020	3,560,000	3,764,700

		$66,839,303
Medical Equipment - 0.6%
Biomet, Inc., 6.5%, 2020	$2,340,000	$2,457,000
Physio-Control International, Inc., 9.875%, 2019 (n)	1,767,000	1,961,370
Teleflex, Inc., 6.875%, 2019	2,975,000	3,153,500

		$7,571,870
Metals & Mining - 3.4%
ArcelorMittal S.A., 6.75%, 2041	$1,945,000	$1,801,556
Arch Coal, Inc., 7.25%, 2020	5,035,000	4,078,350
Boart Longyear Ltd., 7%, 2021 (z)	735,000	665,175
Century Aluminum Co., 7.5%, 2021 (n)	3,275,000	3,045,750
Cloud Peak Energy, Inc., 8.25%, 2017	5,780,000	6,097,900
Cloud Peak Energy, Inc., 8.5%, 2019	380,000	410,400
Commercial Metals Co., 4.875%, 2023	1,330,000	1,236,900

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Consol Energy, Inc., 8%, 2017	$1,985,000	$2,116,506
Consol Energy, Inc., 8.25%, 2020	2,055,000	2,214,263
First Quantum Minerals Ltd., 7.25%, 2019 (n)	4,483,000	4,370,925
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	3,405,000	3,592,275
Peabody Energy Corp., 6%, 2018	2,295,000	2,346,638
Peabody Energy Corp., 6.25%, 2021	1,295,000	1,269,100
Plains Exploration & Production Co., 6.125%, 2019	4,075,000	4,364,973
Plains Exploration & Production Co., 8.625%, 2019	2,150,000	2,381,125
Plains Exploration & Production Co., 6.5%, 2020	1,200,000	1,291,500
Walter Energy Inc., 8.5%, 2021 (z)	1,975,000	1,604,687

		$42,888,023
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023 (Identified Cost, $1,632,904)	$1,635,000	$1,520,305

Natural Gas - Distribution - 0.5%
AmeriGas Finance LLC, 6.75%, 2020	$4,255,000	$4,520,938
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,735,000	1,752,350

		$6,273,288
Natural Gas - Pipeline - 3.3%
Access Midstream Partners Co., 4.875%, 2023	$2,410,000	$2,289,500
Atlas Pipeline Partners LP, 4.75%, 2021 (n)	1,050,000	963,375
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	1,865,000	1,781,075
Crosstex Energy, Inc., 8.875%, 2018	5,455,000	5,809,575
El Paso Corp., 7%, 2017	3,790,000	4,222,761
El Paso Corp., 7.75%, 2032	5,250,000	5,578,078
Energy Transfer Equity LP, 7.5%, 2020	3,955,000	4,454,319
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,721,000	1,918,915
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,047,000	1,175,258
Inergy Midstream LP, 6%, 2020 (n)	3,815,000	3,834,075
MarkWest Energy Partners LP, 5.5%, 2023	2,150,000	2,171,500
MarkWest Energy Partners LP, 4.5%, 2023	1,744,000	1,639,360
Sabine Pass Liquefaction, 5.625%, 2021 (n)	2,225,000	2,194,406
Sabine Pass Liquefaction, 5.625%, 2023 (n)	2,750,000	2,681,250
Summit Midstream Holdings LLC, 7.5%, 2021 (z)	1,535,000	1,565,700

		$42,279,147
Network & Telecom - 1.1%
Centurylink, Inc., 6.45%, 2021	$755,000	$796,525
Centurylink, Inc., 7.65%, 2042	3,030,000	2,863,350
Citizens Communications Co., 9%, 2031	2,330,000	2,283,400
Frontier Communications Corp., 8.125%, 2018	1,030,000	1,148,450
TW Telecom Holdings, Inc., 5.375%, 2022	1,930,000	1,939,650
Windstream Corp., 8.125%, 2018	570,000	607,050

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - continued
Windstream Corp., 7.75%, 2020		$2,615,000	$2,784,975
Windstream Corp., 7.75%, 2021		1,200,000	1,278,000

			$13,701,400
Oil Services - 1.6%
Bristow Group, Inc., 6.25%, 2022		$2,720,000	$2,828,800
Chesapeake Oilfield Operating LLC, 6.625%, 2019		1,035,000	1,045,350
Dresser-Rand Group, Inc., 6.5%, 2021		1,300,000	1,384,500
Edgen Murray Corp., 8.75%, 2020 (n)		3,985,000	3,985,000
Pacific Drilling S.A., 5.375%, 2020 (z)		2,300,000	2,254,000
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		4,290,000	4,450,875
Unit Corp., 6.625%, 2021		4,060,000	4,222,400

			$20,170,925
Other Banks & Diversified Financials - 2.5%
Ally Financial, Inc., 5.5%, 2017		$7,745,000	$8,188,208
Ally Financial, Inc., 6.25%, 2017		2,680,000	2,903,555
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		3,791,000	4,686,624
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		5,525,000	5,845,450
Santander UK PLC, 8.963% to 2030, FRN to 2049		6,666,000	8,332,500
UBS AG, 7.625%, 2022		1,460,000	1,624,279

			$31,580,616
Pharmaceuticals - 0.9%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	1,370,000	$2,039,011
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$3,750,000	3,975,000
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		2,800,000	2,975,000
Vantage Point Imaging, 7.5%, 2021 (z)		1,850,000	1,984,125

			$10,973,136
Pollution Control - 0.2%
Heckmann Corp., 9.875%, 2018		$2,855,000	$2,933,513

Precious Metals & Minerals - 0.5%
Eldorado Gold Corp., 6.125%, 2020 (n)		$2,785,000	$2,673,600
IAMGOLD Corp., 6.75%, 2020 (n)		4,082,000	3,469,700

			$6,143,300
Printing & Publishing - 0.7%
American Media, Inc., 13.5%, 2018 (z)		$297,449	$300,423
Gannett Co., Inc., 5.125%, 2020 (n)		1,645,000	1,640,888
Lamar Media Corp., 5%, 2023		1,735,000	1,661,263
Nielsen Finance LLC, 7.75%, 2018		2,760,000	3,001,500
Nielsen Finance LLC, 4.5%, 2020 (n)		2,970,000	2,918,025

			$9,522,099
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$229,000	$257,625
Watco Cos. LLC, 6.375%, 2023 (n)		1,570,000	1,566,075

			$1,823,700

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - 1.3%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$1,815,000	$1,846,763
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	2,930,000	3,113,125
ERP Properties, REIT, 7.75%, 2020	3,050,000	3,471,086
ERP Properties, REIT, 5.75%, 2022	815,000	829,450
Felcor Lodging LP, REIT, 5.625%, 2023	485,000	472,875
Kennedy Wilson, Inc., 8.75%, 2019	1,220,000	1,323,700
MPT Operating Partnership LP, REIT, 6.875%, 2021	2,435,000	2,599,363
MPT Operating Partnership LP, REIT, 6.375%, 2022	3,215,000	3,383,788

		$17,040,150
Retailers - 2.6%
Academy Ltd., 9.25%, 2019 (n)	$1,565,000	$1,752,800
Burlington Coat Factory Warehouse Corp., 10%, 2019	3,540,000	3,955,950
CST Brands, Inc., 5%, 2023 (n)	1,090,000	1,076,375
J. Crew Group, Inc., 8.125%, 2019	3,160,000	3,349,600
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)	1,655,000	1,721,200
Limited Brands, Inc., 6.9%, 2017	1,960,000	2,214,800
Limited Brands, Inc., 7%, 2020	1,520,000	1,696,700
Limited Brands, Inc., 6.95%, 2033	1,080,000	1,080,000
Rite Aid Corp., 9.25%, 2020	4,640,000	5,167,800
Sally Beauty Holdings, Inc., 6.875%, 2019	1,755,000	1,921,725
The Pantry, Inc., 8.375%, 2020	1,285,000	1,387,800
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,766,000	1,865,338
Toys “R” Us, Inc., 10.75%, 2017	4,665,000	4,933,284
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	1,260,000	1,294,663

		$33,418,035
Specialty Chemicals - 0.3%
Chemtura Corp., 5.75%, 2021	$800,000	$796,000
Eagle Spinco, Inc., 4.625%, 2021 (n)	625,000	600,000
Koppers, Inc., 7.875%, 2019	1,835,000	1,958,863

		$3,354,863
Specialty Stores - 0.3%
Michaels Stores, Inc., 11.375%, 2016	$1,249,000	$1,302,095
Michaels Stores, Inc., 7.75%, 2018	1,980,000	2,145,825

		$3,447,920
Telecommunications - Wireless - 4.0%
Clearwire Corp., 12%, 2015 (n)	$3,140,000	$3,328,400
Cricket Communications, Inc., 7.75%, 2020	2,250,000	2,559,375
Crown Castle International Corp., 7.125%, 2019	4,420,000	4,762,550
Crown Castle International Corp., 5.25%, 2023	1,655,000	1,592,938
Digicel Group Ltd., 8.25%, 2017 (n)	3,050,000	3,179,625

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 10.5%, 2018 (n)	$2,540,000	$2,755,900
Eileme 2 AB, 11.625%, 2020 (n)	2,149,000	2,514,330
MetroPCS Wireless, Inc., 7.875%, 2018	2,835,000	3,075,975
MetroPCS Wireless, Inc., 6.25%, 2021 (n)	1,745,000	1,779,900
Sprint Capital Corp., 6.875%, 2028	3,280,000	3,017,600
Sprint Nextel Corp., 6%, 2016	4,115,000	4,372,188
Sprint Nextel Corp., 8.375%, 2017	3,611,000	4,080,430
Sprint Nextel Corp., 9%, 2018 (n)	1,350,000	1,599,750
Sprint Nextel Corp., 6%, 2022	3,600,000	3,465,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	3,205,000	3,381,275
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	4,710,000	4,851,300

		$50,316,536
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$1,240,000	$1,354,700
Level 3 Financing, Inc., 9.375%, 2019	2,095,000	2,325,450
Level 3 Financing, Inc., 8.625%, 2020	1,315,000	1,446,500

		$5,126,650
Transportation - Services - 2.5%
Aguila 3 S.A., 7.875%, 2018 (z)	$765,000	$791,775
Aguila American Resources Ltd., 7.875%, 2018 (n)	2,765,000	2,861,775
Avis Budget Car Rental LLC, 8.25%, 2019	1,980,000	2,163,150
Avis Budget Car Rental LLC, 9.75%, 2020	1,130,000	1,317,863
CEVA Group PLC, 8.375%, 2017 (n)	6,630,000	6,663,150
Navios Maritime Acquisition Corp., 8.625%, 2017	4,575,000	4,758,000
Navios Maritime Holdings, Inc., 8.875%, 2017	1,310,000	1,373,863
Navios South American Logistics, Inc., 9.25%, 2019	2,457,000	2,647,418
Navios South American Logistics, Inc., 9.25%, 2019 (n)	421,000	453,628
Swift Services Holdings, Inc., 10%, 2018	6,360,000	7,107,300
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	1,540,000	1,570,800

		$31,708,722
Utilities - Electric Power - 3.6%
AES Corp., 8%, 2017	$312,000	$361,920
AES Corp., 7.375%, 2021	2,560,000	2,892,800
AES Corp., 4.875%, 2023	290,000	275,500
Calpine Corp., 7.875%, 2020 (n)	4,162,000	4,515,770
Covanta Holding Corp., 7.25%, 2020	3,565,000	3,854,239
Covanta Holding Corp., 6.375%, 2022	850,000	874,544
EDP Finance B.V., 6%, 2018 (n)	4,590,000	4,758,820
Energy Future Holdings Corp., 10%, 2020	10,671,000	11,551,358
Energy Future Holdings Corp., 10%, 2020 (n)	3,565,000	3,850,200
Energy Future Holdings Corp., 12.25%, 2022 (n)	3,010,000	3,348,625

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
InterGen N.V., 7%, 2023 (z)	$1,925,000	$1,920,188
NRG Energy, Inc., 8.25%, 2020	4,950,000	5,494,500
NRG Energy, Inc., 6.625%, 2023	590,000	604,750
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,345,000	1,008,750

		$45,311,964
Utilities - Gas - 0.1%
Suburban Propane Partners LP, 7.5%, 2018	$625,000	$675,000
Total Bonds (Identified Cost, $1,164,150,430)		$1,190,277,879

Floating Rate Loans (g)(r) - 1.9%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$1,800,862	$1,809,357

Building - 0.1%
ABC Supply Co., Inc., Term Loan B, 3.5%, 2020	$685,253	$685,376

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan B, 4%, 2019	$1,763,735	$1,761,517

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 4.5%, 2016	$1,176,215	$1,185,771

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 2020	$1,628,819	$1,636,455

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$1,526,328	$1,533,960

Food & Beverages - 0.2%
Aramark Corp., Term Loan D, 4%, 2019	$1,810,061	$1,825,899
H.J. Heinz Co., Term Loan B2, 3.5%, 2020	1,037,494	1,046,572

		$2,872,471
Retailers - 0.3%
Rite Aid Corp., Term Loan, 4.87%, 2021	$1,149,016	$1,156,197
Toys ‘‘R’’ Us, Inc., Term Loan B, 2019 (o)	2,246,193	2,223,731

		$3,379,928
Transportation - Services - 0.4%
American Commercial Lines, Inc, Term Loan, 7.5%, 2019	$5,679,797	$5,367,409

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 2020	$3,631,684	$3,600,361
Total Floating Rate Loans (Identified Cost, $24,046,992)		$23,832,605

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp. (a)	65,068	$372,189

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	76,223	$397,122
Total Common Stocks (Identified Cost, $2,168,949)		$769,311

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75% (Identified Cost, $2,153,000)	43,060	$2,150,416

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $2,544,238) (a)(d)	$2,570,000	$2,525,025

Preferred Stocks - 0.4%
Other Banks & Diversified Financials - 0.4%
Ally Financial, Inc., 7% (z)	2,489	$2,465,510
GMAC Capital Trust I, 8.125%	90,100	2,392,155
Total Preferred Stocks (Identified Cost, $4,658,622)		$4,857,665

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
iShares Russell 2000 Index - September 2013 @ $106 (Premiums Paid, $397,475)	2,970	$454,410

Issuer	Shares/Par
Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	30,464,902	$30,464,902
Total Investments (Identified Cost, $1,230,584,608)		$1,255,332,213

Other Assets, Less Liabilities - 1.1%		14,329,453
Net Assets - 100.0%		$1,269,661,666

21

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $361,372,371 representing 28.5% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Aguila 3 S.A., 7.875%, 2018	7/30/13	$786,038	$791,775
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-11/27/12	2,370,188	2,465,510
American Media, Inc., 13.5%, 2018	12/28/10	301,035	300,423
Ardagh Packaging Finance PLC, 4.875%, 2022	6/05/13	1,311,640	1,312,875
Audatex North America, Inc., 6%, 2021	6/27/13	1,590,000	1,617,825
Boart Longyear Ltd., 7%, 2021	6/04/13	724,134	665,175
CWCapital Cobalt Ltd., CDO, “E2”, 6%, 2045	3/20/06-5/25/13	1,267,469	13,073
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.564%, 2050	4/12/06-4/26/13	649,416	1,624
CWCapital Cobalt Ltd., CDO, “G”, FRN, 1.764%, 2050	4/12/06-4/26/13	2,027,418	5,069

22

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Chester Downs & Marina LLC, 9.25%, 2020	6/18/13-6/27/13	$1,740,984	$1,732,500
Dematic S.A., 7.75%, 2020	12/13/12-7/29/13	4,980,946	5,067,788
Falcon Franchise Loan LLC, FRN, 11.364%, 2025	1/29/03	92,888	177,603
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	591,284	609,627
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-1/02/13	2,357,410	2,134,108
Icahn Enterprises LP, 6%, 2020	7/29/13	1,785,000	1,785,000
InterGen N.V., 7%, 2023	6/07/13-7/24/13	1,910,387	1,920,188
LBI Media, Inc., 13.5% to 2015, 11.5% to , 2020	1/02/13-5/17/13	446,396	333,531
Local TV Finance LLC, 9.25%, 2015	12/10/07-2/06/13	3,180,890	3,233,915
Midcontinent Express Pipeline LLC, 6.25%, 2021	7/23/13	280,000	281,400
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039	7/20/04	120,397	132,938
NAI Entertainment Holdings LLC, 5%, 2018	7/30/13	1,528,500	1,540,900
NOVA Chemicals Corp., 5.25%, 2023	7/16/13-7/31/13	1,643,688	1,640,000
Nara Cable Funding Ltd., 8.875%, 2018	7/17/13	1,056,113	1,034,250
PNK Finance Corp., 6.375%, 2021	7/30/13	1,090,000	1,098,175
Pacific Drilling S.A., 5.375%, 2020	6/05/13-6/17/13	2,241,289	2,254,000
Peninsula Gaming LLC, 8.375%, 2018	6/26/13	758,743	790,225
Pinnacle Foods Finance LLC, 4.875%, 2021	6/11/13	612,935	581,250
Quiksilver, Inc., 10%, 2020	1/07/13	271,597	283,938
Renaissance Acquisition, 6.875%, 2021	7/22/13	3,400,000	3,383,000
Summit Midstream Holdings LLC, 7.5%, 2021	6/12/13	1,535,000	1,565,700
Sun Merger Sub, Inc., 5.875%, 2021	7/19/13	1,401,667	1,398,488
Tronox Finance LLC, 6.375%, 2020	7/15/13-7/31/13	1,634,515	1,613,388
Vantage Point Imaging, 7.5%, 2021	6/27/13	1,850,000	1,984,125
Walter Energy Inc., 8.5%, 2021	7/15/13-7/25/13	1,718,812	1,604,687
Total Restricted Securities			$45,354,073
% of Net assets			3.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

23

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 7/31/13

Forward Foreign Currency Exchange Contracts at 7/31/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	4,946,240	10/18/13	$6,343,108	$6,582,092	$(238,984)
SELL	EUR	JPMorgan Chase Bank N.A.	4,946,240	10/18/13	6,343,612	6,582,092	(238,480)

							$(477,464)

Swap Agreements at 7/31/13

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	12,890,000	Goldman Sachs International (a)	5.0% (fixed rate)	(1)	$939,780
12/20/17	USD	5,000,000	JPMorgan Chase Bank, N.A. (a)	5.0% (fixed rate)	(1)	364,538

						$1,304,318

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.19 Index, a B rated credit default index. The fund entered into the agreement to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $716,639.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,200,119,706)	$1,224,867,311
Underlying affiliated funds, at cost and value	30,464,902
Total investments, at value (identified cost, $1,230,584,608)	$1,255,332,213
Cash	6,943
Receivables for
Investments sold	7,814,881
Fund shares sold	541,502
Interest and dividends	23,517,607
Swaps, at value (net unamortized premiums paid, $716,639)	1,304,318
Other assets	2,864
Total assets	$1,288,520,328
Liabilities
Payables for
Distributions	$473,991
Forward foreign currency exchange contracts	477,464
Investments purchased	14,583,955
Fund shares reacquired	2,611,777
Payable to affiliates
Investment adviser	32,203
Shareholder servicing costs	547,332
Distribution and service fees	1,632
Program manager fees	13
Payable for independent Trustees’ compensation	60,592
Accrued expenses and other liabilities	69,703
Total liabilities	$18,858,662
Net assets	$1,269,661,666
Net assets consist of
Paid-in capital	$1,445,938,789
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	24,862,046
Accumulated net realized gain (loss) on investments and foreign currency	(197,435,483)
Accumulated distributions in excess of net investment income	(3,703,686)
Net assets	$1,269,661,666
Shares of beneficial interest outstanding	356,819,124

25

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$469,371,780	131,921,968	$3.56
Class B	31,468,115	8,828,639	3.56
Class C	74,983,033	20,998,673	3.57
Class I	64,717,747	18,219,863	3.55
Class R1	1,177,769	330,511	3.56
Class R2	3,862,989	1,085,148	3.56
Class R3	7,843,659	2,205,014	3.56
Class R4	451,754	126,917	3.56
Class R5	610,940,210	171,741,360	3.56
Class 529A	2,994,970	841,965	3.56
Class 529B	358,939	100,898	3.56
Class 529C	1,490,701	418,168	3.56

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $3.74 [100 / 95.25 x $3.56] and $3.74 [100 / 95.25 x $3.56], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

26

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$40,367,940
Dividends	239,588
Dividends from underlying affiliated funds	32,089
Total investment income	$40,639,617
Expenses
Management fee	$2,849,799
Distribution and service fees	1,192,468
Program manager fees	2,380
Shareholder servicing costs	748,105
Administrative services fee	82,423
Independent Trustees’ compensation	16,780
Custodian fee	86,942
Shareholder communications	36,237
Audit and tax fees	36,893
Legal fees	7,262
Miscellaneous	94,761
Total expenses	$5,154,050
Fees paid indirectly	(699)
Reduction of expenses by investment adviser and/or distributor	(27,478)
Net expenses	$5,125,873
Net investment income	$35,513,744
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$15,528,165
Swap agreements	435,485
Foreign currency	271,068
Net realized gain (loss) on investments and foreign currency	$16,234,718
Change in unrealized appreciation (depreciation)
Investments	$(31,958,817)
Swap agreements	587,679
Translation of assets and liabilities in foreign currencies	(26,326)
Net unrealized gain (loss) on investments and foreign currency translation	$(31,397,464)
Net realized and unrealized gain (loss) on investments and foreign currency	$(15,162,746)
Change in net assets from operations	$20,350,998

See Notes to Financial Statements

27

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/13	Year ended 1/31/13
Change in net assets	(unaudited)
From operations
Net investment income	$35,513,744	$71,096,364
Net realized gain (loss) on investments and foreign currency	16,234,718	3,618,120
Net unrealized gain (loss) on investments and foreign currency translation	(31,397,464)	52,793,031
Change in net assets from operations	$20,350,998	$127,507,515
Distributions declared to shareholders
From net investment income	$(37,628,192)	$(73,590,229)
Change in net assets from fund share transactions	$63,908,715	$139,293,851
Total change in net assets	$46,631,521	$193,211,137
Net assets
At beginning of period	1,223,030,145	1,029,819,008
At end of period (including accumulated distributions in excess of net investment income of $3,703,686 and $1,589,238, respectively)	$1,269,661,666	$1,223,030,145

See Notes to Financial Statements

28

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/13		Years ended 1/31
Class A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$3.61		$3.44	$3.52	$3.26	$2.49	$3.58
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.23	$0.25	$0.25	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.18	(0.07)	0.26	0.77	(1.08)
Total from investment operations	$0.06		$0.40	$0.16	$0.51	$1.02	$(0.82)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.24)	$(0.25)	$(0.25)	$(0.27)
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.24)	$(0.25)	$(0.25)	$(0.27)
Net asset value, end of period (x)	$3.56		$3.61	$3.44	$3.52	$3.26	$2.49
Total return (%) (r)(s)(t)(x)	1.59	(n)	12.05	4.77	16.22	42.99	(24.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.93	0.93	0.93	1.00	1.05
Expenses after expense reductions (f)	0.91	(a)	0.93	0.92	0.93	1.00	1.05
Net investment income	5.66	(a)	6.39	6.76	7.53	8.68	8.22
Portfolio turnover	17	(n)	38	60	66	58	61
Net assets at end of period (000 omitted)	$469,372		$504,600	$462,232	$501,139	$531,990	$360,076

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$3.61		$3.44	$3.53	$3.26	$2.50	$3.59
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.21	$0.23	$0.23	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.18	(0.09)	0.26	0.76	(1.08)
Total from investment operations	$0.04		$0.38	$0.12	$0.49	$0.99	$(0.84)
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.21)	$(0.21)	$(0.22)	$(0.23)	$(0.25)
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.09)		$(0.21)	$(0.21)	$(0.22)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$3.56		$3.61	$3.44	$3.53	$3.26	$2.50
Total return (%) (r)(s)(t)(x)	1.21	(n)	11.22	3.70	15.69	41.40	(24.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.67	1.67	1.68	1.75	1.75
Expenses after expense reductions (f)	1.67	(a)	1.67	1.67	1.68	1.75	1.75
Net investment income	4.88	(a)	5.59	5.99	6.78	8.11	7.41
Portfolio turnover	17	(n)	38	60	66	58	61
Net assets at end of period (000 omitted)	$31,468		$31,656	$25,983	$37,772	$46,690	$52,384

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$3.62		$3.45	$3.53	$3.27	$2.50	$3.60
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.21	$0.23	$0.23	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.18	(0.08)	0.25	0.77	(1.09)
Total from investment operations	$0.04		$0.38	$0.13	$0.48	$1.00	$(0.85)
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.21)	$(0.21)	$(0.22)	$(0.23)	$(0.25)
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.09)		$(0.21)	$(0.21)	$(0.22)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$3.57		$3.62	$3.45	$3.53	$3.27	$2.50
Total return (%) (r)(s)(t)(x)	1.21	(n)	11.21	4.00	15.34	41.82	(24.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.67	1.67	1.68	1.74	1.75
Expenses after expense reductions (f)	1.67	(a)	1.67	1.67	1.68	1.74	1.75
Net investment income	4.88	(a)	5.61	5.99	6.74	7.80	7.44
Portfolio turnover	17	(n)	38	60	66	58	61
Net assets at end of period (000 omitted)	$74,983		$81,710	$75,309	$80,802	$73,475	$39,345
See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class I			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$3.60		$3.44	$3.52	$3.25	$2.49	$3.58
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.24	$0.24	$0.26	$0.26	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.16	(0.07)	0.27	0.76	(1.08)
Total from investment operations	$0.06		$0.40	$0.17	$0.53	$1.02	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.25)	$(0.26)	$(0.26)	$(0.28)
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.11)		$(0.24)	$(0.25)	$(0.26)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$3.55		$3.60	$3.44	$3.52	$3.25	$2.49
Total return (%) (r)(s)(x)	1.71	(n)	12.02	5.03	16.86	42.90	(23.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.67	0.68	0.68	0.75	0.76
Expenses after expense reductions (f)	0.67	(a)	0.67	0.68	0.68	0.75	0.76
Net investment income	5.91	(a)	6.86	7.02	7.75	8.97	8.55
Portfolio turnover	17	(n)	38	60	66	58	61
Net assets at end of period (000 omitted)	$64,718		$70,506	$448,607	$386,185	$283,704	$185,811

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class R1			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$3.61		$3.44	$3.52	$3.26	$2.50	$3.59
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.21	$0.23	$0.23	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.18	(0.08)	0.25	0.76	(1.09)
Total from investment operations	$0.04		$0.38	$0.13	$0.48	$0.99	$(0.85)
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.21)	$(0.21)	$(0.22)	$(0.23)	$(0.24)
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.09)		$(0.21)	$(0.21)	$(0.22)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$3.56		$3.61	$3.44	$3.52	$3.26	$2.50
Total return (%) (r)(s)(x)	1.21	(n)	11.22	4.00	15.36	41.39	(24.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.68	1.67	1.68	1.74	1.76
Expenses after expense reductions (f)	1.67	(a)	1.68	1.67	1.68	1.74	1.76
Net investment income	4.89	(a)	5.65	6.01	6.78	7.96	7.53
Portfolio turnover	17	(n)	38	60	66	58	61
Net assets at end of period (000 omitted)	$1,178		$1,137	$1,201	$1,138	$1,200	$937

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class R2			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$3.61		$3.44	$3.52	$3.26	$2.49	$3.58
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.22	$0.24	$0.24	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.17	(0.07)	0.26	0.78	(1.08)
Total from investment operations	$0.05		$0.39	$0.15	$0.50	$1.02	$(0.83)
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.22)	$(0.23)	$(0.24)	$(0.25)	$(0.26)
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.10)		$(0.22)	$(0.23)	$(0.24)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$3.56		$3.61	$3.44	$3.52	$3.26	$2.49
Total return (%) (r)(s)(x)	1.47	(n)	11.77	4.51	15.93	42.65	(24.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.18	1.18	1.18	1.25	1.25
Expenses after expense reductions (f)	1.17	(a)	1.18	1.17	1.18	1.25	1.25
Net investment income	5.40	(a)	6.18	6.52	7.27	8.47	7.99
Portfolio turnover	17	(n)	38	60	66	58	61
Net assets at end of period (000 omitted)	$3,863		$4,103	$5,639	$5,653	$5,251	$3,446

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class R3			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$3.61		$3.44	$3.52	$3.25	$2.49	$3.58
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.23	$0.25	$0.25	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.18	(0.07)	0.27	0.76	(1.08)
Total from investment operations	$0.06		$0.40	$0.16	$0.52	$1.01	$(0.82)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.24)	$(0.25)	$(0.25)	$(0.27)
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.24)	$(0.25)	$(0.25)	$(0.27)
Net asset value, end of period (x)	$3.56		$3.61	$3.44	$3.52	$3.25	$2.49
Total return (%) (r)(s)(x)	1.59	(n)	12.05	4.77	16.58	42.55	(24.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.93	0.93	0.93	1.00	1.01
Expenses after expense reductions (f)	0.92	(a)	0.93	0.93	0.93	1.00	1.01
Net investment income	5.65	(a)	6.39	6.78	7.54	8.75	8.35
Portfolio turnover	17	(n)	38	60	66	58	61
Net assets at end of period (000 omitted)	$7,844		$8,183	$7,376	$7,281	$7,929	$6,706

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class R4			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$3.61		$3.44	$3.52	$3.26	$2.49	$3.58
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.23	$0.24	$0.26	$0.26	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.18	(0.07)	0.26	0.77	(1.08)
Total from investment operations	$0.06		$0.41	$0.17	$0.52	$1.03	$(0.81)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.25)	$(0.26)	$(0.26)	$(0.28)
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.11)		$(0.24)	$(0.25)	$(0.26)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$3.56		$3.61	$3.44	$3.52	$3.26	$2.49
Total return (%) (r)(s)(x)	1.72	(n)	12.33	5.04	16.50	43.33	(23.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.68	0.68	0.68	0.74	0.76
Expenses after expense reductions (f)	0.67	(a)	0.68	0.67	0.68	0.74	0.76
Net investment income	5.87	(a)	6.65	7.02	7.72	8.78	8.56
Portfolio turnover	17	(n)	38	60	66	58	61
Net assets at end of period (000 omitted)	$452		$302	$331	$316	$148	$44

See Notes to Financial Statements

36

Financial Highlights – continued

Class R5	Six months ended 7/31/13		Period ended 1/13/13 (i)
	(unaudited)
Net asset value, beginning of period	$3.61		$3.41
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.21
Total from investment operations	$0.06		$0.36
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.16)
Net asset value, end of period (x)	$3.56		$3.61
Total return (%) (r)(s)(x)	1.75	(n)	10.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.63	(a)
Expenses after expense reductions (f)	0.60	(a)	0.63	(a)
Net investment income	5.95	(a)	6.37	(a)
Portfolio turnover	17	(n)	38
Net assets at end of period (000 omitted)	$610,940		$516,399

See Notes to Financial Statements

37

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class 529A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$3.61		$3.43	$3.52	$3.25	$2.49	$3.58
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.22	$0.23	$0.25	$0.25	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		0.19	(0.08)	0.26	0.76	(1.08)
Total from investment operations	$0.06		$0.41	$0.15	$0.51	$1.01	$(0.83)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.24)	$(0.24)	$(0.25)	$(0.26)
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.24)	$(0.24)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$3.56		$3.61	$3.43	$3.52	$3.25	$2.49
Total return (%) (r)(s)(t)(x)	1.57	(n)	12.33	4.40	16.46	42.40	(24.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03	1.03	1.03	1.10	1.23
Expenses after expense reductions (f)	0.95	(a)	0.98	1.00	1.03	1.10	1.23
Net investment income	5.62	(a)	6.31	6.71	7.41	8.62	8.07
Portfolio turnover	17	(n)	38	60	66	58	61
Net assets at end of period (000 omitted)	$2,995		$2,748	$1,719	$1,215	$858	$579

See Notes to Financial Statements

38

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class 529B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$3.61		$3.44	$3.52	$3.25	$2.49	$3.58
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.20	$0.22	$0.23	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.17	(0.07)	0.27	0.76	(1.08)
Total from investment operations	$0.04		$0.37	$0.13	$0.49	$0.99	$(0.85)
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)	$(0.21)	$(0.22)	$(0.23)	$(0.24)
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.09)		$(0.20)	$(0.21)	$(0.22)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$3.56		$3.61	$3.44	$3.52	$3.25	$2.49
Total return (%) (r)(s)(t)(x)	1.19	(n)	11.17	3.92	15.60	41.40	(24.70)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.78	1.78	1.78	1.84	1.88
Expenses after expense reductions (f)	1.72	(a)	1.73	1.75	1.78	1.84	1.88
Net investment income	4.85	(a)	5.60	5.95	6.65	7.82	7.43
Portfolio turnover	17	(n)	38	60	66	58	61
Net assets at end of period (000 omitted)	$359		$375	$362	$398	$315	$183

See Notes to Financial Statements

39

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class 529C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$3.61		$3.44	$3.52	$3.26	$2.50	$3.59
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.20	$0.22	$0.23	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		0.17	(0.07)	0.26	0.76	(1.08)
Total from investment operations	$0.04		$0.37	$0.13	$0.48	$0.99	$(0.85)
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)	$(0.21)	$(0.22)	$(0.23)	$(0.24)
From tax return of capital	—		—	—	—	—	(0.00	)(w)
Total distributions declared to shareholders	$(0.09)		$(0.20)	$(0.21)	$(0.22)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$3.56		$3.61	$3.44	$3.52	$3.26	$2.50
Total return (%) (r)(s)(t)(x)	1.19	(n)	11.17	3.92	15.25	41.26	(24.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.77	1.77	1.78	1.84	1.88
Expenses after expense reductions (f)	1.72	(a)	1.72	1.74	1.77	1.84	1.88
Net investment income	4.83	(a)	5.56	5.94	6.61	7.71	7.39
Portfolio turnover	17	(n)	38	60	66	58	61
Net assets at end of period (000 omitted)	$1,491		$1,311	$1,060	$739	$462	$221

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

40

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Income Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has

41

Notes to Financial Statements (unaudited) – continued

determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by

42

Notes to Financial Statements (unaudited) – continued

events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,369,170	$2,465,510	$397,122	$8,231,802
Non-U.S. Sovereign Debt	—	3,315,100	—	3,315,100
Municipal Bonds	—	1,520,305	—	1,520,305
U.S. Corporate Bonds	—	971,289,583	—	971,289,583
Commercial Mortgage-Backed Securities	—	2,055,499	—	2,055,499
Asset-Backed Securities (including CDOs)	—	629,392	—	629,392
Foreign Bonds	—	213,993,025	—	213,993,025
Floating Rate Loans	—	23,832,605	—	23,832,605
Mutual Funds	30,464,902	—	—	30,464,902
Total Investments	$35,834,072	$1,219,101,019	$397,122	$1,255,332,213

Other Financial Instruments
Swap Agreements	$—	$1,304,318	$—	$1,304,318
Forward Foreign Currency Exchange Contracts	—	(477,464)	—	(477,464)

43

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/13	$362,059
Change in unrealized appreciation (depreciation)	35,063
Balance as of 7/31/13	$397,122

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2013 is $35,063.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

44

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$—	$(477,464)
Equity	Purchased Equity Options	454,410	—
Credit	Credit Default Swaps	1,304,318	—
Total		$1,758,728	$(477,464)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2013 as reported in the Statement of Operations:

Risk	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Foreign Exchange	$—	$274,587	$—
Equity	—	—	991,665
Credit	435,485	—	—
Total	$435,485	$274,587	$991,665

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2013 as reported in the Statement of Operations:

Risk	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange	$—	$(20,779)	$—
Equity	—	—	(98,437)
Credit	587,679	—	—
Total	$587,679	$(20,779)	$(98,437)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such

45

Notes to Financial Statements (unaudited) – continued

agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the

46

Notes to Financial Statements (unaudited) – continued

fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Effective June 10, 2013, certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the

47

Notes to Financial Statements (unaudited) – continued

failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At July 31, 2013, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the

48

Notes to Financial Statements (unaudited) – continued

counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result,

49

Notes to Financial Statements (unaudited) – continued

no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/13
Ordinary income (including any short-term capital gains)	$73,590,229

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/13
Cost of investments	$1,235,644,894
Gross appreciation	43,903,491
Gross depreciation	(24,216,172)
Net unrealized appreciation (depreciation)	$19,687,319

As of 1/31/13
Undistributed ordinary income	4,716,752
Capital loss carryforwards	(208,010,349)
Post-October capital loss deferral	(970,143)
Other temporary differences	(6,908,274)
Net unrealized appreciation (depreciation)	52,172,085

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

50

Notes to Financial Statements (unaudited) – continued

As of January 31, 2013 the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
1/31/14	$(20,014,075)
1/31/15	(43,048,498)
1/31/16	(1,964,268)
1/31/17	(94,687,685)
1/31/18	(46,635,154)
Total	$(206,349,680)

Post-enactment losses which are characterized as follows:
Long-Term	$(1,660,669)

The availability of a portion of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Floating Rate High Income Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/13	Year ended 1/31/13 (i)
Class A	$14,403,854	$30,841,571
Class B	819,321	1,720,399
Class C	2,081,092	4,497,130
Class I	2,134,358	15,277,639
Class R1	30,141	72,831
Class R2	113,530	301,935
Class R3	240,419	517,383
Class R4	13,950	24,030
Class R5	17,657,118	20,103,485
Class 529A	87,163	141,072
Class 529B	9,486	22,515
Class 529C	37,760	70,239
Total	$37,628,192	$73,590,229

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

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Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Average daily net assets in excess of $1.4 billion	0.44%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through July 31, 2013, this management fee reduction amounted to $2,274, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2013 was equivalent to an annual effective rate of 0.46% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $85,538 and $1,630 for the six months ended July 31, 2013, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$600,784
Class B	0.75%	0.25%	1.00%	1.00%	156,447
Class C	0.75%	0.25%	1.00%	1.00%	396,775
Class R1	0.75%	0.25%	1.00%	1.00%	5,755
Class R2	0.25%	0.25%	0.50%	0.50%	9,874
Class R3	—	0.25%	0.25%	0.25%	10,038
Class 529A	—	0.25%	0.25%	0.23%	3,669
Class 529B	0.75%	0.25%	1.00%	1.00%	1,827
Class 529C	0.75%	0.25%	1.00%	1.00%	7,299
Total Distribution and Service Fees					$1,192,468

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.

52

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2013 based on each class’s average daily net assets. Effective January 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS seed money. For the six months ended July 31, 2013, this rebate amounted to $20,806, $287, $302, and $321 for Class A, Class B, Class C, and Class 529A, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2013, were as follows:

Amount
Class A	$2,244
Class B	15,420
Class C	2,358
Class 529B	61
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on May 31, 2014, unless MFD elects to extend the waiver. For the six months ended July 31, 2013, this waiver amounted to $1,190 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended July 31, 2013 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended July 31, 2013, were as follows:

	Fee	Waiver
Class 529A	$1,467	$734
Class 529B	183	91
Class 529C	730	365
Total Program Manager Fees and Waivers	$2,380	$1,190

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

53

Notes to Financial Statements (unaudited) – continued

six months ended July 31, 2013, the fee was $148,348, which equated to 0.0239% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees . For the six months ended July 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $291,317.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended July 31, 2013, these costs for the fund amounted to $308,440 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2013 was equivalent to an annual effective rate of 0.0133% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,358 and the Retirement Deferral plan resulted in an expense of $339. Both amounts are included in independent Trustees’ compensation for the six months ended July 31, 2013. The liability for deferred retirement benefits payable to certain independent

54

Notes to Financial Statements (unaudited) – continued

Trustees under both plans amounted to $60,582 at July 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,757 and are included in “Miscellaneous” expense in the Statement of Operations . MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,298, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, aggregated $301,634,806 and $202,063,587, respectively.

55

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/13		Year ended 1/31/13 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	16,504,991	$59,281,137	37,926,389	$133,588,887
Class B	1,301,367	4,697,204	3,678,551	12,885,658
Class C	1,576,820	5,698,176	4,401,599	15,527,434
Class I	2,678,949	9,595,947	23,095,779	80,270,101
Class R1	34,804	125,625	106,585	374,003
Class R2	110,397	397,636	219,964	772,688
Class R3	336,044	1,213,878	432,960	1,519,275
Class R4	50,714	182,720	18,438	63,964
Class R5	24,444,689	87,922,420	144,005,941	493,707,322
Class 529A	121,362	437,607	310,590	1,096,036
Class 529B	7,170	25,942	41,923	146,659
Class 529C	78,787	285,086	133,976	470,182
	47,246,094	$169,863,378	214,372,695	$740,422,209

Shares issued to shareholders in reinvestment of distributions
Class A	3,261,524	$11,710,477	6,846,113	$24,077,229
Class B	192,839	693,795	372,944	1,315,972
Class C	452,161	1,630,763	948,179	3,350,101
Class I	565,980	2,030,731	3,842,281	13,362,376
Class R1	8,376	30,141	20,648	72,686
Class R2	31,427	112,893	83,820	294,571
Class R3	66,957	240,413	147,100	517,296
Class R4	3,885	13,950	6,828	24,030
Class R5	4,919,992	17,656,953	5,665,992	20,103,484
Class 529A	24,192	86,835	39,944	140,663
Class 529B	2,613	9,382	6,334	22,255
Class 529C	10,447	37,583	19,846	69,991
	9,540,393	$34,253,916	18,000,029	$63,350,654

56

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/13		Year ended 1/31/13 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(27,717,762)	$(99,889,507)	(39,425,483)	$(138,201,516)
Class B	(1,424,148)	(5,125,318)	(2,838,499)	(9,998,115)
Class C	(3,596,478)	(12,949,015)	(4,616,000)	(16,236,799)
Class I	(4,601,347)	(16,522,173)	(137,959,990)	(471,436,686)
Class R1	(27,358)	(99,299)	(161,538)	(571,113)
Class R2	(193,369)	(696,215)	(807,065)	(2,825,243)
Class R3	(466,567)	(1,679,192)	(458,687)	(1,617,198)
Class R4	(11,322)	(40,516)	(37,898)	(135,112)
Class R5	(777,348)	(2,804,629)	(6,517,906)	(22,618,362)
Class 529A	(65,669)	(235,584)	(88,834)	(313,860)
Class 529B	(12,769)	(46,308)	(49,857)	(175,879)
Class 529C	(33,747)	(120,823)	(98,901)	(349,129)
	(38,927,884)	$(140,208,579)	(193,060,658)	$(664,479,012)

Net change
Class A	(7,951,247)	$(28,897,893)	5,347,019	$19,464,600
Class B	70,058	265,681	1,212,996	4,203,515
Class C	(1,567,497)	(5,620,076)	733,778	2,640,736
Class I	(1,356,418)	(4,895,495)	(111,021,930)	(377,804,209)
Class R1	15,822	56,467	(34,305)	(124,424)
Class R2	(51,545)	(185,686)	(503,281)	(1,757,984)
Class R3	(63,566)	(224,901)	121,373	419,373
Class R4	43,277	156,154	(12,632)	(47,118)
Class R5	28,587,333	102,774,744	143,154,027	491,192,444
Class 529A	79,885	288,858	261,700	922,839
Class 529B	(2,986)	(10,984)	(1,600)	(6,965)
Class 529C	55,487	201,846	54,921	191,044
	17,858,603	$63,908,715	39,312,066	$139,293,851

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund , and the MFS Lifetime 2020 Fund, were the owners of record of approximately 19%, 16%, 10%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund , the MFS Lifetime 2025 Fund , the MFS Lifetime 2030 Fund , and the MFS Lifetime 2035 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a

57

Notes to Financial Statements (unaudited) – continued

syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2013, the fund’s commitment fee and interest expense were $3,106 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	62,312,638	185,998,964	(217,846,700)	30,464,902

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$32,089	$30,464,902

58

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

59

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for each of the one- and five-year periods ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

60

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.4 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the existing breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

61

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

62

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

63

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2013

MFS® HIGH YIELD OPPORTUNITIES FUND

HYO-SEM

MFS® HIGH YIELD OPPORTUNITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy continues to grow, albeit at a modest pace, possibly helping to gently lift other regions out of a prolonged slump. The resilience of the U.S. housing market and improved jobs picture continues to offset the drag created by the government’s sequestration and rise in taxes. Going forward, much could hinge on how much cooperation and bipartisanship the U.S. Congress can achieve, as yet another fiscal showdown looms later in 2013.

China is shifting gears from being the engine of global growth because of its rapid consumption of commodities. Commodity-exporting countries are feeling the squeeze from China’s economic focus being turned toward domestic consumers and its overall pace of growth slowing. Japan’s recent economic reports indicate that its 15-year period of stagnant growth and deflation could be ending, while the eurozone is showing signs of a pickup in economic growth after two years of recession. These recent positive signs in Japan and Europe point to a possible broadening base of global growth that could help take the burden off China and the United States as the main engines of global activity.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy - Independent	6.5%
Medical & Health Technology & Services	4.6%
Broadcasting	4.4%
Telecommunications-Wireless	4.4%
Other Banks & Diversified Financials	4.0%

Composition including fixed income credit quality (a)(i)
A	0.2%
BBB	7.2%
BB	35.7%
B	40.9%
CCC	11.5%
CC (o)	0.0%
C	0.1%
D	0.1%
Not Rated	1.3%
Non-Fixed Income	1.3%
Cash & Other	1.7%

Portfolio facts (i)
Average Duration (d)	4.3
Average Effective Maturity (m)	7.0 yrs.

Issuer country weightings (i)(x)
United States	69.6%
United Kingdom	3.9%
Canada	2.7%
Russia	2.6%
Luxembourg	2.5%
Netherlands	2.0%
Brazil	1.9%
Mexico	1.6%
Ireland	1.1%
Other Countries	12.1%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Percentages are based on net assets as of 7/31/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2013 through July 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS High Yield Pooled Portfolio in which the fund invests. The MFS High Yield Pooled Portfolio is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2013 through July 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/13	Ending Account Value 7/31/13	Expenses Paid During Period (p) 2/01/13-7/31/13
A	Actual	1.05%	$1,000.00	$1,009.43	$5.23
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$1,005.69	$8.95
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,005.64	$8.95
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,009.17	$3.99
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R1	Actual	1.80%	$1,000.00	$1,005.70	$8.95
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
R2	Actual	1.30%	$1,000.00	$1,008.21	$6.47
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R3	Actual	1.05%	$1,000.00	$1,009.44	$5.23
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R4	Actual	0.80%	$1,000.00	$1,010.86	$3.99
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R5	Actual	0.71%	$1,000.00	$1,012.69	$3.54
	Hypothetical (h)	0.71%	$1,000.00	$1,021.27	$3.56

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the investment and operating costs of the MFS High Yield Pooled Portfolio in which the fund invests. If these indirect costs were included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 17.8%
Issuer	Shares/Par		Value ($)
Aerospace - 0.0%
Embraer Empresa Brasileria de Aeronaves, 5.15%, 2022		$200,000	$202,000

Asset-Backed & Securitized - 0.5%
Arbor Realty Mortgage Securities, CDO, FRN, 2.566%, 2038 (z)		$1,136,457	$340,936
Banc of America Commercial Mortgage, Inc., FRN, 6.249%, 2051 (z)		3,830,049	1,691,591
Citigroup Commercial Mortgage Trust, FRN, 5.696%, 2017		2,500,000	350,000
Crest Ltd., CDO, 7%, 2040 (a)(p)		1,244,845	62,241
Falcon Franchise Loan LLC, FRN, 11.364%, 2025 (i)(z)		150,206	22,530
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		319,864	320,663
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6%, 2051		1,390,000	324,982
LB Commercial Conduit Mortgage Trust, FRN, 1.042%, 2030 (i)		532,188	10,310
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039 (i)(z)		1,312,159	27,883
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(c)(z)		1,775,000	18
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(c)(z)		3,250,000	0
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(c)(z)		1,813,000	0

			$3,151,154
Automotive - 0.3%
Automotores Gildemeister S.A., 8.25%, 2021 (n)		$116,000	$92,800
Jaguar Land Rover PLC, 8.125%, 2021 (n)		920,000	1,018,900
Schaeffler Finance B.V., 4.25%, 2018 (z)	EUR	100,000	134,231
Schaeffler Finance B.V., 6.875%, 2018 (p)(z)		$385,000	392,700

			$1,638,631
Broadcasting - 0.4%
Clear Channel Communications, Inc., 9%, 2021		$744,000	$732,839
LBI Media Holdings, Inc., 11%, 2013		2,110,000	422,000
Local TV Finance LLC, 9.25%, 2015 (p)(z)		970,072	984,622

			$2,139,461
Building - 0.8%
CEMEX Espana S.A., 9.25%, 2020		$995,000	$1,087,038
CEMEX Finance LLC, 9.5%, 2016		1,215,000	1,293,975
CEMEX S.A.B. de C.V., 9%, 2018 (n)		609,000	662,288
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)		345,000	345,000
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2020 (n)		795,000	822,825
Lafarge S.A., 7.125%, 2036		625,000	653,125

			$4,864,251

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - 0.1%
Equinix, Inc., 4.875%, 2020		$390,000	$386,100

Cable TV - 1.2%
Cogeco Cable, Inc., 4.875%, 2020 (z)		$380,000	$375,250
Myriad International Holdings B.V., 6%, 2020 (z)		971,000	1,002,558
Nara Cable Funding Ltd., 8.875%, 2018 (z)		1,225,000	1,286,250
ONO Finance ll PLC, 10.875%, 2019 (n)		550,000	572,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	500,000	699,764
Telenet Group Holding N.V., 6.25%, 2022 (z)	EUR	780,000	1,068,803
UPC Holding B.V., 9.875%, 2018 (n)		$820,000	893,800
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	755,000	1,074,723

			$6,973,148
Conglomerates - 0.3%
Metalloinvest Finance Ltd., 5.625%, 2020 (n)		$820,000	$766,700
Votorantim Participacoes S.A., 6.75%, 2021 (n)		862,000	922,340

			$1,689,040
Construction - 0.3%
Country Garden Holdings Co., 11.25%, 2017		$542,000	$592,840
Empresas ICA S.A.B. de C.V., 8.375%, 2017		291,000	278,051
Empresas ICA S.A.B. de C.V., 8.375%, 2017 (n)		150,000	143,325
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021		579,000	538,470

			$1,552,686
Electrical Equipment - 0.1%
Avaya, Inc., 9.75%, 2015		$465,000	$455,700

Electronics - 0.1%
Nokia Corp., 5.375%, 2019		$600,000	$585,000

Emerging Market Quasi-Sovereign - 3.6%
Banco de Reservas de La Republica Dominicana, 7%, 2023 (n)		$606,000	$599,940
Banco do Brasil S.A., 3.875%, 2017		1,362,000	1,406,265
Banco do Brasil S.A., 5.875%, 2023 (n)		726,000	700,227
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)		1,141,000	1,153,836
Bank of Ceylon, 6.875%, 2017 (n)		200,000	206,000
Comision Federal de Electricidad, 5.75%, 2042 (n)		1,195,000	1,135,250
Dolphin Energy Ltd., 5.5%, 2021 (n)		804,000	884,400
Ecopetrol S.A., 7.625%, 2019		547,000	650,930
Gaz Capital S.A., 5.999%, 2021 (n)		1,547,000	1,627,258
Instituto Costarricense, 6.375%, 2043 (n)		923,000	835,315
JSC Georgian Railway, 7.75%, 2022 (n)		700,000	764,750

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Kazakhstan Temir Zholy Co., 6.95%, 2042 (n)	$1,260,000	$1,285,200
Majapahit Holding B.V., 7.25%, 2017 (n)	723,000	797,108
Majapahit Holding B.V., 7.75%, 2020 (n)	654,000	729,210
Naftogaz Ukraine, 9.5%, 2014	1,224,000	1,222,470
Pertamina PT, 4.875%, 2022 (n)	255,000	242,250
Pertamina PT, 6%, 2042 (n)	297,000	256,163
Petrobras International Finance Co., 5.375%, 2021	521,000	518,830
Petrobras International Finance Co., 6.75%, 2041	245,000	236,270
Petroleos de Venezuela S.A., 5.25%, 2017	2,698,000	2,212,360
Petroleos Mexicanos, 4.875%, 2022	733,000	753,158
Petroleos Mexicanos, 6.5%, 2041	133,000	139,916
Rosneft, 3.149%, 2017 (n)	208,000	205,660
Rosneft, 4.199%, 2022 (n)	948,000	874,530
Sberbank of Russia, 6.125%, 2022 (n)	1,139,000	1,210,188
Vnesheconombank, 6.025%, 2022 (n)	200,000	210,000
VTB Capital S.A., 6%, 2017 (n)	717,000	751,058

		$21,608,542
Emerging Market Sovereign - 1.2%
Dominican Republic, 7.5%, 2021 (n)	$790,000	$853,200
Dominican Republic, 5.875%, 2024 (n)	111,000	107,115
Government of Ukraine, 6.875%, 2015 (n)	240,000	233,400
Government of Ukraine, 6.25%, 2016	732,000	686,250
Government of Ukraine, 9.25%, 2017 (n)	200,000	199,744
Republic of Argentina, 2.5% to 2019, 3.75% to 2029, 5.25% to 2038	461,000	152,130
Republic of Croatia, 5.5%, 2023 (n)	1,264,000	1,251,360
Republic of Guatemala, 5.75%, 2022 (n)	201,000	209,040
Republic of Latvia, 5.25%, 2017 (n)	200,000	217,290
Republic of Serbia, 7.25%, 2021 (n)	200,000	204,540
Republic of Venezuela, 7%, 2018	824,000	694,220
Republic of Venezuela, 12.75%, 2022	415,000	423,300
Republic of Venezuela, 9.25%, 2027	797,000	661,510
Republic of Venezuela, 7%, 2038	2,047,000	1,366,373

		$7,259,472
Energy - Integrated - 0.4%
Listrindo Capital B.V., 6.95%, 2019 (n)	$455,000	$480,025
LUKOIL International Finance B.V., 3.416%, 2018 (n)	327,000	322,160
LUKOIL International Finance B.V., 4.563%, 2023 (n)	503,000	470,934
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	916,000	984,700

		$2,257,819

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - 0.3%
TMK Capital S.A., 6.75%, 2020 (n)		$1,568,000	$1,522,920

Food & Beverages - 0.7%
Ajecorp B.V., 6.5%, 2022 (n)		$965,000	$986,713
BRF S.A., 4%, 2023 (n)		955,000	821,300
Corporacion Lindley S.A., 6.75%, 2021 (n)		56,000	61,600
Corporacion Lindley S.A., 4.625%, 2023 (n)		802,000	761,900
Marfrig Holding Europe B.V., 9.875%, 2017 (n)		1,354,000	1,367,540

			$3,999,053
Forest & Paper Products - 0.2%
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)		$357,000	$390,915
Fibria Overseas Finance Ltd., 7.5%, 2020		261,000	285,795
Fibria Overseas Finance Ltd., 6.75%, 2021		286,000	311,740
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	180,000	261,513

			$1,249,963
Furniture & Appliances - 0.1%
Arcelik A.S., 5%, 2023 (n)		$1,000,000	$885,000

Gaming & Lodging - 0.2%
Great Canadian Gaming Corp., 6.625%, 2022 (z)	CAD	1,375,000	$1,378,882
NCL Corp., 5%, 2018 (n)		$40,000	39,900

			$1,418,782
Industrial - 0.2%
Hyva Global B.V., 8.625%, 2016 (n)		$1,169,000	$1,060,868

International Market Quasi-Sovereign - 0.7%
Eksportfinans A.S.A., 5.5%, 2017		$1,170,000	$1,212,413
Israel Electric Corp. Ltd., 6.7%, 2017 (n)		819,000	874,283
Israel Electric Corp. Ltd., 6.875%, 2023 (n)		1,863,000	1,928,205

			$4,014,901
Machinery & Tools - 0.2%
Ferreycorp S.A.A., 4.875%, 2020 (n)		$1,491,000	$1,405,268

Major Banks - 0.2%
RBS Capital Trust II, 6.425% to 2034, FRN to 2049		$1,375,000	$1,106,875
Royal Bank of Scotland Group PLC,, 6.99% to 2017, FRN to 2049 (n)		165,000	160,050

			$1,266,925
Medical & Health Technology & Services - 0.1%
Rural Metro Corp., 10.125%, 2019 (a)(d)(n)		$1,385,000	$803,300

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - 0.1%
Southern Copper Corp., 6.75%, 2040		$826,000	$790,078

Oil Services - 0.6%
Afren PLC, 11.5%, 2016 (n)		$1,000,000	$1,157,500
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022 (z)		1,223,000	1,220,554
Qgog Constellation S.A., 6.25%, 2019 (n)		1,263,000	1,199,850

			$3,577,904
Other Banks & Diversified Financials - 1.7%
Alfa Bank, 7.5%, 2019 (n)		$1,200,000	$1,257,000
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)		781,000	781,000
Banco de Credito del Peru, FRN, 6.875%, 2026 (n)		42,000	43,995
Bancolombia S.A., 5.95%, 2021		914,000	952,845
BBVA Banco Continental S.A., 5%, 2022 (n)		900,000	882,000
BBVA Bancomer S.A. de C.V., 6.5%, 2021 (n)		975,000	1,026,188
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		157,000	166,813
Deutsche Bank Capital Funding Trust, FRN, 5.33%, 2049	EUR	1,175,000	1,451,786
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		407,000	503,154
Grupo Aval Ltd., 4.75%, 2022 (n)		200,000	189,250
Industrial Senior Trust, 5.5%, 2022 (n)		617,000	586,150
Intesa Sanpaolo S.p.A., 3.875%, 2018		980,000	952,801
MMG S.A., 6.75%, 2023 (n)		700,000	685,501
Turkiye Garanti Bankasi A.S., 4%, 2017 (n)		1,000,000	960,000

			$10,438,483
Pharmaceuticals - 0.1%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	544,000	$809,651

Railroad & Shipping - 0.0%
Brunswick Rail Finance Ltd., 6.5%, 2017 (n)		$200,000	$198,000

Retailers - 0.2%
Cencosud S.A., 4.875%, 2023 (n)		$1,000,000	$954,836

Specialty Chemicals - 0.2%
SIBUR Securities Ltd., 3.914%, 2018 (n)		$1,000,000	$952,500

Telecommunications - Wireless - 1.2%
Altice Financing S.A., 7.875%, 2019 (n)		$1,512,000	$1,610,280
Digicel Group Ltd., 8.25%, 2020 (n)		200,000	215,000
Digicel Group Ltd., 6%, 2021 (n)		1,436,000	1,407,280
Eileme 2 AB, 11.625%, 2020 (n)		796,000	931,320
Millicom International Cellular S.A., 4.75%, 2020 (n)		768,000	744,960

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
MTS International Funding Ltd., 5%, 2023 (n)	$1,538,000	$1,438,338
VimpelCom Ltd., 5.95%, 2023 (n)	1,000,000	930,000

		$7,277,178
Transportation - 0.4%
Far Eastern Shipping Co., 8%, 2018 (n)	$1,374,000	$1,291,560
Far Eastern Shipping Co., 8.75%, 2020 (n)	947,000	890,180

		$2,181,740
Transportation - Services - 0.3%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$1,210,000	$1,252,350
Navios South American Logistics, Inc., 9.25%, 2019	311,000	335,103
Navios South American Logistics, Inc., 9.25%, 2019 (n)	286,000	308,165
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	132,000	134,640

		$2,030,258
Utilities - Electric Power - 0.8%
EDP Finance B.V., 6%, 2018 (n)	$1,310,000	$1,358,182
Empresa de Energia de Bogota S.A., 6.125%, 2021 (n)	950,000	1,009,375
InterGen N.V., 7%, 2023 (z)	500,000	498,750
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,060,000	795,000
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)	1,006,000	1,061,330

		$4,722,637
Total Bonds (Identified Cost, $118,535,540)		$106,323,249

Common Stocks - 0.1%
Printing & Publishing - 0.1%
American Media Operations, Inc. (Identified Cost, $1,001,968) (a)	70,215	$365,820

Underlying Affiliated Funds - 79.5%
MFS High Yield Pooled Portfolio (Identified Cost, $469,145,326) (v)(y)	48,397,763	$475,266,029

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	14,841,774	$14,841,774
Total Investments (Identified Cost, $603,524,608)		$596,796,872

Other Assets, Less Liabilities - 0.2%		900,732
Net Assets - 100.0%		$597,697,604

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.

11

Portfolio of Investments (unaudited) – continued

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $68,017,609, representing 11.4% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	An unaudited Portfolio of Investments for MFS High Yield Pooled Portfolio as of July 31, 2013 has been included as Appendix A.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Arbor Realty Mortgage Securities, CDO, FRN, 2.566%, 2038	12/20/05	$1,136,454	$340,936
Banc of America Commercial Mortgage, Inc., FRN, 6.249%, 2051	6/19/08	2,879,730	1,691,591
Cogeco Cable, Inc., 4.875%, 2020	4/18/13	380,000	375,250
Falcon Franchise Loan LLC, FRN, 11.364%, 2025	1/29/03	11,784	22,530
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11-2/14/11	310,969	320,663
Great Canadian Gaming Corp., 6.625%, 2022	7/18/12	1,360,376	1,378,882
InterGen N.V., 7%, 2023	6/7/13	491,236	498,750
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	962,151	984,622
Morgan Stanley Capital I, Inc., FRN, 1.385%, 2039	7/20/04	25,253	27,883
Myriad International Holdings B.V., 6%, 2020	7/11/13	971,000	1,002,558
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	1,193,760	1,286,250
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 2022	7/26/13	1,222,927	1,220,554
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	1,376,758	18
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04-1/25/05	2,573,173	0
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	1,419,521	0
Schaeffler Finance B.V., 4.25%, 2018	4/23/13	129,995	134,231
Schaeffler Finance B.V., 6.875%, 2018	7/18/13	382,961	392,700
Telenet Group Holding N.V., 6.25%, 2022	4/29/13	1,066,713	1,068,803
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/1/12	980,308	1,061,330
Total Restricted Securities			$11,807,551
% of Net assets			2.0%

12

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro

Derivative Contracts at 7/31/13

Forward Foreign Currency Exchange Contracts at 7/31/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	1,375,000	10/18/13	$1,303,849	$1,336,170	$(32,321)
SELL	EUR	Deutsche Bank AG	2,435,657	10/18/13-4/25/14	3,125,745	3,241,323	(115,578)
SELL	EUR	JPMorgan Chase Bank N.A.	2,335,657	10/18/13	2,995,508	3,108,120	(112,612)

							$(260,511)

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $119,537,508)	$106,689,069
Underlying affiliated funds, at value (identified cost, $483,987,100)	490,107,803
Total investments, at value (identified cost, $603,524,608)	$596,796,872
Cash	606,565
Foreign currency, at value (identified cost, $33,060)	19,046
Receivables for
Investments sold	3,090,532
Fund shares sold	852,232
Interest and dividends	4,587,211
Receivable from investment adviser	34,016
Other assets	1,511
Total assets	$605,987,985
Liabilities
Payables for
Distributions	$563,284
Forward foreign currency exchange contracts	260,511
Investments purchased	4,819,074
Fund shares reacquired	2,139,239
Payable to affiliates
Shareholder servicing costs	421,809
Distribution and service fees	10,606
Payable for independent Trustees’ compensation	5,014
Accrued expenses and other liabilities	70,844
Total liabilities	$8,290,381
Net assets	$597,697,604
Net assets consist of
Paid-in capital	$691,319,758
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(6,999,482)
Accumulated net realized gain (loss) on investments and foreign currency	(84,328,012)
Accumulated distributions in excess of net investment income	(2,294,660)
Net assets	$597,697,604
Shares of beneficial interest outstanding	91,934,289

14

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$361,636,957	55,627,637	$6.50
Class B	30,026,964	4,609,180	6.51
Class C	95,146,689	14,653,780	6.49
Class I	101,002,803	15,524,825	6.51
Class R1	223,762	34,359	6.51
Class R2	289,382	44,418	6.51
Class R3	7,773,134	1,195,625	6.50
Class R4	1,290,231	197,092	6.55
Class R5	307,682	47,373	6.49

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.82 [100 / 95.25 x $6.50]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$8,922,275
Dividends	41,785
Dividends from underlying affiliated funds	11,979,006
Total investment income	$20,943,066
Expenses
Management fee	$1,979,799
Distribution and service fees	1,154,319
Shareholder servicing costs	397,872
Administrative services fee	43,385
Independent Trustees’ compensation	9,496
Custodian fee	58,768
Shareholder communications	73,167
Audit and tax fees	38,343
Legal fees	4,080
Miscellaneous	91,294
Total expenses	$3,850,523
Fees paid indirectly	(66)
Reduction of expenses by investment adviser and/or distributor	(261,932)
Net expenses	$3,588,525
Net investment income	$17,354,541
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$4,731,912
Underlying affiliated funds	11,507,377
Foreign currency	392,055
Net realized gain (loss) on investments and foreign currency	$16,631,344
Change in unrealized appreciation (depreciation)
Investments	$(27,913,738)
Translation of assets and liabilities in foreign currencies	71,722
Net unrealized gain (loss) on investments and foreign currency translation	$(27,842,016)
Net realized and unrealized gain (loss) on investments and foreign currency	$(11,210,672)
Change in net assets from operations	$6,143,869

See Notes to Financial Statements

16

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/13 (unaudited)	Year ended 1/31/13
From operations
Net investment income	$17,354,541	$39,887,285
Net realized gain (loss) on investments and foreign currency	16,631,344	(6,210,559)
Net unrealized gain (loss) on investments and foreign currency translation	(27,842,016)	39,665,021
Change in net assets from operations	$6,143,869	$73,341,747
Distributions declared to shareholders
From net investment income	$(18,465,525)	$(41,248,929)
Change in net assets from fund share transactions	$(16,505,906)	$(3,589,503)
Total change in net assets	$(28,827,562)	$28,503,315
Net assets
At beginning of period	626,525,166	598,021,851
At end of period (including accumulated distributions in excess of net investment income of $2,294,660 and $1,183,676, respectively)	$597,697,604	$626,525,166

See Notes to Financial Statements

17

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/13		Years ended 1/31
Class A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$6.64		$6.30	$6.49	$5.98	$4.42	$6.90
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.42	$0.44	$0.47	$0.49	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.35	(0.18)	0.51	1.59	(2.46)
Total from investment operations	$0.06		$0.77	$0.26	$0.98	$2.08	$(1.89)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.43)	$(0.45)	$(0.47)	$(0.51)	$(0.59)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
From tax return of capital	—		—	—	—	(0.01)	—
Total distributions declared to shareholders	$(0.20)		$(0.43)	$(0.45)	$(0.47)	$(0.52)	$(0.59)
Net asset value, end of period (x)	$6.50		$6.64	$6.30	$6.49	$5.98	$4.42
Total return (%) (r)(s)(t)(x)	0.94	(n)	12.73	4.21	17.06	49.74	(28.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.14	1.13	1.13	1.16	1.24
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.02	0.93	0.85
Net investment income	5.83	(a)	6.54	6.96	7.64	9.36	9.54
Portfolio turnover	23	(n)	48	61	68	61	72
Net assets at end of period (000 omitted)	$361,637		$412,834	$422,926	$474,643	$369,073	$276,917

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$6.65		$6.32	$6.51	$5.99	$4.43	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.39	$0.43	$0.45	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.35	(0.18)	0.52	1.59	(2.47)
Total from investment operations	$0.04		$0.72	$0.21	$0.95	$2.04	$(1.94)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)	$(0.40)	$(0.43)	$(0.47)	$(0.55)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
From tax return of capital	—		—	—	—	(0.01)	—
Total distributions declared to shareholders	$(0.18)		$(0.39)	$(0.40)	$(0.43)	$(0.48)	$(0.55)
Net asset value, end of period (x)	$6.51		$6.65	$6.32	$6.51	$5.99	$4.43
Total return (%) (r)(s)(t)(x)	0.57	(n)	11.71	3.44	16.37	48.59	(29.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.88	(a)	1.89	1.88	1.88	1.90	1.89
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.77	1.68	1.50
Net investment income	5.07	(a)	5.77	6.21	6.92	8.64	8.82
Portfolio turnover	23	(n)	48	61	68	61	72
Net assets at end of period (000 omitted)	$30,027		$33,338	$35,751	$46,297	$51,506	$42,757

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$6.63		$6.30	$6.48	$5.97	$4.41	$6.89
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.40	$0.43	$0.45	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.35	(0.18)	0.50	1.59	(2.46)
Total from investment operations	$0.04		$0.72	$0.22	$0.93	$2.04	$(1.93)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)	$(0.40)	$(0.42)	$(0.47)	$(0.55)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
From tax return of capital	—		—	—	—	(0.01)	—
Total distributions declared to shareholders	$(0.18)		$(0.39)	$(0.40)	$(0.42)	$(0.48)	$(0.55)
Net asset value, end of period (x)	$6.49		$6.63	$6.30	$6.48	$5.97	$4.41
Total return (%) (r)(s)(t)(x)	0.56	(n)	11.73	3.59	16.22	48.77	(29.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.89	(a)	1.89	1.89	1.88	1.90	1.90
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.77	1.68	1.50
Net investment income	5.09	(a)	5.79	6.25	6.94	8.52	8.94
Portfolio turnover	23	(n)	48	61	68	61	72
Net assets at end of period (000 omitted)	$95,147		$99,786	$89,483	$96,519	$89,930	$55,001

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class I			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$6.65		$6.31	$6.50	$5.99	$4.43	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.44	$0.46	$0.48	$0.50	$0.60
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.35	(0.18)	0.52	1.60	(2.48)
Total from investment operations	$0.07		$0.79	$0.28	$1.00	$2.10	$(1.88)
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.45)	$(0.47)	$(0.49)	$(0.53)	$(0.61)
From net realized gain on investments	—		—	—	—	—	(0.00	)(w)
From tax return of capital	—		—	—	—	(0.01)	—
Total distributions declared to shareholders	$(0.21)		$(0.45)	$(0.47)	$(0.49)	$(0.54)	$(0.61)
Net asset value, end of period (x)	$6.51		$6.65	$6.31	$6.50	$5.99	$4.43
Total return (%) (r)(s)(x)	1.07	(n)	13.00	4.47	17.33	50.02	(28.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.88	(a)	0.89	0.88	0.87	0.90	0.89
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.78	0.68	0.50
Net investment income	6.04	(a)	6.74	7.21	7.76	9.45	9.81
Portfolio turnover	23	(n)	48	61	68	61	72
Net assets at end of period (000 omitted)	$101,003		$70,977	$38,143	$38,266	$20,317	$11,581

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class R1			2013	2012	2011	2010	2009 (i)
	(unaudited)
Net asset value, beginning of period	$6.65		$6.32	$6.51	$5.99	$4.43	$6.94
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.37	$0.39	$0.43	$0.45	$0.35
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.35	(0.18)	0.51	1.59	(2.48)
Total from investment operations	$0.04		$0.72	$0.21	$0.94	$2.04	$(2.13)
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)	$(0.40)	$(0.42)	$(0.47)	$(0.38)
From tax return of capital	—		—	—	—	(0.01)	—
Total distributions declared to shareholders	$(0.18)		$(0.39)	$(0.40)	$(0.42)	$(0.48)	$(0.38)
Net asset value, end of period (x)	$6.51		$6.65	$6.32	$6.51	$5.99	$4.43
Total return (%) (r)(s)(x)	0.57	(n)	11.71	3.44	16.36	48.59	(31.30	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.88	(a)	1.89	1.88	1.88	1.90	1.92	(a)
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.77	1.68	1.50	(a)
Net investment income	5.06	(a)	5.70	6.22	6.90	8.53	9.60	(a)
Portfolio turnover	23	(n)	48	61	68	61	72	(n)
Net assets at end of period (000 omitted)	$224		$207	$132	$126	$107	$71

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class R2			2013	2012	2011	2010	2009 (i)
	(unaudited)
Net asset value, beginning of period	$6.65		$6.32	$6.51	$5.99	$4.43	$6.94
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.40	$0.43	$0.46	$0.47	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	(0.12)		0.35	(0.18)	0.52	1.60	(2.48)
Total from investment operations	$0.06		$0.75	$0.25	$0.98	$2.07	$(2.11)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.42)	$(0.44)	$(0.46)	$(0.50)	$(0.40)
From tax return of capital	—		—	—	—	(0.01)	—
Total distributions declared to shareholders	$(0.20)		$(0.42)	$(0.44)	$(0.46)	$(0.51)	$(0.40)
Net asset value, end of period (x)	$6.51		$6.65	$6.32	$6.51	$5.99	$4.43
Total return (%) (r)(s)(x)	0.82	(n)	12.26	3.96	16.94	49.30	(31.05	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.38	(a)	1.39	1.38	1.37	1.40	1.42	(a)
Expenses after expense reductions (f)(h)	1.30	(a)	1.30	1.30	1.27	1.18	1.00	(a)
Net investment income	5.55	(a)	6.22	6.72	7.37	9.03	10.11	(a)
Portfolio turnover	23	(n)	48	61	68	61	72	(n)
Net assets at end of period (000 omitted)	$289		$253	$172	$162	$114	$69

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class R3			2013	2012	2011	2010	2009 (i)
	(unaudited)
Net asset value, beginning of period	$6.64		$6.31	$6.49	$5.98	$4.42	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.40	$0.44	$0.47	$0.49	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.36	(0.17)	0.51	1.59	(2.43)
Total from investment operations	$0.06		$0.76	$0.27	$0.98	$2.08	$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.43)	$(0.45)	$(0.47)	$(0.51)	$(0.41)
From tax return of capital	—		—	—	—	(0.01)	—
Total distributions declared to shareholders	$(0.20)		$(0.43)	$(0.45)	$(0.47)	$(0.52)	$(0.41)
Net asset value, end of period (x)	$6.50		$6.64	$6.31	$6.49	$5.98	$4.42
Total return (%) (r)(s)(x)	0.94	(n)	12.55	4.37	17.06	49.75	(30.90	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.12	1.14	1.13	1.17	1.17	(a)
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.03	0.92	0.74	(a)
Net investment income	5.82	(a)	6.06	7.00	7.60	9.91	10.25	(a)
Portfolio turnover	23	(n)	48	61	68	61	72	(n)
Net assets at end of period (000 omitted)	$7,773		$7,588	$771	$560	$352	$587

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class R4			2013	2012	2011	2010	2009 (i)
	(unaudited)
Net asset value, beginning of period	$6.69		$6.30	$6.49	$5.98	$4.42	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.45	$0.46	$0.47	$0.50	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.39	(0.18)	0.53	1.59	(2.47)
Total from investment operations	$0.07		$0.84	$0.28	$1.00	$2.09	$(2.08)
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.45)	$(0.47)	$(0.49)	$(0.52)	$(0.42)
From tax return of capital	—		—	—	—	(0.01)	—
Total distributions declared to shareholders	$(0.21)		$(0.45)	$(0.47)	$(0.49)	$(0.53)	$(0.42)
Net asset value, end of period (x)	$6.55		$6.69	$6.30	$6.49	$5.98	$4.42
Total return (%) (r)(s)(x)	1.09	(n)	13.85	4.47	17.35	50.11	(30.77	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.88	(a)	0.89	0.89	0.85	0.90	0.92	(a)
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.79	0.68	0.50	(a)
Net investment income	6.04	(a)	6.98	7.25	7.40	9.49	10.64	(a)
Portfolio turnover	23	(n)	48	61	68	61	72	(n)
Net assets at end of period (000 omitted)	$1,290		$1,431	$3,014	$3,040	$122	$69

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class R5 (y)			2013	2012	2011	2010	2009 (i)
	(unaudited)
Net asset value, beginning of period	$6.63		$6.29	$6.49	$5.97	$4.42	$6.92
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.44	$0.45	$0.47	$0.48	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.35	(0.19)	0.53	1.60	(2.47)
Total from investment operations	$0.07		$0.79	$0.26	$1.00	$2.08	$(2.09)
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.45)	$(0.46)	$(0.48)	$(0.52)	$(0.41)
From tax return of capital	—		—	—	—	(0.01)	—
Total distributions declared to shareholders	$(0.21)		$(0.45)	$(0.46)	$(0.48)	$(0.53)	$(0.41)
Net asset value, end of period (x)	$6.49		$6.63	$6.29	$6.49	$5.97	$4.42
Total return (%) (r)(s)(x)	1.11	(n)	13.03	4.20	17.43	49.72	(30.82	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.79	(a)	0.97	0.99	0.95	0.98	1.02	(a)
Expenses after expense reductions (f)(h)	0.71	(a)	0.90	0.90	0.88	0.78	0.59	(a)
Net investment income	6.10	(a)	6.89	7.14	7.45	9.02	10.81	(a)
Portfolio turnover	23	(n)	48	61	68	61	72	(n)
Net assets at end of period (000 omitted)	$308		$112	$7,631	$1,734	$364	$129

See Notes to Financial Statements

26

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	For the six months ended July 31, 2013, in addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’ inception, June 2, 2008 (Classes R1, R2, R3, R4 and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Opportunities Fund (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2013, 79.5% of the fund’s net assets was invested in the MFS High Yield Pooled Portfolio (“Pooled Portfolio”). The Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the Pooled Portfolio are outlined in its shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The Pooled Portfolio’s shareholder reports are not covered by this report. An unaudited Portfolio of Investments for the Pooled Portfolio as of July 31, 2013 has been included as Appendix A. The fund and the Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund and the Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The

28

Notes to Financial Statements (unaudited) – continued

disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – The investments of the fund and the Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values

29

Notes to Financial Statements (unaudited) – continued

of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

30

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$365,820	$365,820
Non-U.S. Sovereign Debt	—	32,882,912	—	32,882,912
U.S. Corporate Bonds	—	6,880,900	—	6,880,900
Commercial Mortgage-Backed Securities	—	2,427,297	—	2,427,297
Asset-Backed Securities (including CDOs)	—	723,861	—	723,861
Foreign Bonds	—	63,408,279	—	63,408,279
Mutual Funds	490,107,803	—	—	490,107,803
Total Investments	$490,107,803	$106,323,249	$365,820	$596,796,872

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(260,511)	$—	$(260,511)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 1/31/13	$333,521
Change in unrealized appreciation (depreciation)	32,299
Balance as of 7/31/13	$365,820

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at July 31, 2013 is $32,299.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging

31

Notes to Financial Statements (unaudited) – continued

can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$—	$(260,511)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2013 as reported in the Statement of Operations:

Risk	Foreign Currency	Investments (Purchased Options)
Foreign Exchange	$233,807	$—
Equity	—	143,766
Total	$233,807	$143,766

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2013 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange	$78,663	$—
Equity	—	(80,228)
Total	$78,663	$(80,228)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the

32

Notes to Financial Statements (unaudited) – continued

credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For

33

Notes to Financial Statements (unaudited) – continued

over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the Pooled Portfolio are recorded on the ex-dividend date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an

34

Notes to Financial Statements (unaudited) – continued

amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund and/or the Pooled Portfolio may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/13
Ordinary income (including any short-term capital gains)	$41,248,929

35

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/13
Cost of investments	$603,572,343
Gross appreciation	9,281,669
Gross depreciation	(16,057,140)
Net unrealized appreciation (depreciation)	$(6,775,471)

As of 1/31/13
Undistributed ordinary income	1,922,038
Capital loss carryforwards	(96,100,066)
Post-October capital loss deferral	(899,856)
Other temporary differences	(3,529,410)
Net unrealized appreciation (depreciation)	17,306,796

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2013, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
1/31/17	$(39,675,228)
1/31/18	(45,531,096)
Total	$(85,206,324)

Post-enactment losses which are characterized as follows:
Long-Term	$(10,893,742)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

36

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/13	Year ended 1/31/13
Class A	$12,232,386	$28,978,403
Class B	862,199	2,078,840
Class C	2,668,840	5,704,050
Class I	2,399,478	4,082,792
Class R1	5,695	9,356
Class R2	8,268	12,967
Class R3	240,935	96,121
Class R4	41,454	121,208
Class R5 (formerly Class W)	6,270	165,192
Total	$18,465,525	$41,248,929

On May 30, 2012, Class W shares were redesignated Class R5. See Note 5 for additional information.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through July 31, 2013, this management fee reduction amounted to $1,100, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2013 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

Effective August 1, 2013, the investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $1.5 billion to $2.5 billion and 0.55% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2015.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including fees and expenses associated with investments in investment companies and other similar investment vehicles) such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.73%

37

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2015. For the six months ended July 31, 2013, this reduction amounted to $256,916 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $81,208 for the six months ended July 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$493,398
Class B	0.75%	0.25%	1.00%	1.00%	158,516
Class C	0.75%	0.25%	1.00%	1.00%	490,915
Class R1	0.75%	0.25%	1.00%	1.00%	1,051
Class R2	0.25%	0.25%	0.50%	0.50%	698
Class R3	—	0.25%	0.25%	0.25%	9,741
Total Distribution and Service Fees					$1,154,319

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2013 based on each class’s average daily net assets. Effective January 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS seed money. For the period ended July 31, 2013, this rebate amounted to $2,295, $73, and $408 for Class A, Class B, and Class C, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a

38

Notes to Financial Statements (unaudited) – continued

CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2013, were as follows:

Amount
Class A	$10,969
Class B	28,128
Class C	5,300

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2013, the fee was $66,057, which equated to 0.0217% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended July 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $331,815.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2013 was equivalent to an annual effective rate of 0.0142% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense of $24 and is included in independent Trustees’ compensation for the

39

Notes to Financial Statements (unaudited) – continued

six months ended July 31, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $5,009 at July 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,429 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,140, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the MFS Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. MFS pooled portfolios are designed to be used by MFS funds to invest in a particular security type rather than invest in the security type directly. The fund invests in the Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly (see Appendix A).

At close of business on March 22, 2013, the fund and certain other MFS funds transferred high income debt instruments, accrued interest and cash to the Pooled Portfolio in exchange for shares of the Pooled Portfolio. The purpose of the transaction was to pool the portion of the assets of the fund and certain other MFS funds invested in high income debt instruments in the Pooled Portfolio. The transfer was accomplished by a tax-free exchange by the fund of investments valued at approximately $516,450,760 with a cost basis of approximately $492,368,794, accrued interest of approximately $9,799,211 and cash of approximately $178,187 for approximately 52,642,816 shares of the Pooled Portfolio (valued at approximately $526,428,158). For financial reporting purposes, investments transferred and shares received by the fund were recorded at fair value; however, the cost basis of the investments delivered to the Pooled Portfolio was carried forward to the shares received. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The Pooled Portfolio does not charge a management fee, distribution and/or service fee, or sales charge.

40

Notes to Financial Statements (unaudited) – continued

At July 31, 2013, MFS held 62% of the outstanding shares of Class R1.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, in-kind transactions , and short-term obligations, aggregated $136,416,375 and $148,664,983, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/13		Year ended 1/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,540,417	$43,278,647	25,363,634	$163,115,225
Class B	342,678	2,271,828	1,211,353	7,775,847
Class C	971,674	6,442,979	2,577,620	16,550,503
Class I	6,601,870	43,117,380	8,217,473	52,839,400
Class R1	2,312	15,207	8,920	57,988
Class R2	5,854	38,792	9,064	58,993
Class R3	203,274	1,348,078	1,048,142	6,919,868
Class R4	19,132	127,518	379,439	2,439,280
Class R5 (formerly Class W)	29,891	199,648	150,933	957,445
	14,717,102	$96,840,077	38,966,578	$250,714,549

Shares issued to shareholders in reinvestment of distributions
Class A	1,478,747	$9,758,983	3,519,491	$22,664,449
Class B	106,749	705,650	240,455	1,553,807
Class C	278,046	1,831,313	568,268	3,660,437
Class I	294,284	1,941,260	385,756	2,502,159
Class R1	862	5,695	1,445	9,356
Class R2	1,251	8,267	2,003	12,964
Class R3	36,531	240,932	14,700	95,917
Class R4	6,240	41,451	15,947	102,847
Class R5 (formerly Class W)	963	6,270	16,237	103,669
	2,203,673	$14,539,821	4,764,302	$30,705,605

41

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/13		Year ended 1/31/13
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,582,002)	$(96,325,852)	(33,778,358)	$(218,173,778)
Class B	(851,537)	(5,632,417)	(2,098,305)	(13,536,803)
Class C	(1,647,165)	(10,847,737)	(2,308,205)	(14,861,932)
Class I	(2,052,265)	(13,554,076)	(3,963,999)	(25,345,361)
Class R1	(10)	(65)	—	—
Class R2	(757)	(5,043)	(228)	(1,495)
Class R3	(187,120)	(1,235,903)	(42,216)	(276,275)
Class R4	(42,252)	(282,649)	(659,505)	(4,124,237)
Class R5 (formerly Class W)	(319)	(2,062)	(1,362,632)	(8,689,776)
	(19,363,427)	$(127,885,804)	(44,213,448)	$(285,009,657)

Net change
Class A	(6,562,838)	$(43,288,222)	(4,895,233)	$(32,394,104)
Class B	(402,110)	(2,654,939)	(646,497)	(4,207,149)
Class C	(397,445)	(2,573,445)	837,683	5,349,008
Class I	4,843,889	31,504,564	4,639,230	29,996,198
Class R1	3,164	20,837	10,365	67,344
Class R2	6,348	42,016	10,839	70,462
Class R3	52,685	353,107	1,020,626	6,739,510
Class R4	(16,880)	(113,680)	(264,119)	(1,582,110)
Class R5 (formerly Class W)	30,535	203,856	(1,195,462)	(7,628,662)
	(2,442,652)	$(16,505,906)	(482,568)	$(3,589,503)

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements

42

Notes to Financial Statements (unaudited) – continued

with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2013, the fund’s commitment fee and interest expense were $1,575 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	—	56,328,009	(7,930,246)	48,397,763
MFS Institutional Money Market Portfolio	23,476,201	105,048,673	(113,683,100)	14,841,774

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$11,507,377	$—	$11,970,004	$475,266,029
MFS Institutional Money Market Portfolio	—	—	9,002	14,841,774
Total	$11,507,377	$—	$11,979,006	$490,107,803

43

APPENDIX A

MFS HIGH YIELD POOLED PORTFOLIO

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

Appendix A is a complete list of all securities owned by MFS High Yield Pooled Portfolio. It is categorized by broad-based asset classes.

Bonds - 94.1%
Issuer	Shares/Par		Value ($)
Aerospace - 2.3%
Bombardier, Inc., 4.25%, 2016 (n)		$1,365,000	$1,416,188
Bombardier, Inc., 7.5%, 2018 (n)		4,435,000	5,011,550
Bombardier, Inc., 7.75%, 2020 (n)		2,995,000	3,421,788
CPI International, Inc., 8%, 2018		3,355,000	3,447,219
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,708,000	2,079,325
Huntington Ingalls Industries, Inc., 7.125%, 2021		$4,810,000	5,291,000
Kratos Defense & Security Solutions, Inc., 10%, 2017		4,355,000	4,703,400

			$25,370,470
Apparel Manufacturers - 1.0%
Hanesbrands, Inc., 6.375%, 2020		$2,690,000	$2,948,913
Jones Group, Inc., 6.875%, 2019		2,350,000	2,426,375
PVH Corp., 7.375%, 2020		3,105,000	3,403,856
PVH Corp., 4.5%, 2022		1,820,000	1,779,050
Quiksilver, Inc., 10%, 2020 (z)		230,000	237,475

			$10,795,669
Automotive - 3.7%
Accuride Corp., 9.5%, 2018		$4,515,000	$4,678,669
Allison Transmission, Inc., 7.125%, 2019 (n)		4,885,000	5,214,738
Continental Rubber of America Corp., 4.5%, 2019 (n)		630,000	640,548
Delphi Corp., 5%, 2023		2,735,000	2,844,400
Ford Motor Credit Co. LLC, 12%, 2015		392,000	461,251
Ford Motor Credit Co. LLC, 8.125%, 2020		1,600,000	1,967,202
General Motors Financial Co., Inc., 4.75%, 2017 (n)		1,465,000	1,536,419
General Motors Financial Co., Inc., 6.75%, 2018		3,120,000	3,478,800
General Motors Financial Co., Inc., 4.25%, 2023 (n)		1,070,000	1,027,200
Goodyear Tire & Rubber Co., 8.25%, 2020		685,000	763,775
Goodyear Tire & Rubber Co., 6.5%, 2021		3,410,000	3,567,713
Goodyear Tire & Rubber Co., 7%, 2022		1,110,000	1,179,375
Jaguar Land Rover PLC, 7.75%, 2018 (n)		2,260,000	2,463,400
Jaguar Land Rover PLC, 8.125%, 2021 (n)		4,605,000	5,100,038
Jaguar Land Rover PLC, 5.625%, 2023 (n)		1,360,000	1,332,800
Lear Corp., 8.125%, 2020		1,637,000	1,804,793
Lear Corp., 4.75%, 2023 (n)		755,000	739,900
LKQ Corp., 4.75%, 2023 (n)		1,220,000	1,169,675

			$39,970,696

44

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 5.0%
Allbritton Communications Co., 8%, 2018	$1,310,000	$1,416,438
AMC Networks, Inc., 7.75%, 2021	4,350,000	4,872,000
Clear Channel Communications, Inc., 9%, 2021	3,483,000	3,430,755
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	745,000	771,075
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	2,570,000	2,685,650
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	140,000	146,300
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	1,390,000	1,466,450
Hughes Network Systems LLC, 7.625%, 2021	1,745,000	1,888,963
IAC/InterActive Corp., 4.75%, 2022	870,000	822,150
Inmarsat Finance PLC, 7.375%, 2017 (n)	2,130,000	2,241,825
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	3,520,000	3,599,200
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	1,240,000	1,267,900
Intelsat S.A., 8.125%, 2023 (n)	2,455,000	2,639,125
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	1,196,098	418,634
Liberty Media Corp., 8.5%, 2029	2,790,000	3,072,488
Liberty Media Corp., 8.25%, 2030	1,215,000	1,313,719
Local TV Finance LLC, 9.25%, 2015 (p)(z)	2,435,088	2,471,614
Netflix, Inc., 5.375%, 2021 (n)	2,115,000	2,136,150
Nexstar Broadcasting Group, Inc., 8.875%, 2017	1,035,000	1,120,388
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	975,000	1,009,125
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,540,000	1,632,400
Sinclair Broadcast Group, Inc., 8.375%, 2018	345,000	373,463
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	2,015,000	2,271,913
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	2,615,000	2,883,038
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	650,000	604,500
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	1,430,000	1,383,525
Univision Communications, Inc., 6.875%, 2019 (n)	2,200,000	2,348,500
Univision Communications, Inc., 7.875%, 2020 (n)	1,890,000	2,074,275
Univision Communications, Inc., 8.5%, 2021 (n)	2,170,000	2,387,000

		$54,748,563
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 6.375%, 2019	$6,420,000	$6,821,250

Building - 2.5%
ABC Supply Co., Inc., 5.625%, 2021 (n)	$575,000	$573,563
Boise Cascade Co., 6.375%, 2020	2,045,000	2,114,019
Building Materials Holding Corp., 6.875%, 2018 (n)	1,600,000	1,704,000
Building Materials Holding Corp., 7%, 2020 (n)	1,925,000	2,059,750
Building Materials Holding Corp., 6.75%, 2021 (n)	1,530,000	1,637,100
CEMEX Espana S.A., 9.25%, 2020	1,405,000	1,534,963
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)	202,000	202,000

45

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
Gibraltar Industries, Inc., 6.25%, 2021 (n)		$870,000	$891,750
HD Supply, Inc., 8.125%, 2019		1,630,000	1,825,600
HD Supply, Inc., 11.5%, 2020		2,415,000	2,864,794
Nortek, Inc., 8.5%, 2021		4,470,000	4,838,775
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		1,952,000	2,147,200
USG Corp., 6.3%, 2016		3,782,000	3,914,370
USG Corp., 7.875%, 2020 (n)		1,335,000	1,478,513

			$27,786,397
Business Services - 1.7%
Equinix, Inc., 4.875%, 2020		$3,070,000	$3,039,300
Fidelity National Information Services, Inc., 5%, 2022		3,305,000	3,379,363
iGATE Corp., 9%, 2016		3,670,000	3,959,013
Iron Mountain, Inc., 8.375%, 2021		3,800,000	4,118,250
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		1,540,000	1,262,800
Neustar, Inc., 4.5%, 2023 (n)		2,055,000	1,921,425
SunGard Data Systems, Inc., 7.375%, 2018		910,000	964,600

			$18,644,751
Cable TV - 3.5%
CCO Holdings LLC, 8.125%, 2020		$3,970,000	$4,317,375
CCO Holdings LLC, 7.375%, 2020		705,000	759,638
CCO Holdings LLC, 6.5%, 2021		4,500,000	4,623,750
CCO Holdings LLC, 5.125%, 2023		2,025,000	1,852,875
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		1,315,000	1,229,525
Cequel Communications Holdings, 6.375%, 2020 (n)		2,350,000	2,426,375
DISH DBS Corp., 6.75%, 2021		2,540,000	2,692,400
DISH DBS Corp., 5%, 2023		1,365,000	1,279,688
EchoStar Corp., 7.125%, 2016		2,500,000	2,737,500
Lynx I Corp., 5.375%, 2021 (n)		1,390,000	1,407,375
Lynx II Corp., 6.375%, 2023 (n)		800,000	821,000
Midcontinent Express Pipeline LLC, 6.25%, 2021 (z)		235,000	236,175
Nara Cable Funding Ltd., 8.875%, 2018 (z)		840,000	882,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	1,510,000	2,113,288
Unitymedia Hessen, 5.5%, 2023 (n)		$370,000	359,825
UPC Holding B.V., 9.875%, 2018 (n)		3,555,000	3,874,950
UPCB Finance III Ltd., 6.625%, 2020 (n)		3,628,000	3,881,960
Virgin Media Finance PLC, 8.375%, 2019		241,000	262,088
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	1,895,000	2,697,484

			$38,455,271

46

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 2.4%
Celanese U.S. Holdings LLC, 6.625%, 2018	$3,755,000	$4,008,463
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)	1,015,000	1,051,794
Hexion U.S. Finance Corp., 6.625%, 2020 (n)	1,000,000	1,022,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018	1,860,000	1,934,400
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	1,630,000	1,650,375
Huntsman International LLC, 8.625%, 2021	4,095,000	4,617,113
INEOS Finance PLC, 8.375%, 2019 (n)	3,290,000	3,610,775
INEOS Group Holdings S.A., 6.125%, 2018 (n)	2,035,000	1,984,125
LyondellBasell Industries N.V., 5%, 2019	1,535,000	1,699,518
NOVA Chemicals Corp., 5.25%, 2023 (z)	1,410,000	1,410,000
Polypore International, Inc., 7.5%, 2017	1,450,000	1,529,750
Tronox Finance LLC, 6.375%, 2020 (z)	1,435,000	1,374,013

		$25,892,826
Computer Software - 1.1%
Infor U.S., Inc., 11.5%, 2018	$1,940,000	$2,235,850
Nuance Communications, Inc., 5.375%, 2020 (n)	960,000	936,000
Syniverse Holdings, Inc., 9.125%, 2019	4,140,000	4,471,200
TransUnion Holding Co., Inc., 9.625%, 2018	1,110,000	1,204,350
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	915,000	1,028,231
Verisign, Inc., 4.625%, 2023 (n)	1,830,000	1,756,800

		$11,632,431
Computer Software - Systems - 0.7%
Audatex North America, Inc., 6.75%, 2018	$2,070,000	$2,209,725
Audatex North America, Inc., 6%, 2021 (z)	1,485,000	1,510,988
CDW LLC/CDW Finance Corp., 12.535%, 2017	741,000	781,755
CDW LLC/CDW Finance Corp., 8.5%, 2019	2,920,000	3,204,700

		$7,707,168
Conglomerates - 1.9%
Amsted Industries, Inc., 8.125%, 2018 (n)	$4,580,000	$4,866,250
BC Mountain LLC, 7%, 2021 (n)	1,685,000	1,752,400
Dynacast International LLC, 9.25%, 2019	1,875,000	2,053,125
Griffon Corp., 7.125%, 2018	3,200,000	3,368,000
Renaissance Acquisition, 6.875%, 2021 (z)	2,920,000	2,905,400
Rexel S.A., 6.125%, 2019 (n)	2,180,000	2,261,750
Rexel S.A., 5.25%, 2020 (n)	595,000	592,025
Silver II Borrower, 7.75%, 2020 (n)	2,925,000	3,063,938

		$20,862,888
Construction - 0.1%
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021	$665,000	$618,450

47

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 1.0%
Elizabeth Arden, Inc., 7.375%, 2021	$2,872,000	$3,101,760
Jarden Corp., 7.5%, 2020	2,515,000	2,700,481
Libbey Glass, Inc., 6.875%, 2020	795,000	850,650
Prestige Brands, Inc., 8.125%, 2020	1,240,000	1,367,100
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	2,245,000	2,385,313
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	210,000	224,700

		$10,630,004
Consumer Services - 0.7%
QVC, Inc., 7.375%, 2020 (n)	$1,925,000	$2,101,779
Service Corp. International, 7%, 2017	3,515,000	3,892,863
Service Corp. International, 7%, 2019	1,085,000	1,167,731

		$7,162,373
Containers - 3.1%
Ardagh Packaging Finance PLC , 7%, 2020 (n)	$950,000	$935,750
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	2,335,000	2,483,856
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	400,000	434,000
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	4,480,000	4,838,400
Ardagh Packaging Finance PLC, 4.875%, 2022 (z)	790,000	768,275
Ball Corp., 5%, 2022	1,008,000	1,010,520
Ball Corp., 4%, 2023	1,335,000	1,221,525
Berry Plastics Group, Inc., 9.5%, 2018	1,030,000	1,117,550
Berry Plastics Group, Inc., 9.75%, 2021	2,285,000	2,673,450
Crown Americas LLC, 4.5%, 2023 (n)	2,315,000	2,158,738
Greif, Inc., 6.75%, 2017	2,090,000	2,309,450
Greif, Inc., 7.75%, 2019	980,000	1,117,200
Reynolds Group, 7.125%, 2019	3,095,000	3,303,913
Reynolds Group, 9.875%, 2019	1,355,000	1,463,400
Reynolds Group, 5.75%, 2020	2,050,000	2,085,875
Reynolds Group, 8.25%, 2021	5,660,000	5,759,050

		$33,680,952
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 2018	$2,452,000	$2,721,720
MOOG, Inc., 7.25%, 2018	1,615,000	1,671,525

		$4,393,245
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$1,180,000	$1,156,400
Avaya, Inc., 7%, 2019 (n)	665,000	613,463

		$1,769,863

48

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - 1.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$3,825,000	$4,145,344
Nokia Corp., 5.375%, 2019	995,000	970,125
Nokia Corp., 6.625%, 2039	1,015,000	893,200
NXP B.V., 9.75%, 2018 (n)	149,000	166,135
NXP B.V., 5.75%, 2021 (n)	640,000	657,600
NXP B.V., 5.75%, 2023 (n)	2,095,000	2,115,950
Sensata Technologies B.V., 6.5%, 2019 (n)	3,320,000	3,552,400

		$12,500,754
Energy - Independent - 7.8%
Berry Petroleum Corp., 6.75%, 2020	$685,000	$708,975
BreitBurn Energy Partners LP, 8.625%, 2020	1,075,000	1,144,875
Breitburn Energy Partners LP, 7.875%, 2022	3,395,000	3,420,463
Carrizo Oil & Gas, Inc., 8.625%, 2018	1,055,000	1,152,588
Chaparral Energy, Inc., 7.625%, 2022	2,135,000	2,183,038
Chesapeake Energy Corp., 6.875%, 2020	2,980,000	3,263,100
Concho Resources, Inc., 6.5%, 2022	3,440,000	3,680,800
Concho Resources, Inc., 5.5%, 2023	2,845,000	2,837,888
Continental Resources, Inc., 8.25%, 2019	2,860,000	3,131,700
Continental Resources, Inc., 7.375%, 2020	490,000	543,900
Continental Resources, Inc., 4.5%, 2023	2,253,000	2,191,043
Denbury Resources, Inc., 8.25%, 2020	4,185,000	4,603,500
Denbury Resources, Inc., 4.625%, 2023	1,065,000	974,475
Energy XXI Gulf Coast, Inc., 9.25%, 2017	3,990,000	4,428,900
EP Energy LLC, 9.375%, 2020	5,295,000	6,009,825
EP Energy LLC, 7.75%, 2022	3,205,000	3,525,500
EPL Oil & Gas, Inc., 8.25%, 2018	2,270,000	2,394,850
Halcon Resources Corp., 8.875%, 2021	3,560,000	3,595,600
Harvest Operations Corp., 6.875%, 2017	4,165,000	4,591,913
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	1,670,000	1,809,863
Laredo Petroleum, Inc., 9.5%, 2019	2,210,000	2,453,100
LINN Energy LLC, 8.625%, 2020	740,000	769,600
LINN Energy LLC, 7.75%, 2021	3,044,000	3,074,440
MEG Energy Corp., 6.5%, 2021 (n)	1,955,000	1,994,100
QEP Resources, Inc., 6.875%, 2021	3,395,000	3,785,425
Range Resources Corp., 8%, 2019	1,250,000	1,350,000
Range Resources Corp., 5%, 2022	2,620,000	2,646,200
Rosetta Resources, Inc., 5.625%, 2021	1,085,000	1,085,000
Samson Investment Co., 10%, 2020 (n)	3,265,000	3,460,900
SandRidge Energy, Inc., 8.125%, 2022	2,905,000	2,948,575
SM Energy Co., 6.5%, 2021	2,905,000	3,079,300
Whiting Petroleum Corp., 6.5%, 2018	2,270,000	2,406,200

		$85,245,636

49

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Engineering - Construction - 0.2%
BakerCorp International, Inc., 8.25%, 2019	$2,500,000	$2,518,750

Entertainment - 1.2%
AMC Entertainment, Inc., 8.75%, 2019	$1,605,000	$1,737,413
Cedar Fair LP, 9.125%, 2018	1,585,000	1,747,463
Cedar Fair LP, 5.25%, 2021 (n)	1,335,000	1,304,963
Cinemark USA, Inc., 4.875%, 2023 (n)	1,620,000	1,530,900
Cinemark USA, Inc., 5.125%, 2022	535,000	515,606
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	981,000	1,065,366
NAI Entertainment Holdings LLC, 5%, 2018 (z)	1,300,000	1,317,875
Six Flags Entertainment Corp., 5.25%, 2021 (n)	3,490,000	3,411,475

		$12,631,061
Financial Institutions - 5.2%
Aviation Capital Group, 4.625%, 2018 (n)	$3,015,000	$3,028,064
CIT Group, Inc., 5.25%, 2014 (n)	1,360,000	1,387,200
CIT Group, Inc., 5.25%, 2018	2,875,000	3,054,688
CIT Group, Inc., 6.625%, 2018 (n)	5,026,000	5,553,730
CIT Group, Inc., 5.5%, 2019 (n)	3,342,000	3,504,923
CIT Group, Inc., 5%, 2022	1,950,000	1,932,938
Credit Acceptance Corp., 9.125%, 2017	2,010,000	2,145,675
Icahn Enterprises LP, 7.75%, 2016	680,000	706,350
Icahn Enterprises LP, 8%, 2018	3,922,000	4,142,613
Icahn Enterprises LP, 6%, 2020 (z)	1,530,000	1,530,000
International Lease Finance Corp., 4.875%, 2015	1,120,000	1,153,600
International Lease Finance Corp., 8.625%, 2015	1,130,000	1,251,475
International Lease Finance Corp., 7.125%, 2018 (n)	3,373,000	3,803,058
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	3,185,000	3,348,231
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2018	1,270,000	1,282,700
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	1,320,000	1,485,000
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020	1,380,000	1,480,050
PHH Corp., 9.25%, 2016	1,620,000	1,830,600
PHH Corp., 7.375%, 2019	2,060,000	2,258,275
SLM Corp., 8.45%, 2018	2,310,000	2,656,777
SLM Corp., 8%, 2020	5,765,000	6,427,975
SLM Corp., 7.25%, 2022	2,410,000	2,554,600

		$56,518,522
Food & Beverages - 1.0%
ARAMARK Corp., 5.75%, 2020 (n)	$1,355,000	$1,409,200
B&G Foods, Inc., 4.625%, 2021	1,295,000	1,251,294
Constellation Brands, Inc., 7.25%, 2016	1,175,000	1,336,563

50

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Constellation Brands, Inc., 3.75%, 2021		$430,000	$402,050
Constellation Brands, Inc., 4.25%, 2023		860,000	810,550
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)		2,185,000	2,097,600
Pinnacle Foods Finance LLC, 4.875%, 2021 (z)		505,000	473,438
Sun Merger Sub, Inc., 5.875%, 2021 (z)		1,200,000	1,203,000
TreeHouse Foods, Inc., 7.75%, 2018		2,220,000	2,364,300

			$11,347,995
Forest & Paper Products - 0.9%
Boise, Inc., 8%, 2020		$2,340,000	$2,515,500
Graphic Packaging Holding Co., 7.875%, 2018		1,875,000	2,039,063
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		1,075,000	1,128,750
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		1,500,000	1,496,250
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,140,000	1,656,247
Tembec Industries, Inc., 11.25%, 2018		$1,340,000	1,453,900

			$10,289,710
Gaming & Lodging - 3.4%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$1,330,000	$1,238,563
Chester Downs & Marina LLC, 9.25%, 2020 (z)		1,450,000	1,435,500
Choice Hotels International, Inc., 5.75%, 2022		430,000	451,500
CityCenter Holdings LLC, 10.75%, 2017 (p)		1,110,000	1,198,800
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		4,490,000	2,806
GWR Operating Partnership LLP, 10.875%, 2017		1,055,000	1,180,281
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		1,460,000	1,520,802
Isle of Capri Casinos, Inc., 8.875%, 2020		2,675,000	2,808,750
MGM Resorts International, 11.375%, 2018		3,400,000	4,301,000
MGM Resorts International, 6.625%, 2021		1,580,000	1,666,900
NCL Corp., 5%, 2018 (n)		1,070,000	1,067,325
Peninsula Gaming LLC, 8.375%, 2018 (z)		615,000	665,738
Penn National Gaming, Inc., 8.75%, 2019		3,083,000	3,383,593
Pinnacle Entertainment, Inc., 8.75%, 2020		2,130,000	2,305,725
Pinnacle Entertainment, Inc., 7.75%, 2022		920,000	963,700
PNK Finance Corp., 6.375%, 2021 (z)		940,000	947,050
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (n)		1,105,000	1,082,900
Seven Seas Cruises S. DE R.L., 9.125%, 2019		3,845,000	4,142,988
Viking Cruises Ltd., 8.5%, 2022 (n)		1,925,000	2,122,313
Wynn Las Vegas LLC, 7.75%, 2020		4,085,000	4,595,625

			$37,081,859
Industrial - 1.0%
Dematic S.A., 7.75%, 2020 (z)		$4,995,000	$5,257,238
Hyva Global B.V., 8.625%, 2016 (n)		1,760,000	1,597,200

51

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Industrial - continued
Mueller Water Products, Inc., 8.75%, 2020	$1,461,000	$1,601,621
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	2,675,000	2,782,000

		$11,238,059
Insurance - 0.1%
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	$700,000	$931,000

Insurance - Property & Casualty - 0.8%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$2,950,000	$4,498,750
XL Group PLC, FRN, 6.5% to 2017, FRN to 2049	4,645,000	4,563,713

		$9,062,463
International Market Quasi-Sovereign - 0.2%
Eksportfinans A.S.A., 5.5%, 2016	$170,000	$175,950
Eksportfinans A.S.A., 5.5%, 2017	2,170,000	2,248,663
Electricite de France, FRN, 5.25%, 2049 (n)	243,000	232,369

		$2,656,982
Machinery & Tools - 2.3%
Case New Holland, Inc., 7.875%, 2017	$5,450,000	$6,390,125
CNH America LLC, 7.25%, 2016	1,190,000	1,303,050
CNH Capital LLC, 3.875%, 2015	1,285,000	1,320,338
CNH Capital LLC, 6.25%, 2016	670,000	731,975
CNH Capital LLC, 3.625%, 2018	2,105,000	2,068,163
H&E Equipment Services Co., 7%, 2022	2,725,000	2,915,750
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	3,440,000	3,835,600
RSC Equipment Rental, Inc., 8.25%, 2021	2,505,000	2,799,338
United Rentals North America, Inc., 5.75%, 2018	1,195,000	1,278,650
United Rentals North America, Inc., 7.625%, 2022	2,198,000	2,450,770

		$25,093,759
Major Banks - 1.0%
Bank of America Corp., FRN, 5.2%, 2049	$3,110,000	$2,799,000
Barclays Bank PLC, 7.625%, 2022	2,965,000	2,950,175
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	4,955,000	4,707,250
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	905,000	877,850

		$11,334,275
Medical & Health Technology & Services - 5.4%
AmSurg Corp., 5.625%, 2020	$3,295,000	$3,360,900
CDRT Holding Corp., 9.25%, 2017 (n)(p)	665,000	679,131
Davita, Inc., 6.375%, 2018	4,650,000	4,929,000

52

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Davita, Inc., 6.625%, 2020	$4,110,000	$4,387,425
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,180,000	1,309,800
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	3,455,000	3,657,981
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	1,375,000	1,450,625
HCA, Inc., 8.5%, 2019	5,680,000	6,148,600
HCA, Inc., 7.25%, 2020	2,795,000	3,057,031
HCA, Inc., 7.5%, 2022	5,140,000	5,795,350
HCA, Inc., 5.875%, 2022	2,960,000	3,130,200
HealthSouth Corp., 8.125%, 2020	4,780,000	5,234,100
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	2,385,000	2,504,250
Kinetic Concepts, Inc., 12.5%, 2019	665,000	702,406
Tenet Healthcare Corp., 9.25%, 2015	2,145,000	2,338,050
Tenet Healthcare Corp., 8%, 2020	2,895,000	3,075,938
Tenet Healthcare Corp., 4.5%, 2021 (n)	2,230,000	2,079,475
Universal Health Services, Inc., 7%, 2018	1,715,000	1,811,469
Universal Health Services, Inc., 7.625%, 2020	3,495,000	3,695,963

		$59,347,694
Medical Equipment - 0.6%
Biomet, Inc., 6.5%, 2020	$1,885,000	$1,979,250
Physio-Control International, Inc., 9.875%, 2019 (n)	1,430,000	1,587,300
Teleflex, Inc., 6.875%, 2019	2,550,000	2,703,000

		$6,269,550
Metals & Mining - 3.4%
ArcelorMittal S.A., 6.75%, 2041	$1,735,000	$1,607,044
Arch Coal, Inc., 7.25%, 2020	3,300,000	2,673,000
Boart Longyear Ltd., 7%, 2021 (z)	595,000	538,475
Century Aluminum Co., 7.5%, 2021 (n)	2,775,000	2,580,750
Cloud Peak Energy, Inc., 8.25%, 2017	3,880,000	4,093,400
Cloud Peak Energy, Inc., 8.5%, 2019	1,245,000	1,344,600
Commercial Metals Co., 4.875%, 2023	1,090,000	1,013,700
Consol Energy, Inc., 8%, 2017	2,510,000	2,676,288
Consol Energy, Inc., 8.25%, 2020	2,250,000	2,424,375
First Quantum Minerals Ltd., 7.25%, 2019 (n)	3,787,000	3,692,325
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	2,780,000	2,932,900
Peabody Energy Corp., 6%, 2018	2,110,000	2,157,475
Peabody Energy Corp., 6.25%, 2021	1,110,000	1,087,800
Plains Exploration & Production Co., 6.125%, 2019	3,195,000	3,422,353
Plains Exploration & Production Co., 8.625%, 2019	2,405,000	2,663,538
Plains Exploration & Production Co., 6.5%, 2020	800,000	861,000
Walter Energy Inc., 8.5%, 2021 (z)	1,690,000	1,373,125

		$37,142,148

53

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$1,465,000	$1,362,230

Natural Gas - Distribution - 0.6%
AmeriGas Finance LLC, 6.75%, 2020	$4,040,000	$4,292,500
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,695,000	1,711,950

		$6,004,450
Natural Gas - Pipeline - 3.3%
Access Midstream Partners Co., 4.875%, 2023	$2,240,000	$2,128,000
Atlas Pipeline Partners LP, 4.75%, 2021 (n)	860,000	789,050
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	1,610,000	1,537,550
Crosstex Energy, Inc., 8.875%, 2018	4,180,000	4,451,700
El Paso Corp., 7%, 2017	3,020,000	3,364,839
El Paso Corp., 7.75%, 2032	4,230,000	4,494,337
Energy Transfer Equity LP, 7.5%, 2020	3,405,000	3,834,881
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,641,000	1,829,715
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	760,000	853,100
Inergy Midstream LP, 6%, 2020 (n)	3,240,000	3,256,200
MarkWest Energy Partners LP, 5.5%, 2023	1,885,000	1,903,850
MarkWest Energy Partners LP, 4.5%, 2023	2,429,000	2,283,260
Sabine Pass Liquefaction, 5.625%, 2021 (n)	1,825,000	1,799,906
Sabine Pass Liquefaction, 5.625%, 2023 (n)	2,470,000	2,408,250
Summit Midstream Holdings LLC, 7.5%, 2021 (z)	1,255,000	1,280,100

		$36,214,738
Network & Telecom - 1.1%
Centurylink, Inc., 6.45%, 2021	$1,000,000	$1,055,000
Centurylink, Inc., 7.65%, 2042	2,830,000	2,674,350
Citizens Communications Co., 9%, 2031	1,970,000	1,930,600
Frontier Communications Corp., 8.125%, 2018	870,000	970,050
Qwest Corp., 7.5%, 2014	3,000	3,211
TW Telecom Holdings, Inc., 5.375%, 2022	1,900,000	1,909,500
Windstream Corp., 8.125%, 2018	525,000	559,125
Windstream Corp., 7.75%, 2020	2,345,000	2,497,425
Windstream Corp., 7.75%, 2021	690,000	734,850

		$12,334,111
Oil Services - 1.5%
Bristow Group, Inc., 6.25%, 2022	$2,220,000	$2,308,800
Chesapeake Oilfield Operating LLC, 6.625%, 2019	875,000	883,750
Dresser-Rand Group, Inc., 6.5%, 2021	1,000,000	1,065,000
Edgen Murray Corp., 8.75%, 2020 (n)	3,215,000	3,215,000

54

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Oil Services - continued
Pacific Drilling S.A., 5.375%, 2020 (z)		$1,870,000	$1,832,600
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		3,460,000	3,589,750
Unit Corp., 6.625%, 2021		3,595,000	3,738,800

			$16,633,700
Other Banks & Diversified Financials - 2.5%
Ally Financial, Inc., 5.5%, 2017		$7,090,000	$7,495,725
Ally Financial, Inc., 6.25%, 2017		2,010,000	2,177,666
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,973,000	3,675,371
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		4,720,000	4,993,760
Santander UK PLC, 8.963% to 2030, FRN to 2049		5,687,000	7,108,750
UBS AG, 7.625%, 2022		1,160,000	1,290,523

			$26,741,795
Pharmaceuticals - 1.0%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	2,270,000	$3,378,507
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$2,805,000	2,973,300
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		2,700,000	2,868,750
Vantage Point Imaging, 7.5%, 2021 (z)		1,560,000	1,673,100

			$10,893,657
Pollution Control - 0.2%
Heckmann Corp., 9.875%, 2018		$2,480,000	$2,548,200

Precious Metals & Minerals - 0.5%
Eldorado Gold Corp., 6.125%, 2020 (n)		$2,195,000	$2,107,200
IAMGOLD Corp., 6.75%, 2020 (n)		3,467,000	2,946,950

			$5,054,150
Printing & Publishing - 0.9%
American Media, Inc., 13.5%, 2018 (z)		$338,724	$342,111
Gannett Co., Inc., 5.125%, 2020 (n)		1,415,000	1,411,463
Lamar Media Corp., 5%, 2023		2,055,000	1,967,663
Nielsen Finance LLC, 7.75%, 2018		2,040,000	2,218,500
Nielsen Finance LLC, 4.5%, 2020 (n)		3,405,000	3,345,413

			$9,285,150
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$184,000	$207,000
Watco Cos. LLC, 6.375%, 2023 (n)		1,315,000	1,311,713

			$1,518,713

55

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - 1.2%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	$1,525,000	$1,551,688
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	2,145,000	2,279,063
ERP Properties, REIT, 7.75%, 2020	1,805,000	2,054,200
ERP Properties, REIT, 5.75%, 2022	805,000	819,273
Felcor Lodging LP, REIT, 5.625%, 2023	405,000	394,875
Kennedy Wilson, Inc., 8.75%, 2019	975,000	1,057,875
MPT Operating Partnership LP, REIT, 6.875%, 2021	2,275,000	2,428,563
MPT Operating Partnership LP, REIT, 6.375%, 2022	2,540,000	2,673,350

		$13,258,887
Retailers - 2.7%
Academy Ltd., 9.25%, 2019 (n)	$1,375,000	$1,540,000
Burlington Coat Factory Warehouse Corp., 10%, 2019	2,770,000	3,095,475
CST Brands, Inc., 5%, 2023 (n)	1,770,000	1,747,875
J. Crew Group, Inc., 8.125%, 2019	2,380,000	2,522,800
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)	1,345,000	1,398,800
Limited Brands, Inc., 6.9%, 2017	1,950,000	2,203,500
Limited Brands, Inc., 7%, 2020	1,295,000	1,445,544
Limited Brands, Inc., 6.95%, 2033	720,000	720,000
Rite Aid Corp., 9.25%, 2020	5,010,000	5,579,888
Sally Beauty Holdings, Inc., 6.875%, 2019	1,495,000	1,637,025
The Pantry, Inc., 8.375%, 2020	1,105,000	1,193,400
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,779,000	1,879,069
Toys “R” Us, Inc., 10.75%, 2017	2,535,000	2,680,788
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	1,335,000	1,371,726

		$29,015,890
Specialty Chemicals - 0.2%
Chemtura Corp., 5.75%, 2021	$740,000	$736,300
Eagle Spinco, Inc., 4.625%, 2021 (n)	525,000	504,000
Koppers, Inc., 7.875%, 2019	1,230,000	1,313,025

		$2,553,325
Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$360,000	$375,304
Michaels Stores, Inc., 7.75%, 2018	1,820,000	1,972,425

		$2,347,729
Telecommunications - Wireless - 3.9%
Clearwire Corp., 12%, 2015 (n)	$2,795,000	$2,962,700
Cricket Communications, Inc., 7.75%, 2020	1,960,000	2,229,500
Crown Castle International Corp., 7.125%, 2019	2,840,000	3,060,100
Crown Castle International Corp., 5.25%, 2023	1,890,000	1,819,125

56

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 8.25%, 2017 (n)	$2,420,000	$2,522,850
Digicel Group Ltd., 10.5%, 2018 (n)	2,290,000	2,484,650
Eileme 2 AB, 11.625%, 2020 (n)	1,220,000	1,427,400
MetroPCS Wireless, Inc., 7.875%, 2018	2,940,000	3,189,900
MetroPCS Wireless, Inc., 6.25%, 2021 (n)	1,325,000	1,351,500
Sprint Capital Corp., 6.875%, 2028	2,890,000	2,658,800
Sprint Nextel Corp., 6%, 2016	3,395,000	3,607,188
Sprint Nextel Corp., 8.375%, 2017	2,549,000	2,880,370
Sprint Nextel Corp., 9%, 2018 (n)	1,400,000	1,659,000
Sprint Nextel Corp., 6%, 2022	3,210,000	3,089,625
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	3,685,000	3,887,675
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	3,730,000	3,841,900

		$42,672,283
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$965,000	$1,054,263
Level 3 Financing, Inc., 9.375%, 2019	1,990,000	2,208,900
Level 3 Financing, Inc., 8.625%, 2020	1,320,000	1,452,000

		$4,715,163
Transportation - Services - 2.4%
Aguila 3 S.A., 7.875%, 2018 (z)	$755,000	$781,425
Aguila American Resources Ltd., 7.875%, 2018 (n)	2,275,000	2,354,625
Avis Budget Car Rental LLC, 8.25%, 2019	1,655,000	1,808,088
Avis Budget Car Rental LLC, 9.75%, 2020	945,000	1,102,106
CEVA Group PLC, 8.375%, 2017 (n)	5,350,000	5,376,750
Navios Maritime Acquisition Corp., 8.625%, 2017	3,680,000	3,827,200
Navios Maritime Holdings, Inc., 8.875%, 2017	1,069,000	1,121,114
Navios South American Logistics, Inc., 9.25%, 2019	1,998,000	2,152,845
Navios South American Logistics, Inc., 9.25%, 2019 (n)	258,000	277,995
Swift Services Holdings, Inc., 10%, 2018	5,265,000	5,883,638
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	1,262,000	1,287,240

		$25,973,026
Utilities - Electric Power - 3.6%
AES Corp., 8%, 2017	$287,000	$332,920
AES Corp., 7.375%, 2021	2,030,000	2,293,900
AES Corp., 4.875%, 2023	235,000	223,250
Calpine Corp., 7.875%, 2020 (n)	2,840,000	3,081,400
Covanta Holding Corp., 7.25%, 2020	3,570,000	3,859,645
Covanta Holding Corp., 6.375%, 2022	725,000	745,934
EDP Finance B.V., 6%, 2018 (n)	2,675,000	2,773,387
Energy Future Holdings Corp., 10%, 2020	10,607,000	11,482,078

57

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Energy Future Holdings Corp., 10%, 2020 (n)	$2,580,000	$2,786,400
Energy Future Holdings Corp., 12.25%, 2022 (n)	2,555,000	2,842,438
InterGen N.V., 7%, 2023 (z)	2,105,000	2,099,738
NRG Energy, Inc., 8.25%, 2020	5,025,000	5,577,750
NRG Energy, Inc., 6.625%, 2023	475,000	486,875
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,080,000	810,000

		$39,395,715
Utilities - Gas - 0.1%
Suburban Propane Partners LP, 7.5%, 2018	$505,000	$545,400
Total Bonds (Identified Cost, $1,001,946,647)		$1,027,221,796

Floating Rate Loans (g)(r) - 1.7%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$1,461,586	$1,468,480

Building - 0.0%
ABC Supply Co., Inc., Term Loan B, 3.5%, 2020	$465,118	$465,201

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan B, 4%, 2019	$977,929	$976,699

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 4.5%, 2020	$871,693	$878,776

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 2020	$1,436,991	$1,443,727

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$1,089,617	$1,095,065

Food & Beverages - 0.2%
Aramark Corp., Term Loan D, 4%, 2019	$1,469,080	$1,481,935
H.J. Heinz Co., Term Loan B2, 3.5%, 2020	702,914	709,065

		$2,191,000
Retailers - 0.3%
Rite Aid Corp., Term Loan, 4.87%, 2021	$937,940	$943,802
Toys ‘‘R’’ Us, Inc., Term Loan B, 2019 (o)	1,940,340	1,920,937

		$2,864,739

58

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Transportation - Services - 0.5%
American Commercial Lines, Inc, Term Loan, 7.5%, 2019	$5,306,274	$5,014,429

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co., Term Loan B, 3%, 2020	$2,646,162	$2,623,339
Total Floating Rate Loans (Identified Cost, $19,168,565)		$19,021,455

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	48,891	$279,657

Energy - Independent - 0.0%
SandRidge Energy, Inc. (a)	490	$2,656
Total Common Stocks (Identified Cost, $712,172)		$282,313

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75% (Identified Cost, $1,623,484)	34,840	$1,739,910

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d) (Identified Cost, $1,784,200)	$1,805,000	$1,773,413

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (z)	1,639	$1,623,532
GMAC Capital Trust I, 8.125%	83,650	2,220,908
Total Preferred Stocks (Identified Cost, $3,651,909)		$3,844,440

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
iShares Russell 2000 Index - September 2013 @ $106 (Premiums Paid, $340,597)	2,545	$389,385

59

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.5%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	26,999,688	$26,999,688
Total Investments (Identified Cost, $1,056,227,262)		$1,081,272,400

Other Assets, Less Liabilities - 1.0%		10,656,605
Net Assets - 100.0%		$1,091,929,005

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $310,948,833, representing 28.5% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Aguila 3 S.A., 7.875%, 2018	7/30/13	$775,763	$781,425
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-11/27/12	1,552,313	1,623,532
American Media, Inc., 13.5%, 2018	12/22/10-12/28/10	342,809	342,111
Ardagh Packaging Finance PLC, 4.875%, 2022	6/05/13-7/12/13	774,285	768,275
Audatex North America, Inc., 6%, 2021	6/27/13	1,485,000	1,510,988
Boart Longyear Ltd., 7%, 2021	6/04/13	586,204	538,475
Chester Downs & Marina LLC, 9.25%, 2020	6/18/13-6/27/13	1,442,371	1,435,500
Dematic S.A., 7.75%, 2020	12/13/12-7/29/13	5,188,031	5,257,238
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-1/02/13	2,364,351	2,079,325
Icahn Enterprises LP, 6%, 2020	7/29/13	1,530,000	1,530,000
InterGen N.V., 7%, 2023	6/07/13-7/24/13	2,090,751	2,099,738

60

MFS High Yield Pooled Portfolio

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020	12/26/12-5/17/13	$544,531	$418,634
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/06/13	2,427,765	2,471,614
Midcontinent Express Pipeline LLC, 6.25%, 2021	7/23/13	235,000	236,175
NAI Entertainment Holdings LLC, 5%, 2018	7/30/13	1,307,250	1,317,875
NOVA Chemicals Corp., 5.25%, 2023	7/16/13-7/31/13	1,413,188	1,410,000
Nara Cable Funding Ltd., 8.875%, 2018	7/17/13	900,645	882,000
PNK Finance Corp., 6.375%, 2021	7/30/13	940,000	947,050
Pacific Drilling S.A., 5.375%, 2020	6/05/13-6/17/13	1,822,248	1,832,600
Peninsula Gaming LLC, 8.375%, 2018	6/26/13	639,215	665,738
Pinnacle Foods Finance LLC, 4.875%, 2021	6/11/13	499,242	473,438
Quiksilver, Inc., 10%, 2020	7/11/13	227,153	237,475
Renaissance Acquisition, 6.875%, 2021	7/22/13	2,920,000	2,905,400
Summit Midstream Holdings LLC, 7.5%, 2021	6/12/13	1,255,000	1,280,100
Sun Merger Sub, Inc., 5.875%, 2021	7/19/13-7/24/13	1,205,736	1,203,000
Tronox Finance LLC, 6.375%, 2020	7/15/13-7/31/13	1,392,001	1,374,013
Vantage Point Imaging, 7.5%, 2021	6/27/13	1,560,000	1,673,100
Walter Energy Inc., 8.5%, 2021	7/15/13-7/25/13	1,470,490	1,373,125
Total Restricted Securities			$38,667,944
% of Net assets			3.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See Notes to Financial Statements

61

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense

62

Board Review of Investment Advisory Agreement – continued

information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

63

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee on the Fund’s average daily net assets over $1.5 billion and $2.5 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

64

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

65

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

66

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2013

MFS® MUNICIPAL HIGH INCOME FUND

MMH-SEM

MFS® MUNICIPAL HIGH INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy continues to grow, albeit at a modest pace, possibly helping to gently lift other regions out of a prolonged slump. The resilience of the U.S. housing market and improved jobs picture continues to offset the drag created by the government’s sequestration and rise in taxes. Going forward, much could hinge on how much cooperation and bipartisanship the U.S. Congress can achieve, as yet another fiscal showdown looms later in 2013.

China is shifting gears from being the engine of global growth because of its rapid consumption of commodities. Commodity-exporting countries are feeling the squeeze from China’s economic focus being turned toward domestic consumers and its overall pace of growth slowing. Japan’s recent economic reports indicate that its 15-year period of stagnant growth and deflation could be ending, while the eurozone is showing signs of a pickup in economic growth after two years of recession. These recent positive signs in Japan and Europe point to a possible broadening base of global growth that could help take the burden off China and the United States as the main engines of global activity.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue - Hospitals	19.3%
Healthcare Revenue - Long Term Care	12.6%
Universities-Colleges	9.0%
Tobacco	7.4%
Universities-Secondary Schools	6.1%

Composition including fixed income credit quality (a)(i)
AAA	3.5%
AA	6.6%
A	12.5%
BBB	34.5%
BB	12.1%
B	11.4%
C	0.7%
Not Rated	20.5%
Cash & Other	(1.8)%

Portfolio facts (i)
Average Duration (d)	10.9
Average Effective Maturity (m)	21.5 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 7/31/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2013 through July 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2013 through July 31, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/13	Ending Account Value 7/31/13	Expenses Paid During Period (p) 2/01/13-7/31/13
A	Actual	0.69%	$1,000.00	$935.22	$3.31
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
B	Actual	1.50%	$1,000.00	$931.56	$7.18
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
C	Actual	1.69%	$1,000.00	$930.65	$8.09
	Hypothetical (h)	1.69%	$1,000.00	$1,016.41	$8.45
I	Actual	0.69%	$1,000.00	$935.20	$3.31
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction cost had been included, your costs would have been higher.

Expenses Impacting Table

Expense ratios include 0.02% of investment related expenses from inverse floaters that are outside of the expense cap arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 100.4%
Issuer	Shares/Par	Value ($)
Airport Revenue - 1.0%
Burlington, VT, Airport Rev., “A”, 4%, 2028	$1,565,000	$1,225,057
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	5,645,000	5,864,365
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2030	1,360,000	1,374,824
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 2031	905,000	909,272
Houston, TX, Airport System Rev., “B”, 5%, 2026	1,335,000	1,445,364
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	2,435,000	2,708,645
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	2,780,000	3,061,141
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	6,545,000	6,650,964

		$23,239,632
General Obligations - General Purpose - 2.8%
Bellwood, IL, 5.875%, 2027	$2,300,000	$2,091,275
Bellwood, IL, 6.15%, 2032	4,800,000	4,287,024
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	3,075,000	2,649,113
Commonwealth of Puerto Rico, Public Improvement, “B”, 6.5%, 2037	2,325,000	2,275,175
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 2040	3,800,000	4,216,708
Guam Government, “A”, 7%, 2039	1,115,000	1,182,034
Luzerne County, PA, AGM, 6.75%, 2023	1,225,000	1,369,134
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 2027	1,430,000	1,409,051
New Orleans, LA, 5%, 2031	990,000	1,000,227
State of California, 5.25%, 2028	3,545,000	3,842,886
State of California, 5.125%, 2033	7,845,000	8,229,719
State of California, 5%, 2041	2,580,000	2,614,314
State of California (Veterans), 5.05%, 2036	940,000	940,743
State of Illinois, 5%, 2025	940,000	970,917
State of Illinois, 5.5%, 2038	1,110,000	1,128,593
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 2032 (u)	25,010,000	26,602,387

		$64,809,300
General Obligations - Schools - 1.1%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$2,060,000	$822,414
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	2,095,000	784,536

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
General Obligations - Schools - continued
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	$4,185,000	$1,470,902
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2030	4,785,000	1,884,764
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2031	4,280,000	1,576,452
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 2032	3,010,000	1,035,320
Frisco, TX, Independent School District, School Building, “B”, PSF, 3%, 2042	700,000	494,165
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 2039	10,355,000	1,893,515
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2045	4,240,000	1,477,640
Los Angeles, CA, Unified School District, “D”, 5%, 2034	525,000	543,968
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 2030	645,000	260,006
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 2041	12,965,000	2,258,373
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2024	3,110,000	1,870,603
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2027	2,070,000	1,005,337
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2029	4,025,000	1,690,460
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 2030	4,455,000	1,740,346
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2027	2,960,000	1,526,827
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 2029	2,995,000	1,380,485
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 2029	3,665,000	1,532,117
Whittier, CA, Union High School District, Capital Appreciation, 0%, 2034	2,270,000	663,566

		$25,911,796
Healthcare Revenue - Hospitals - 19.0%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$1,900,000	$1,868,688
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	2,600,000	2,781,428
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	2,500,000	2,500,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.25%, 2032	$2,000,000	$1,892,140
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.5%, 2042	9,910,000	9,481,591
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	1,375,000	1,446,569
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	5,435,000	5,469,947
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	2,210,000	2,256,963
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	2,765,000	2,997,509
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 2030	3,890,000	4,056,842
Citrus County, FL, Hospital Board Rev. (Citrus Memorial Hospital), 6.375%, 2032	5,810,000	5,465,990
Citrus County, FL, Hospital Rev. (Citrus Memorial Hospital), 6.25%, 2023	3,140,000	3,089,540
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2023	1,400,000	1,453,186
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	4,790,000	4,942,322
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2036	1,000,000	1,039,550
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 2040	7,170,000	7,476,159
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2027	2,325,000	2,349,738
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2032	5,025,000	5,031,482
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 6%, 2039	5,780,000	5,854,735
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 2036	3,050,000	3,193,869
Fruita, CO, Rev. (Family Health West Project), 7%, 2018	850,000	940,092
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	4,440,000	4,876,674
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	16,000,000	17,254,240
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2035	2,840,000	3,063,565

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 2034	$1,590,000	$1,686,290
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	4,535,000	4,868,821
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	2,400,000	3,116,160
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 2018 (c)	4,700,000	5,670,926
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	3,695,000	3,768,567
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	3,770,000	3,975,578
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 2029	3,025,000	3,463,625
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 2037	2,555,000	2,903,783
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 2028	4,000,000	4,345,120
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	3,865,000	4,668,959
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 2043	1,305,000	1,350,218
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	2,620,000	2,886,035
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	1,500,000	1,622,115
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 2044	2,545,000	2,761,605
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	4,000,000	4,066,560
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,000,000	1,985,700
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2033	2,510,000	2,524,156
Iron River, MI, Hospital Finance Authority Rev. (Iron County Community Hospital, Inc.), 6.5%, 2040	2,250,000	2,255,198
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 2039	1,500,000	1,571,955
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	3,200,000	3,364,544
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	2,000,000	2,114,520
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 2038	1,700,000	1,785,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	$3,905,000	$3,932,882
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	815,000	887,926
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 2030	710,000	738,492
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	5,030,000	5,362,382
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 2045	1,955,000	2,091,127
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2037	520,000	498,394
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2042	1,030,000	961,680
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Covenant Health), Capital Appreciation, “A”, 0%, 2035	3,795,000	1,073,795
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	2,870,000	2,979,376
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	1,890,000	1,774,011
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 2035	5,500,000	4,992,295
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	5,470,000	5,362,022
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	6,485,000	6,511,264
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	1,000,000	1,006,980
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	6,400,000	6,399,872
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2037	4,340,000	4,522,584
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	2,760,000	2,732,014
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), 5.75%, 2038	2,575,000	2,528,058
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	2,000,000	2,066,480
Massachusetts Development Finance Agency Hospital Rev. (Cape Cod Healthcare Obligated Group), 5.25%, 2041	720,000	703,354

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	$4,185,000	$4,192,617
Mecosta County, MI, General Hospital Rev., 6%, 2018	745,000	745,544
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	1,235,000	1,289,068
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2014 (c)	338,500	366,413
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	2,151,500	2,233,601
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Childrens Hospital), 6%, 2046	7,250,000	7,644,545
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.625%, 2029	765,000	815,429
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 2039	4,405,000	4,587,984
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.375%, 2026	3,200,000	3,322,208
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	3,340,000	3,447,014
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	540,000	537,403
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	385,000	363,082
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	2,745,000	2,748,816
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	3,400,000	3,088,220
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	8,165,000	6,977,482
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	3,400,000	2,872,354
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	4,935,000	5,241,612
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 2039	845,000	882,053
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	585,000	536,229
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 2038	8,000,000	8,473,360
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	300,000	296,022
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	1,580,000	1,366,826

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	$1,570,000	$1,744,019
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	975,000	1,053,712
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	1,350,000	1,358,343
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	795,000	802,235
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	6,240,000	6,244,118
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	3,735,000	3,621,830
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	1,075,000	1,091,458
Ohio Higher Educational Facility Commission (University Hospital Health System), “A”, 6.75%, 2015 (c)	5,390,000	5,884,101
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	4,080,000	4,332,552
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.625%, 2042	4,700,000	4,111,607
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	4,760,000	5,119,808
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	6,945,000	8,358,308
Salida, CO, Hospital District Rev., 5.25%, 2036	6,014,000	5,697,543
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 2041	6,000,000	6,783,540
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2031	1,370,000	1,405,963
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	4,100,000	4,216,481
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	795,000	809,684
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 2030	2,750,000	2,797,053
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	2,205,000	2,247,799
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 2039	940,000	999,558
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	1,155,000	1,250,160
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	1,715,000	1,856,162
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	3,725,000	3,800,059
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 6%, 2042	3,830,000	3,920,197
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2027	1,350,000	1,255,905

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev. (Ranken Jordan Project), 5%, 2035	$1,300,000	$1,150,006
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	2,155,000	2,157,414
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	4,965,000	4,835,265
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2022 (a)(d)	685,000	1,706
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	7,415,000	18,463
Sweetwater County, WY, Hospital Rev. (Memorial Hospital Project), “A”, 5%, 2037	3,740,000	3,593,168
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	3,515,000	3,601,821
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	2,885,000	2,921,236
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 2032	600,000	667,758
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 2029	1,550,000	1,725,631
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 2039	3,665,000	4,010,170
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	5,670,000	6,180,243
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	5,075,000	5,347,223
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 2037	1,000,000	1,036,990
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	700,000	703,024
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	3,450,000	3,382,656
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	2,250,000	2,255,850
Wisconsin Health & Educational Facilities Authority Rev. (Howard Young Health Care, Inc.), 5%, 2027	5,215,000	5,173,436
Wisconsin Health & Educational Facilities Authority Rev. (Howard Young Health Care, Inc.), 5%, 2030	2,375,000	2,298,288
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	1,855,000	1,929,460

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	$1,405,000	$1,485,816
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Praire Memorial Hospital), 5.25%, 2043	4,695,000	4,157,798
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Praire Memorial Hospital), “A”, 5.125%, 2038	3,000,000	2,668,860
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2031	1,570,000	1,555,540
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	4,155,000	4,066,914

		$434,378,780
Healthcare Revenue - Long Term Care - 12.5%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 2041	$4,000,000	$4,239,760
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Centers, Inc.), “A”, 7%, 2033 (c)	660,000	679,153
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 2032	1,250,000	1,427,100
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 2042	2,000,000	2,263,740
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 2046	1,000,000	1,122,900
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	2,250,000	2,319,368
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036 (a)(d)	4,650,000	46,500
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,320,000	1,334,705
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	2,590,000	2,615,460
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	620,000	605,821
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	800,000	733,672
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	2,985,000	3,203,233
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 5.25%, 2034	2,850,000	2,831,703
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 2029	1,400,000	1,552,306

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 2041	$560,000	$613,855
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 2032	1,000,000	977,570
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 2042	1,000,000	1,003,400
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 2042	3,000,000	3,047,310
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 2047	3,000,000	3,047,310
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	500,000	499,955
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	850,000	779,144
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	2,730,000	2,495,302
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 5.125%, 2030	550,000	515,262
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 2041	1,620,000	1,687,732
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	2,650,000	2,650,636
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 2033	4,295,000	4,074,108
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),“A”, 6%, 2030	700,000	731,780
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),“A”, 6.25%, 2040	1,150,000	1,197,541
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2030	1,035,000	1,068,751
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 2040	2,495,000	2,562,789
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	965,000	875,380
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 2045	7,220,000	7,456,455
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	905,000	961,454
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.35%, 2029	435,000	437,649
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 2039	7,060,000	7,466,585
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.5%, 2039	325,000	326,716

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	$1,020,000	$1,026,242
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	4,610,000	4,026,051
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 2029	415,000	465,842
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	1,190,000	1,341,166
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2013 (c)	1,600,000	1,666,192
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	1,795,000	1,653,841
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	1,560,000	1,329,526
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 2027	4,150,000	4,410,330
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	3,600,000	3,774,780
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2027	1,600,000	1,595,264
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	2,685,000	2,304,697
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	8,015,000	7,577,862
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	3,410,000	2,902,183
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	4,630,000	4,633,611
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 2042	3,110,000	2,867,109
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	1,730,000	1,718,530
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	2,195,000	2,105,729
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 2028 (a)(d)	1,057,000	106
Illinois Finance Authority Rev., Capital Appreciation, (The Clare at Water Tower), “B”, 0%, 2050 (a)	453,000	45
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 2032	4,790,000	4,354,302
Indiana Finance Authority Rev. (Marquette Project), 5%, 2039	1,215,000	1,087,680
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2021	1,530,000	1,587,207
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	2,495,000	2,566,931

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 6%, 2043	$3,035,712	$2,488,070
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 2048 (a)	981,912	26,001
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2043	3,500,000	3,193,645
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027	750,000	668,865
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036	2,550,000	2,173,722
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 2042	2,335,000	2,122,702
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 2045	1,325,000	1,199,509
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 2041	3,000,000	3,302,340
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 2046	1,050,000	1,159,127
Kentwood, MI, Economic Development Corp. Rev. (Holland Home Obligated Group), 5.625%, 2041	3,250,000	2,953,763
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 2031	1,600,000	1,715,536
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	1,185,000	1,131,071
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 2029	1,555,000	1,684,034
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 2039	2,325,000	2,116,657
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	2,360,000	2,531,525
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	4,640,000	4,742,730
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	869,621	763,075
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	218,601	185,426
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	58,153	42,821
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	289,249	1,640
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 2033	1,350,000	1,316,547

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 2043	$2,080,000	$2,033,990
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039 (d)	680,000	47,940
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044 (d)	1,010,000	71,205
Medford, OR, Hospital Facilities Authority Rev. (Rogue Valley Manor) , 5%, 2042	2,025,000	1,909,413
Michigan Strategic Fund Ltd. Obligation Rev. (Evangelical Homes), 5.25%, 2032	1,310,000	1,172,764
Michigan Strategic Fund Ltd. Obligation Rev. (Evangelical Homes), 5.5%, 2047	2,400,000	2,087,568
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 2030	2,235,000	2,366,798
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 2040	3,230,000	3,428,096
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	3,600,000	3,610,188
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	1,850,000	1,849,094
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	1,490,000	1,476,083
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 2041	2,625,000	2,779,560
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	475,000	475,223
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	2,830,000	2,634,617
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	2,735,000	2,607,658
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	785,000	772,244
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	3,530,000	3,409,486
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 2037	3,720,000	3,458,149
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 2046	3,000,000	2,620,290
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	1,670,000	1,583,327
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), 5.4%, 2028	880,000	772,763

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 2046	$3,654,000	$3,113,245
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 2053	390,000	344,783
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 2046	766,000	652,640
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	2,390,000	2,128,869
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	395,000	338,037
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 2021	2,410,000	2,433,618
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2013 (c)	1,250,000	1,277,488
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	1,311,828	861,648
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	2,987,260	1,843,349
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	562,212	9,468
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	516,379	8,696
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 2048	805,000	682,077
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.2%, 2027	1,590,000	1,310,446
St. John’s County, FL, Industrial Development Authority (Bayview Project), “A”, 5.25%, 2041	2,800,000	2,065,392
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	7,715,000	7,904,866
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities Rev. (Friendship Village Sunset Hills), 5%, 2042	1,700,000	1,494,827
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	1,500,000	1,324,890
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 2019	500,000	536,640
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	520,000	550,280

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 2037	$835,000	$782,111
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	3,515,000	3,662,806
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8%, 2028	1,000,000	1,078,830
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	7,500,000	8,158,575
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	1,675,000	1,707,428
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	1,275,000	1,298,014
Terre Haute, IN, Rev. (Westminster Village), 6%, 2039	3,600,000	3,279,384
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	3,940,000	4,415,834
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	3,560,000	3,968,652
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	1,440,000	1,464,192
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2040	3,250,000	3,449,908
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 2045	3,500,000	3,703,420
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	3,925,000	2,579,392
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 2040	1,080,000	1,100,563
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 2045	1,250,000	1,274,050
Westchester County, NY, Local Development Corp. Rev. (Kendal on Hudson), 5%, 2028	960,000	957,024
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 2043	5,615,000	5,493,491
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 2028	3,420,000	3,505,910
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 2029	485,000	536,449
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 2039	1,960,000	2,162,860

		$284,592,745

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Other - 0.2%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 2041	$3,315,000	$3,560,211

Human Services - 0.6%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	$1,535,000	$1,459,524
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	1,270,000	1,207,554
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	6,995,000	7,051,380
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy), 8%, 2024	2,850,000	2,850,257
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	100,000	100,375

		$12,669,090
Industrial Revenue - Airlines - 5.7%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$4,070,000	$4,708,257
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	1,310,000	1,423,394
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	13,545,000	12,541,586
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	3,460,000	3,373,500
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2021	2,500,000	2,509,500
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7.375%, 2022	1,100,000	1,104,653
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 2029	16,365,000	16,175,330
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7%, 2029	1,830,000	1,828,774
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.625%, 2038	5,630,000	5,788,710
Los Angeles, CA, Regional Airports Improvement Corp. Lease Rev. (American Airlines, Inc.), “C”, 7.5%, 2024 (d)	11,735,000	11,688,999
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	13,725,000	13,532,027
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	5,870,000	5,574,035

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Airlines - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	$5,770,000	$5,394,431
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 2025 (d)	18,935,000	21,079,957
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 2031 (d)	8,045,000	8,932,444
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 8.5%, 2028 (d)(q)	3,125,000	3,336,906
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 2030	4,000,000	3,593,760
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	2,205,000	1,975,504
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	6,615,000	5,919,300

		$130,481,067
Industrial Revenue - Chemicals - 1.4%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 2033	$8,190,000	$8,574,439
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	1,625,000	1,667,559
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 2026	1,000,000	1,000,710
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	4,800,000	5,056,896
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 2029	2,990,000	3,208,091
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 2035	4,000,000	4,260,320
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	2,500,000	2,501,775
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 2030	430,000	433,591
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	5,380,000	5,426,107
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024	130,000	130,059

		$32,259,547
Industrial Revenue - Environmental Services - 1.6%
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	$1,590,000	$1,634,138

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Environmental Services - continued
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 2018	$540,000	$611,296
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	3,260,000	3,253,089
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	3,985,000	4,047,126
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	3,585,000	3,240,410
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	11,780,000	10,391,609
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	12,055,000	10,708,698
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	3,275,000	3,136,140

		$37,022,506
Industrial Revenue - Other - 1.0%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 2035	$2,500,000	$2,266,625
California Statewide Communities, Development Authority Environmental Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	100,980	1,010
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 2025	4,640,000	4,492,541
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 2036 (a)(d)	746,831	7,468
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	245,000	230,031
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	1,455,000	1,427,879
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 2022	2,910,000	2,888,844
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 2025	2,910,000	2,740,900
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,570,000	1,519,399
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	810,000	810,599
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	4,880,000	4,769,468
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 6%, 2033	530,000	532,618

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Other - continued
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	$2,000,000	$2,003,720

		$23,691,102
Industrial Revenue - Paper - 1.3%
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia-Pacific Corp.), 5.75%, 2028	$4,010,000	$4,145,217
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	3,750,000	3,601,763
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.), 6.35%, 2025	1,650,000	1,655,990
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	1,940,000	1,924,053
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	1,785,000	1,419,664
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	4,835,000	4,882,625
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	2,250,000	2,257,920
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 2033	6,750,000	7,252,875
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 2035	1,635,000	1,648,505
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (a)(d)	769,496	77
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 2019 (a)(d)	6,569,571	657

		$28,789,346
Miscellaneous Revenue - Entertainment & Tourism - 1.8%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 2018 (n)	$1,750,000	$1,750,035
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	2,265,000	2,552,927
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	3,580,000	4,003,335
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 2026 (n)	2,710,000	2,917,207
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2034	4,580,000	1,226,249
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 2038	40,280,000	8,709,342
Harris County, Houston, TX, Sports Authority Special Rev., “A”, NATL, 5%, 2025	6,780,000	6,751,185

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	$4,150,000	$4,418,713
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	1,840,000	1,907,896
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	2,715,000	2,688,936
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, “A”, 5.25%, 2016 (n)	280,000	287,263
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 2035	4,435,000	4,390,473

		$41,603,561
Miscellaneous Revenue - Other - 3.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$845,000	$904,395
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	830,000	876,497
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	4,640,000	4,758,830
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	1,560,000	1,472,921
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	1,165,000	1,238,104
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	980,000	946,700
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 2025	440,000	431,847
District of Columbia Rev. (American Society Hematology), 5%, 2036	540,000	539,973
District of Columbia Rev. (American Society Hematology), 5%, 2042	860,000	847,031
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	660,000	746,955
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	2,835,000	2,846,680
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area) , 5%, 2033	1,385,000	1,340,902
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2028	1,030,000	1,034,697
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2038	2,065,000	1,947,254
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2035	2,095,000	2,029,846
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	5,350,000	5,076,990
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	1,480,000	1,328,196
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	340,000	349,207

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 2021	$200,000	$207,894
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 2028	1,500,000	1,662,255
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 2031	5,250,000	5,812,590
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 2018	2,495,000	2,683,996
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	2,050,000	2,319,985
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	4,760,000	5,182,164
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	4,680,000	4,599,691
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 2027	3,975,000	3,887,471
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	440,000	467,491
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	475,000	450,476
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	2,480,000	2,346,353
Texas Midwest Public Facility Corp. Rev. (Secure Treatment Facility Project), 9%, 2030 (a)(d)	1,605,000	882,750
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 2028	2,175,000	2,154,947
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 2042	16,755,000	15,035,099

		$76,410,187
Multi-Family Housing Revenue - 0.5%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 2035	$635,000	$629,082
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033	600,000	562,680
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville Retirement Village), “A”, 5.25%, 2032	1,215,000	1,126,548
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	1,345,000	1,306,358
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 2037 (d)(q)	3,760,000	2,312,062
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	2,000,000	1,900,260
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049 (z)	2,000,000	1,800,180

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Multi-Family Housing Revenue - continued
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	$1,380,000	$1,373,335

		$11,010,505
Port Revenue - 0.2%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 2025	$885,000	$963,588
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	1,740,000	1,879,252
Port New Orleans, LA, Board of Commissioners Port Facility Rev., “B”, 5%, 2031	545,000	558,816
Port New Orleans, LA, Board of Commissioners Port Facility Rev., “B”, 5%, 2032	225,000	230,528

		$3,632,184
Sales & Excise Tax Revenue - 2.7%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	$540,000	$563,625
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	8,490,000	9,396,647
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032 (u)	12,280,000	12,980,574
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), “B”, AGM, 5%, 2050 (u)	20,000,000	19,345,400
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4%, 2036	1,075,000	926,564
Poplar Bluff, MO, Regional Transportation Development District, Sales Tax Rev., 4.75%, 2042	860,000	774,628
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2037	1,175,000	1,110,763
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 2042	1,635,000	1,502,336
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 6%, 2042	3,695,000	3,645,007
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.375%, 2038	645,000	596,277
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2033	2,655,000	1,928,380
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 2047	14,305,000	1,503,026
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	4,390,000	4,164,398
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 2021	4,930,000	3,290,627

		$61,728,252

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Single Family Housing - Local - 0.1%
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 2015	$261,436	$209,097
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	20,000	17,447
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	335,000	348,728
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	115,000	119,974
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	90,000	94,684
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	325,000	340,295
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-3”, GNMA, 6%, 2035	380,000	401,231
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.625%, 2036	370,000	383,849
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 2037	490,000	495,013
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	150,000	153,846

		$2,564,164
Single Family Housing - State - 1.7%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2030	$2,560,000	$2,396,774
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	8,080,000	8,048,488
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 2033	12,730,000	12,350,137
California Housing Finance Agency Rev., “A”, 4.75%, 2021	2,000,000	1,971,260
Colorado Housing & Finance Authority Rev., “B-2”, 6.1%, 2023	85,000	86,356
Colorado Housing & Finance Authority Rev., “B-3”, 6.55%, 2033	150,000	154,080
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	215,000	225,866
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	170,000	175,217
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	1,025,000	1,083,507
New Hampshire Housing Finance Authority Rev., “B”, 6.5%, 2035	120,000	120,907
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 2039 (u)	11,640,000	11,574,118
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	1,530,000	1,548,850

		$39,735,560

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Solid Waste Revenue - 0.0%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$650,000	$679,900

State & Agency - Other - 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$3,600,000	$3,620,376

State & Local Agencies - 1.2%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 2039	$7,550,000	$1,628,158
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 2030	3,380,000	3,717,121
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2028	1,740,000	1,755,712
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2030	870,000	867,990
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2031	655,000	648,142
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2032	220,000	215,800
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 2018	1,380,000	1,566,107
Delaware Valley, PA, Regional Finance Authority, “B”, FRN, AMBAC, 0.047%, 2018	500,000	500,000
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 10.684%, 2018 (p)	150,000	190,458
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	2,030,000	1,998,068
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	6,065,000	5,768,361
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 2023	1,185,000	1,256,906
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	3,055,000	3,102,780
Harris County, TX, 5.8%, 2014	162,273	165,961
Harris County, TX, 5.625%, 2020	1,344,961	1,345,674
Massachusetts College Building Authority Rev., “C”, 3%, 2042	835,000	554,691
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	1,060,000	1,171,480

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Local Agencies - continued
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	$1,960,000	$1,904,963

		$28,358,372
Student Loan Revenue - 0.7%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$1,615,000	$1,743,990
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	1,615,000	1,730,117
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	190,000	198,554
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	3,270,000	3,471,824
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	2,690,000	2,819,954
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	250,000	274,400
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 2026	2,400,000	2,287,224
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 2028	2,495,000	2,350,340

		$14,876,403
Tax - Other - 0.8%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$1,110,000	$1,054,866
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2042	4,605,000	4,249,080
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	3,340,000	3,307,769
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	3,230,000	3,440,790
New Jersey Economic Development Authority Rev., 5%, 2026	885,000	893,151
New Jersey Economic Development Authority Rev., 5%, 2028	355,000	349,856
New Jersey Economic Development Authority Rev., 5%, 2029	355,000	346,622
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	4,090,000	4,402,108

		$18,044,242
Tax Assessment - 3.4%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 2043	$3,000,000	$3,091,920
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	1,320,000	1,379,545
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 2040	4,700,000	4,927,433
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-1”, 5.5%, 2036 (a)(d)	635,000	381,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 2036	310,000	298,722

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax Assessment - continued
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Project),“B”, 5.1%, 2014 (a)(d)	$165,000	$99,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036 (a)(d)	350,000	210,000
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 2036	1,330,000	1,194,500
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “B-2”, 5.1%, 2014	415,000	419,183
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 2022	2,000,000	1,903,860
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	2,450,000	2,567,527
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	1,515,000	1,555,708
Baltimore, MD, Special Obligation, (East Baltimore Research Park Project), “A”, 7%, 2038	2,600,000	2,732,938
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	2,570,000	2,481,541
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 2037	915,000	817,763
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	235,000	233,440
Corona-Norco, CA, Unified School District, Public Financing Authority Special Tax Rev. (Riverside County), “B”, 5%, 2035	480,000	441,470
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038 (a)(d)	2,600,000	1,040,000
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 2026	2,495,000	1,208,279
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	945,000	921,734
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 2043	4,785,000	4,583,121
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	1,840,000	1,685,293
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 2037	250,000	233,735
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)(d)	640,000	288,000
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 2017 (a)(d)	2,862,000	1,116,180
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	1,540,000	1,388,633

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax Assessment - continued
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	$1,445,000	$1,337,564
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	1,335,000	966,580
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	3,137,000	3,185,718
Main Street Community Development District, FL, “A”, 6.8%, 2038	1,685,000	1,641,139
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 2022	590,000	490,426
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 2022	910,000	895,640
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 2032	990,000	952,043
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016 (d)(q)	2,300,000	1,196,000
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	865,000	879,100
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	505,000	502,404
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016	1,075,000	1,045,663
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023	1,500,000	1,388,340
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	3,620,000	3,343,287
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	666,000	665,134
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	3,848,000	3,195,033
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 2036	1,005,000	913,595
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 2036 (a)(d)	895,000	358,000
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 2014 (a)(d)	1,000,000	400,000
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	245,000	236,538
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	1,925,000	1,852,986
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 2010 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 2036	2,990,000	1,005,627
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 2036	250,000	262,323

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax Assessment - continued
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 2031	$995,000	$974,195
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 2043	8,725,000	1,174,472
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 2010 (d)	545,000	351,073
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	2,396,000	616,898
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037	1,675,000	1,524,300
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 2033	404,000	358,619
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 2038	824,000	722,079
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	2,365,000	2,348,752
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037	1,960,000	1,382,702
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037	1,875,000	1,566,131
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039 (a)(d)	790,000	339,700
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 2035	770,000	760,267
Watergrass Community Development District, FL, “A”, 5.375%, 2039	1,465,000	793,122
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 2017	580,000	557,914

		$77,383,903
Tobacco - 7.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$3,310,000	$2,631,715
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	4,485,000	3,381,376
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	4,790,000	3,606,631
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	25,000,000	20,322,500
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 2037	11,535,000	9,235,036
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	3,010,000	2,937,610
District of Columbia, Tobacco Settlement, 6.25%, 2024	1,430,000	1,443,571

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tobacco - continued
District of Columbia, Tobacco Settlement, 6.75%, 2040	$885,000	$889,168
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 2047	5,000,000	3,547,350
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	23,705,000	18,629,522
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	6,085,000	4,930,006
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	3,110,000	3,375,252
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	14,375,000	15,565,681
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	4,295,000	3,673,986
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	5,000,000	4,025,100
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	17,700,000	16,458,345
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	26,335,000	19,089,188
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	34,705,000	25,644,566
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	930,000	900,454
Washington Tobacco Settlement Authority Rev., 6.5%, 2026	780,000	782,324
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	4,935,000	4,964,265

		$166,033,646
Toll Roads - 2.1%
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2032	$1,610,000	$793,167
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2040	1,605,000	719,473
E-470 Public Highway Authority Rev., CO, “C”, 5.375%, 2026	755,000	785,796
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 2027	12,305,000	5,758,494
Illinois Toll Highway Authority Rev., “B”, 5.5%, 2033	4,355,000	4,658,021
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2034	300,000	362,382
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	8,365,000	10,072,297
North Texas Tollway Authority Rev., 6%, 2043	1,280,000	1,382,157
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2034	2,165,000	1,932,566
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 2040	3,460,000	2,963,525
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	3,640,000	3,454,578

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Toll Roads - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	$6,065,000	$6,114,490
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	9,705,000	9,009,152

		$48,006,098
Transportation - Special Tax - 0.1%
Metropolitan Transportation Authority Rev., NY, “A”, 5%, 2041	$2,250,000	$2,251,350

Universities - Colleges - 8.9%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$915,000	$902,565
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 2028	1,305,000	1,369,584
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 2038	2,025,000	2,087,512
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	4,720,000	4,951,374
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	2,320,000	2,399,112
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	1,240,000	1,273,232
California Educational Facilities Authority Rev. (University Financing Project), 5%, 2026	3,590,000	3,259,935
California Educational Facilities Authority Rev. (University of La Verne), “A”, 5%, 2029	2,205,000	2,118,586
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	1,915,000	2,034,075
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	900,000	971,289
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	1,385,000	1,396,537
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	4,580,000	4,317,703
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 2033	780,000	709,387
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 2023	730,000	685,309
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 2043	375,000	336,405
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 2040	5,000,000	5,203,350
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 2043	3,200,000	3,193,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 2025	$510,000	$535,485
Delaware County, PA, Authority College Rev. (Neumann University), 6.125%, 2034	250,000	259,978
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), 6.375%, 2039	2,500,000	2,526,575
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 2037	2,775,000	2,597,678
Grand Valley, MI, State University Rev., 5.5%, 2027	1,015,000	1,093,957
Grand Valley, MI, State University Rev., 5.625%, 2029	495,000	531,229
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	3,125,000	2,744,000
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	3,080,000	2,619,817
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	6,045,000	6,434,056
Indiana County, PA, Industrial Development Authority (Student Cooperative Association, Inc./Indiana University of Pennsylvania), 5%, 2033	960,000	957,542
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2032	935,000	914,720
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2042	740,000	684,574
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	2,330,000	2,389,322
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	1,575,000	1,608,516
Massachusetts Development Finance Agency Rev. (Curry College), “A”, ACA, 5%, 2036	1,135,000	1,078,976
Massachusetts Development Finance Agency Rev. (Curry College), “A”, RADIAN, 5%, 2036	800,000	760,512
Massachusetts Development Finance Agency Rev. (Merrimack College), “A”, 5.25%, 2042	900,000	870,093
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	430,000	412,925
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 2036 (u)	25,000,000	27,925,000
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	2,140,000	2,373,453
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	6,130,000	6,673,976
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	4,365,000	4,518,430

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 2039 (u)	$10,000,000	$10,462,600
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 2039 (u)	10,000,000	10,462,600
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 2039 (u)	20,000,000	21,084,000
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	4,280,000	5,669,930
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	2,335,000	2,751,377
Northeastern Pennsylvania Hospital & Education Authority Rev. (Wilkes University), “A”, 5.25%, 2042	2,400,000	2,351,208
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 2030	2,780,000	2,849,472
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 2040	4,100,000	4,213,447
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 2027	1,330,000	1,354,140
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 2041	1,545,000	1,621,817
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 5.25%, 2030	1,000,000	977,820
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 2041	5,330,000	5,566,865
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 2027	920,000	942,098
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 2032	425,000	363,180
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 2042	1,040,000	879,778
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	525,000	433,923
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	260,000	216,624
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 2021	600,000	583,272
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 5%, 2025	890,000	901,036

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 5%, 2026	$800,000	$805,792
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 4.75%, 2032	2,150,000	1,969,336
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	1,055,000	1,001,206
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	4,795,000	5,236,859
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	1,445,000	1,639,829
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5%, 2032	750,000	725,708
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	2,435,000	2,519,154
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.25%, 2037	1,100,000	1,082,169
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.25%, 2046	1,000,000	967,910
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 2037	3,000,000	2,848,590
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2035	710,000	750,172
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 2039	1,435,000	1,511,973

		$202,463,774
Universities - Dormitories - 2.3%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$5,990,000	$6,175,091
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	2,345,000	2,272,657
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 2042	1,575,000	1,688,668
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	2,125,000	2,205,006
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 2038	3,000,000	3,034,890
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2030	825,000	781,572
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2045	1,030,000	894,689
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2030	1,475,000	1,379,671

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Dormitories - continued
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2035	$5,000,000	$4,527,400
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2045	8,820,000	7,692,716
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	1,875,000	2,039,175
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	5,785,000	6,350,947
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	2,525,000	2,252,982
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	740,000	773,293
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	1,050,000	1,081,584
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2030	1,195,000	1,178,676
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 2043	5,500,000	5,864,375
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2032	1,115,000	1,053,675
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2042	2,390,000	2,088,836

		$53,335,903
Universities - Secondary Schools - 6.0%
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 2027	$290,000	$286,561
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 2032	300,000	286,932
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 2043	1,000,000	897,460
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 2033 (n)	3,860,000	3,479,365
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 2043 (n)	4,025,000	3,568,726
Build NYC Resources Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 2043	1,790,000	1,489,405
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 2032	1,585,000	1,448,706
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 2045	5,965,000	6,152,480
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 2046	7,630,000	7,782,066

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Secondary Schools - continued
California Statewide Communities Development Authority, School Facility Rev. (Aspire Public Schools), 6%, 2030	$1,990,000	$2,041,461
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	870,000	897,875
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	695,000	714,766
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 2042	2,385,000	2,193,628
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	4,940,000	5,168,969
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 2042	1,270,000	970,940
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	1,670,000	1,754,769
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 2033	450,000	417,137
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 2042	540,000	474,595
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 4%, 2027	370,000	345,876
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	490,000	467,617
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 2042	1,170,000	1,116,531
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 2043	1,095,000	1,131,255
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 2033	420,000	441,743
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 2043	3,150,000	2,847,821
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 2042	3,480,000	3,690,262
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2032	1,950,000	1,745,445
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 2043	4,070,000	3,526,533
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),“A”, 6%, 2030	2,575,000	2,489,381
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),“A”, 6%, 2040	5,490,000	5,095,818
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School),“A”, 7.625%, 2041	10,125,000	10,707,896

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Secondary Schools - continued
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 2041	$2,000,000	$2,253,080
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	1,670,000	1,818,263
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	4,385,000	4,896,510
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	2,070,000	2,000,634
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	3,155,000	2,891,368
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.25%, 2018 (a)(d)	985,000	285,650
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038 (a)(d)	460,000	133,400
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	450,000	456,989
Newark, TX, Cultural Education Facilities, Finance Corp. Lease Rev. (A.W. Brown Fellowship Academy), “A”, 6%, 2032	620,000	615,127
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	705,000	641,198
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	2,355,000	2,156,709
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 2033	2,780,000	2,734,102
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 2043	5,820,000	5,709,478
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 2033	850,000	846,226
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 2043	1,670,000	1,661,516
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2037	1,065,000	1,102,275
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 2042	1,950,000	2,011,542
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Project), 5.75%, 2030	520,000	496,402
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	470,000	481,567
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 2042	2,205,000	2,004,830
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2033	855,000	786,164

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Secondary Schools - continued
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2043	$1,715,000	$1,492,787
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 2040	2,955,000	3,229,431
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.),“A”, 7.375%, 2041	2,500,000	2,625,050
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 2031	630,000	654,287
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 2042	1,260,000	1,312,177
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 2035	3,730,000	4,124,970
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 2035	4,015,000	4,277,059
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	2,405,000	2,135,183
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	6,070,000	5,851,237
Woodbury, MN, Charter School Lease Rev. (MSA Building Co.), “A”, 5%, 2027	210,000	201,277
Woodbury, MN, Charter School Lease Rev. (MSA Building Co.), “A”, 5%, 2032	220,000	202,811
Woodbury, MN, Charter School Lease Rev. (MSA Building Co.), “A”, 5%, 2043	880,000	760,962

		$136,482,280
Utilities - Cogeneration - 0.6%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$13,690,000	$11,540,944
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	1,200,000	1,206,816
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 2028	250,000	243,265
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 2036	1,250,000	1,207,925

		$14,198,950
Utilities - Investor Owned - 3.2%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.),“A”, 4.5%, 2030	$5,170,000	$4,814,614
Brazos River, TX, Pollution Control Authority Rev. (TXU Energy Co. LLC Project), 5%, 2041	3,015,000	173,363
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 2040	3,500,000	3,435,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Investor Owned - continued
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	$1,940,000	$2,089,555
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	11,915,000	12,534,461
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	10,580,000	11,677,675
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary),“A”, FGIC, 4.8%, 2025	1,000,000	1,004,950
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 2040	1,790,000	2,007,628
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.),“A”, 5%, 2035	4,700,000	4,761,993
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	685,000	842,379
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	2,155,000	2,382,503
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,050,000	1,227,146
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	4,335,000	4,944,804
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	1,635,000	1,713,464
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 2039	1,830,000	1,862,354
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	7,390,000	7,631,357
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	5,430,000	5,499,070
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 2040	4,755,000	4,594,519

		$73,197,435
Utilities - Municipal Owned - 0.3%
Mississippi Business Finance Corp., Gulf Opportunity Zone Rev., “A”, 5%, 2037	$3,000,000	$3,032,580
Philadelphia, PA, Gas Works Rev., 5.25%, 2040	1,070,000	1,085,611
Puerto Rico Electric Power Authority, Power Rev., “AAA”, 5.25%, 2031	2,245,000	1,939,792

		$6,057,983
Utilities - Other - 2.4%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$1,135,000	$1,372,499
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	5,110,000	5,861,630

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Other - continued
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	$2,245,000	$2,372,718
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 2028	5,275,000	5,912,906
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	7,145,000	8,199,531
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 2027	4,000,000	4,183,080
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	6,670,000	6,468,566
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	12,055,000	13,248,204
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	2,105,000	2,268,601
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	3,625,000	3,798,638

		$53,686,373
Water & Sewer Utility Revenue - 2.4%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$2,895,000	$3,414,537
Clairton, PA, Municipal Authority, “B”, 5%, 2037	1,735,000	1,603,973
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2033	8,750,000	7,020,825
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	6,865,000	5,924,907
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	3,880,000	3,415,719
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.25%, 2042	1,660,000	1,301,689
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	6,880,000	5,974,592
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	175,000	185,337
Detroit, MI, Water & Sewerage Department, Sewage Disposal System Rev., “A”, 5.25%, 2039	215,000	196,289
Madera, CA, Irrigation Financing Authority Rev., 6.5%, 2040	5,970,000	6,367,781
Orange County, CA, Sanitation District, Wastewater Rev., “A”, 4%, 2033 (u)	20,000,000	18,839,600
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2030	850,000	363,273
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2033	900,000	322,281
St. Johns County, FL, Water & Sewer Rev., Capital Appreciation, “B”, 0%, 2034	960,000	325,421

		$55,256,224
Total Municipal Bonds (Identified Cost, $2,287,520,708)		$2,292,022,747

Portfolio of Investments (unaudited) – continued

Floating Rate Demand Notes - 0.3%
Issuer	Shares/Par	Value ($)
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.04%, due 8/01/13, at Identified Cost	$6,100,000	$6,100,000

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	39,104,487	$39,104,487
Total Investments (Identified Cost, $2,332,725,195)		$2,337,227,234

Other Assets, Less Liabilities - (2.4)%		(54,371,403)
Net Assets - 100.0%		$2,282,855,831

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $21,018,141 representing 0.9% of net assets.
(p)	Primary inverse floater.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$2,000,000	$1,900,260
MuniMae TE Bond Subsidiary LLC, 5.9%, 2049	11/02/05	2,000,000	1,800,180
Total Restricted Securities			$3,700,440
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers		Inverse Floaters
ACA	ACA Financial Guaranty Corp.	RITES	Residual Interest Tax-Exempt Security
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,293,620,708)	$2,298,122,747
Underlying affiliated funds, at cost and value	39,104,487
Total investments, at value (identified cost, $2,332,725,195)	$2,337,227,234
Cash	27,000
Receivables for
Investments sold	2,959,892
Fund shares sold	3,250,201
Interest and dividends	31,833,957
Receivable from investment adviser	24,099
Other assets	6,879
Total assets	$2,375,329,262
Liabilities
Payables for
Distributions	$1,911,766
Investments purchased	1,536,930
Interest expense and fees	115,260
Fund shares reacquired	10,207,963
Payable to the holders of the floating rate certificates from trust assets	77,009,525
Payable to affiliates
Shareholder servicing costs	1,532,275
Distribution and service fees	24,630
Payable for independent Trustees’ compensation	15,755
Accrued expenses and other liabilities	119,327
Total liabilities	$92,473,431
Net assets	$2,282,855,831
Net assets consist of
Paid-in capital	$2,387,384,700
Unrealized appreciation (depreciation) on investments	4,502,039
Accumulated net realized gain (loss) on investments	(117,496,013)
Undistributed net investment income	8,465,105
Net assets	$2,282,855,831
Shares of beneficial interest outstanding	299,560,734

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,628,339,171	213,681,006	$7.62
Class B	42,921,668	5,626,658	7.63
Class C	257,776,531	33,791,795	7.63
Class I	353,818,461	46,461,275	7.62

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.00 [100 / 95.25 x $7.62]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$75,410,231
Dividends from underlying affiliated funds	30,086
Total investment income	$75,440,317
Expenses
Management fee	$7,525,000
Distribution and service fees	1,693,449
Shareholder servicing costs	1,313,037
Administrative services fee	175,395
Independent Trustees’ compensation	27,387
Custodian fee	99,501
Shareholder communications	65,956
Audit and tax fees	28,926
Legal fees	23,564
Interest expense and fees	323,003
Miscellaneous	180,823
Total expenses	$11,456,041
Fees paid indirectly	(143)
Reduction of expenses by investment adviser	(318,871)
Net expenses	$11,137,027
Net investment income	$64,303,290
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(6,459,389)
Futures contracts	(2,765,682)
Net realized gain (loss) on investments	$(9,225,071)
Change in unrealized appreciation (depreciation)
Investments	$(224,010,988)
Net realized and unrealized gain (loss) on investments	$(233,236,059)
Change in net assets from operations	$(168,932,769)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/13 (unaudited)	Year ended 1/31/13
From operations
Net investment income	$64,303,290	$124,456,981
Net realized gain (loss) on investments	(9,225,071)	907,923
Net unrealized gain (loss) on investments	(224,010,988)	139,194,217
Change in net assets from operations	$(168,932,769)	$264,559,121
Distributions declared to shareholders
From net investment income	$(61,854,837)	$(119,759,769)
Change in net assets from fund share transactions	$(445,496,150)	$525,888,072
Total change in net assets	$(676,283,756)	$670,687,424
Net assets
At beginning of period	2,959,139,587	2,288,452,163
At end of period (including undistributed net investment income of $8,465,105 and $6,016,652, respectively)	$2,282,855,831	$2,959,139,587

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/13		Years ended 1/31
Class A			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$8.34		$7.89	$7.13	$7.39	$6.33	$8.06
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.39	$0.41	$0.43	$0.43	$0.44
Net realized and unrealized gain (loss) on investments	(0.73)		0.44	0.75	(0.27)	1.05	(1.73)
Total from investment operations	$(0.53)		$0.83	$1.16	$0.16	$1.48	$(1.29)
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.40)	$(0.42)	$(0.42)	$(0.44)
Net asset value, end of period (x)	$7.62		$8.34	$7.89	$7.13	$7.39	$6.33
Total return (%) (r)(s)(t)(x)	(6.48	)(n)	10.72	16.83	2.03	24.03	(16.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.72	0.71	0.72	0.72	0.80
Expenses after expense reductions (f)	0.69	(a)	0.70	0.70	0.70	0.69	0.70
Net investment income	4.82	(a)	4.83	5.49	5.68	6.17	5.97
Portfolio turnover	11	(n)	18	21	20	17	38
Net assets at end of period (000 omitted)	$1,628,339		$2,161,677	$1,858,416	$1,463,867	$1,452,126	$1,039,232
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.67	(a)	0.67	0.67	0.67	0.67	0.64

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class B			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$8.35		$7.90	$7.13	$7.40	$6.33	$8.06
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.35	$0.37	$0.38	$0.38
Net realized and unrealized gain (loss) on investments	(0.72)		0.43	0.76	(0.28)	1.06	(1.73)
Total from investment operations	$(0.56)		$0.76	$1.11	$0.09	$1.44	$(1.35)
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)	$(0.34)	$(0.36)	$(0.37)	$(0.38)
Net asset value, end of period (x)	$7.63		$8.35	$7.90	$7.13	$7.40	$6.33
Total return (%) (r)(s)(t)(x)	(6.84	)(n)	9.82	16.06	1.10	23.25	(17.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.71	1.71	1.64	1.50	1.56
Expenses after expense reductions (f)	1.50	(a)	1.51	1.49	1.49	1.47	1.47
Net investment income	4.03	(a)	4.02	4.74	4.89	5.45	5.18
Portfolio turnover	11	(n)	18	21	20	17	38
Net assets at end of period (000 omitted)	$42,922		$52,886	$47,927	$50,750	$68,348	$75,791
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.48	(a)	1.48	1.46	1.46	1.45	1.41

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$8.35		$7.90	$7.13	$7.40	$6.33	$8.06
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.31	$0.33	$0.35	$0.36	$0.36
Net realized and unrealized gain (loss) on investments	(0.73)		0.44	0.77	(0.27)	1.06	(1.72)
Total from investment operations	$(0.57)		$0.75	$1.10	$0.08	$1.42	$(1.36)
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)	$(0.33)	$(0.35)	$(0.35)	$(0.37)
Net asset value, end of period (x)	$7.63		$8.35	$7.90	$7.13	$7.40	$6.33
Total return (%) (r)(s)(t)(x)	(6.93	)(n)	9.61	15.82	0.88	22.99	(17.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.71	1.71	1.72	1.72	1.80
Expenses after expense reductions (f)	1.69	(a)	1.70	1.70	1.70	1.69	1.70
Net investment income	3.84	(a)	3.82	4.51	4.68	5.17	4.96
Portfolio turnover	11	(n)	18	21	20	17	38
Net assets at end of period (000 omitted)	$257,777		$299,381	$236,487	$209,064	$213,166	$155,407
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.67	(a)	1.67	1.67	1.67	1.67	1.64

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/13		Years ended 1/31
Class I			2013	2012 (i)
	(unaudited)
Net asset value, beginning of period	$8.34		$7.89	$7.28
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.39	$0.26
Net realized and unrealized gain (loss) on investments	(0.73)		0.44	0.61
Total from investment operations	$(0.53)		$0.83	$0.87
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)	$(0.26)
Net asset value, end of period (x)	$7.62		$8.34	$7.89
Total return (%) (r)(s)(x)	(6.48	)(n)	10.71	12.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.72	0.72	(a)
Expenses after expense reductions (f)	0.69	(a)	0.70	0.69	(a)
Net investment income	4.83	(a)	4.82	5.03	(a)
Portfolio turnover	11	(n)	18	21	(n)
Net assets at end of period (000 omitted)	$353,818		$445,195	$145,622
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.67	(a)	0.67	0.67	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception June 1, 2011 through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal High Income Fund (the fund) is a series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and the funds may be required to issue Forms 1099-DIV. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The

Notes to Financial Statements (unaudited) – continued

disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the

Notes to Financial Statements (unaudited) – continued

security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,292,022,747	$—	$2,292,022,747
Short Term Securities	—	6,100,000	—	6,100,000
Mutual Funds	39,104,487	—	—	39,104,487
Total Investments	$39,104,487	$2,298,122,747	$—	$2,337,227,234

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. At July 31, 2013, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(2,765,682)

Notes to Financial Statements (unaudited) – continued

There is no change in unrealized gain (loss) from derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

Notes to Financial Statements (unaudited) – continued

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holders of the inverse floaters transfer the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At July 31, 2013, the fund’s payable to the holders of the floating rate certificates from trust assets was $77,009,795 and the interest rate on the floating rate certificates issued by the trust was 0.08%. For the six months ended July 31, 2013, the average payable to the holders of the floating rate certificates from trust assets was $87,138,389 at a weighted average interest rate of 0.14%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2013, interest expense and

Notes to Financial Statements (unaudited) – continued

fees in connection with self-deposited inverse floaters were $323,003. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and defaulted bonds.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/13
Ordinary income (including any short-term capital gains) (a)	$219,307
Tax-exempt income	119,540,462
Total distributions	$119,759,769

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/13
Cost of investments	$2,245,009,687
Gross appreciation	108,055,282
Gross depreciation	(92,847,530)
Net unrealized appreciation (depreciation)	$15,207,752

As of 1/31/13
Undistributed ordinary income	2,660,724
Undistributed tax-exempt income	18,682,594
Capital loss carryforwards	(118,748,448)
Other temporary differences	(15,229,430)
Net unrealized appreciation (depreciation)	238,893,297

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of January 31, 2013 the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
1/31/14	$(10,798,317)
1/31/15	(230,213)
1/31/17	(18,935,036)
1/31/18	(28,497,487)
1/31/19	(16,085,714)
Total	$(74,546,767)

Post-enactment losses which are characterized as follows:
Long-Term	(44,201,681)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/13	Year ended 1/31/13
Class A	$45,500,674	$90,929,910
Class B	950,287	1,971,689
Class C	5,278,819	9,854,319
Class I	10,125,057	17,003,851
Total	$61,854,837	$119,759,769

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through July 31, 2013, this management fee reduction amounted to $4,826, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2013 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Effective August 1, 2013, the investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2015.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (including interest expenses and fees associates with investments in inverse floating rate instruments), such that fund operating expenses do not exceed 0.12% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May, 31, 2015. For the six months ended July 31, 2013, this reduction amounted to $260,669 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $390,881 for the six months ended July 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.81%	$247,329
Class C	0.75%	0.25%	1.00%	1.00%	1,446,120
Total Distribution and Service Fees					$1,693,449

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2013 based on each class’s average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, MFD has agreed in writing to waive the service fee. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2014. For the six months ended July 31, 2013 this waiver amounted to $47,557 and is reflected as a reduction of total expenses in the Statement of Operations. Effective January 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its subsidiaries’ seed money. For the six months ended July 31, 2013, this rebate amounted to $615 for Class C and is reflected as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2013, were as follows:

Amount
Class A	$34,980
Class B	22,639
Class C	22,486

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2013, the fee was $143,687, which equated to 0.0105% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,169,350.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2013 was equivalent to an annual effective rate of 0.0128% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other

Notes to Financial Statements (unaudited) – continued

independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $965 and is included in independent Trustees’ compensation for the six months ended July 31, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $15,745 at July 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $11,187 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,204, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $291,292,274 and $658,613,945, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/13		Year ended 1/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	26,572,333	$218,408,868	77,446,475	$631,600,689
Class B	206,723	1,685,898	1,560,561	12,666,747
Class C	2,857,683	23,564,196	10,244,740	83,574,613
Class I	12,967,451	106,041,129	44,084,898	354,412,627
	42,604,190	$349,700,091	133,336,674	$1,082,254,676

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/13		Year ended 1/31/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	4,716,354	$38,184,990	8,787,195	$71,841,720
Class B	90,805	734,624	169,750	1,390,465
Class C	457,971	3,702,145	765,766	6,270,849
Class I	834,247	6,732,690	1,169,986	9,586,672
	6,099,377	$49,354,449	10,892,697	$89,089,706

Shares reacquired
Class A	(76,654,214)	$(627,571,344)	(62,613,958)	$(506,922,106)
Class B	(1,001,800)	(8,051,492)	(1,464,551)	(11,942,059)
Class C	(5,362,360)	(43,139,404)	(5,100,089)	(41,812,559)
Class I	(20,729,559)	(165,788,450)	(10,327,519)	(84,779,586)
	(103,747,933)	$(844,550,690)	(79,506,117)	$(645,456,310)

Net change
Class A	(45,365,527)	$(370,977,486)	23,619,712	$196,520,303
Class B	(704,272)	(5,630,970)	265,760	2,115,153
Class C	(2,046,706)	(15,873,063)	5,910,417	48,032,903
Class I	(6,927,861)	(53,014,631)	34,927,365	279,219,713
	(55,044,366)	$(445,496,150)	64,723,254	$525,888,072

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2013, the fund’s commitment fee and interest expense were $7,522 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	111,057,169	492,753,899	(564,706,581)	39,104,487

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$30,086	$39,104,487

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense

Board Review of Investment Advisory Agreement – continued

information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee on the Fund’s average daily net assets over $2.5 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2013

MFS® HIGH YIELD POOLED PORTFOLIO

HYP-SEM

MFS® HIGH YIELD POOLED PORTFOLIO

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The U.S. economy continues to grow, albeit at a modest pace, possibly helping to gently lift other regions out of a prolonged slump. The resilience of the U.S. housing market and improved jobs picture continues to offset the drag created by the government’s sequestration and rise in taxes. Going forward, much could hinge on how much cooperation and bipartisanship the U.S. Congress can achieve, as yet another fiscal showdown looms later in 2013.

China is shifting gears from being the engine of global growth because of its rapid consumption of commodities. Commodity-exporting countries are feeling the squeeze from China’s economic focus being turned toward domestic consumers and its overall pace of growth slowing. Japan’s recent economic reports indicate that its 15-year period of stagnant growth and deflation could be ending, while the eurozone is showing signs of a pickup in economic growth after two years of recession. These recent positive signs in Japan and Europe point to a possible broadening base of global growth that could help take the burden off China and the United States as the main engines of global activity.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

September 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy-Independent	8.1%
Medical & Health Technology & Services	5.6%
Broadcasting	5.1%
Telecommunications-Wireless	4.0%
Automotive	3.9%

Composition including fixed income credit quality (a)(i)
A (o)	0.0%
BBB	3.4%
BB	37.6%
B	43.4%
CCC	13.2%
Not Rated	1.5%
Non-Fixed Income	1.6%
Cash & Other	(0.7)%

Portfolio facts (i)
Average Duration (d)	4.2
Average Effective Maturity (m)	6.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 7/31/13.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 25, 2013 through July 31, 2013

As a shareholder of the fund, you incur ongoing costs, including fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 25, 2013 through July 31, 2013.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

	Annualized Expense Ratio	Beginning Account Value 3/25/13	Ending Account Value 7/31/13	Expenses Paid During Period (p) 3/25/13-7/31/13
Actual	0.02%	$1,000.00	$1,006.35	$0.07
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10

(h)	5% fund return per year before expenses.
(p)	Expenses paid are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended July 31, 2013. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, March 25, 2013, through the period end, July 31, 2013.

5

PORTFOLIO OF INVESTMENTS

7/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.1%
Issuer	Shares/Par		Value ($)
Aerospace - 2.3%
Bombardier, Inc., 4.25%, 2016 (n)		$1,365,000	$1,416,188
Bombardier, Inc., 7.5%, 2018 (n)		4,435,000	5,011,550
Bombardier, Inc., 7.75%, 2020 (n)		2,995,000	3,421,788
CPI International, Inc., 8%, 2018		3,355,000	3,447,219
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	1,708,000	2,079,325
Huntington Ingalls Industries, Inc., 7.125%, 2021		$4,810,000	5,291,000
Kratos Defense & Security Solutions, Inc., 10%, 2017		4,355,000	4,703,400

			$25,370,470
Apparel Manufacturers - 1.0%
Hanesbrands, Inc., 6.375%, 2020		$2,690,000	$2,948,913
Jones Group, Inc., 6.875%, 2019		2,350,000	2,426,375
PVH Corp., 7.375%, 2020		3,105,000	3,403,856
PVH Corp., 4.5%, 2022		1,820,000	1,779,050
Quiksilver, Inc., 10%, 2020 (z)		230,000	237,475

			$10,795,669
Automotive - 3.7%
Accuride Corp., 9.5%, 2018		$4,515,000	$4,678,669
Allison Transmission, Inc., 7.125%, 2019 (n)		4,885,000	5,214,738
Continental Rubber of America Corp., 4.5%, 2019 (n)		630,000	640,548
Delphi Corp., 5%, 2023		2,735,000	2,844,400
Ford Motor Credit Co. LLC, 12%, 2015		392,000	461,251
Ford Motor Credit Co. LLC, 8.125%, 2020		1,600,000	1,967,202
General Motors Financial Co., Inc., 4.75%, 2017 (n)		1,465,000	1,536,419
General Motors Financial Co., Inc., 6.75%, 2018		3,120,000	3,478,800
General Motors Financial Co., Inc., 4.25%, 2023 (n)		1,070,000	1,027,200
Goodyear Tire & Rubber Co., 8.25%, 2020		685,000	763,775
Goodyear Tire & Rubber Co., 6.5%, 2021		3,410,000	3,567,713
Goodyear Tire & Rubber Co., 7%, 2022		1,110,000	1,179,375
Jaguar Land Rover PLC, 7.75%, 2018 (n)		2,260,000	2,463,400
Jaguar Land Rover PLC, 8.125%, 2021 (n)		4,605,000	5,100,038
Jaguar Land Rover PLC, 5.625%, 2023 (n)		1,360,000	1,332,800
Lear Corp., 8.125%, 2020		1,637,000	1,804,793
Lear Corp., 4.75%, 2023 (n)		755,000	739,900
LKQ Corp., 4.75%, 2023 (n)		1,220,000	1,169,675

			$39,970,696

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - 5.0%
Allbritton Communications Co., 8%, 2018	$1,310,000	$1,416,438
AMC Networks, Inc., 7.75%, 2021	4,350,000	4,872,000
Clear Channel Communications, Inc., 9%, 2021	3,483,000	3,430,755
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	745,000	771,075
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022	2,570,000	2,685,650
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	140,000	146,300
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	1,390,000	1,466,450
Hughes Network Systems LLC, 7.625%, 2021	1,745,000	1,888,963
IAC/InterActive Corp., 4.75%, 2022	870,000	822,150
Inmarsat Finance PLC, 7.375%, 2017 (n)	2,130,000	2,241,825
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	3,520,000	3,599,200
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	1,240,000	1,267,900
Intelsat S.A., 8.125%, 2023 (n)	2,455,000	2,639,125
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	1,196,098	418,634
Liberty Media Corp., 8.5%, 2029	2,790,000	3,072,488
Liberty Media Corp., 8.25%, 2030	1,215,000	1,313,719
Local TV Finance LLC, 9.25%, 2015 (p)(z)	2,435,088	2,471,614
Netflix, Inc., 5.375%, 2021 (n)	2,115,000	2,136,150
Nexstar Broadcasting Group, Inc., 8.875%, 2017	1,035,000	1,120,388
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	975,000	1,009,125
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	1,540,000	1,632,400
Sinclair Broadcast Group, Inc., 8.375%, 2018	345,000	373,463
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	2,015,000	2,271,913
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	2,615,000	2,883,038
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	650,000	604,500
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	1,430,000	1,383,525
Univision Communications, Inc., 6.875%, 2019 (n)	2,200,000	2,348,500
Univision Communications, Inc., 7.875%, 2020 (n)	1,890,000	2,074,275
Univision Communications, Inc., 8.5%, 2021 (n)	2,170,000	2,387,000

		$54,748,563
Brokerage & Asset Managers - 0.6%
E*TRADE Financial Corp., 6.375%, 2019	$6,420,000	$6,821,250

Building - 2.5%
ABC Supply Co., Inc., 5.625%, 2021 (n)	$575,000	$573,563
Boise Cascade Co., 6.375%, 2020	2,045,000	2,114,019
Building Materials Holding Corp., 6.875%, 2018 (n)	1,600,000	1,704,000
Building Materials Holding Corp., 7%, 2020 (n)	1,925,000	2,059,750
Building Materials Holding Corp., 6.75%, 2021 (n)	1,530,000	1,637,100
CEMEX Espana S.A., 9.25%, 2020	1,405,000	1,534,963
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)	202,000	202,000
Gibraltar Industries, Inc., 6.25%, 2021 (n)	870,000	891,750

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Building - continued
HD Supply, Inc., 8.125%, 2019		$1,630,000	$1,825,600
HD Supply, Inc., 11.5%, 2020		2,415,000	2,864,794
Nortek, Inc., 8.5%, 2021		4,470,000	4,838,775
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)		1,952,000	2,147,200
USG Corp., 6.3%, 2016		3,782,000	3,914,370
USG Corp., 7.875%, 2020 (n)		1,335,000	1,478,513

			$27,786,397
Business Services - 1.7%
Equinix, Inc., 4.875%, 2020		$3,070,000	$3,039,300
Fidelity National Information Services, Inc., 5%, 2022		3,305,000	3,379,363
iGATE Corp., 9%, 2016		3,670,000	3,959,013
Iron Mountain, Inc., 8.375%, 2021		3,800,000	4,118,250
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)		1,540,000	1,262,800
Neustar, Inc., 4.5%, 2023 (n)		2,055,000	1,921,425
SunGard Data Systems, Inc., 7.375%, 2018		910,000	964,600

			$18,644,751
Cable TV - 3.5%
CCO Holdings LLC, 8.125%, 2020		$3,970,000	$4,317,375
CCO Holdings LLC, 7.375%, 2020		705,000	759,638
CCO Holdings LLC, 6.5%, 2021		4,500,000	4,623,750
CCO Holdings LLC, 5.125%, 2023		2,025,000	1,852,875
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		1,315,000	1,229,525
Cequel Communications Holdings, 6.375%, 2020 (n)		2,350,000	2,426,375
DISH DBS Corp., 6.75%, 2021		2,540,000	2,692,400
DISH DBS Corp., 5%, 2023		1,365,000	1,279,688
EchoStar Corp., 7.125%, 2016		2,500,000	2,737,500
Lynx I Corp., 5.375%, 2021 (n)		1,390,000	1,407,375
Lynx II Corp., 6.375%, 2023 (n)		800,000	821,000
Midcontinent Express Pipeline LLC, 6.25%, 2021 (z)		235,000	236,175
Nara Cable Funding Ltd., 8.875%, 2018 (z)		840,000	882,000
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	1,510,000	2,113,288
Unitymedia Hessen, 5.5%, 2023 (n)		$370,000	359,825
UPC Holding B.V., 9.875%, 2018 (n)		3,555,000	3,874,950
UPCB Finance III Ltd., 6.625%, 2020 (n)		3,628,000	3,881,960
Virgin Media Finance PLC, 8.375%, 2019		241,000	262,088
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	1,895,000	2,697,484

			$38,455,271
Chemicals - 2.4%
Celanese U.S. Holdings LLC, 6.625%, 2018		$3,755,000	$4,008,463
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		1,015,000	1,051,794
Hexion U.S. Finance Corp., 6.625%, 2020 (n)		1,000,000	1,022,500

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - continued
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018	$1,860,000	$1,934,400
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020	1,630,000	1,650,375
Huntsman International LLC, 8.625%, 2021	4,095,000	4,617,113
INEOS Finance PLC, 8.375%, 2019 (n)	3,290,000	3,610,775
INEOS Group Holdings S.A., 6.125%, 2018 (n)	2,035,000	1,984,125
LyondellBasell Industries N.V., 5%, 2019	1,535,000	1,699,518
NOVA Chemicals Corp., 5.25%, 2023 (z)	1,410,000	1,410,000
Polypore International, Inc., 7.5%, 2017	1,450,000	1,529,750
Tronox Finance LLC, 6.375%, 2020 (z)	1,435,000	1,374,013

		$25,892,826
Computer Software - 1.1%
Infor U.S., Inc., 11.5%, 2018	$1,940,000	$2,235,850
Nuance Communications, Inc., 5.375%, 2020 (n)	960,000	936,000
Syniverse Holdings, Inc., 9.125%, 2019	4,140,000	4,471,200
TransUnion Holding Co., Inc., 9.625%, 2018	1,110,000	1,204,350
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	915,000	1,028,231
Verisign, Inc., 4.625%, 2023 (n)	1,830,000	1,756,800

		$11,632,431
Computer Software - Systems - 0.7%
Audatex North America, Inc., 6.75%, 2018	$2,070,000	$2,209,725
Audatex North America, Inc., 6%, 2021 (z)	1,485,000	1,510,988
CDW LLC/CDW Finance Corp., 12.535%, 2017	741,000	781,755
CDW LLC/CDW Finance Corp., 8.5%, 2019	2,920,000	3,204,700

		$7,707,168
Conglomerates - 1.9%
Amsted Industries, Inc., 8.125%, 2018 (n)	$4,580,000	$4,866,250
BC Mountain LLC, 7%, 2021 (n)	1,685,000	1,752,400
Dynacast International LLC, 9.25%, 2019	1,875,000	2,053,125
Griffon Corp., 7.125%, 2018	3,200,000	3,368,000
Renaissance Acquisition, 6.875%, 2021 (z)	2,920,000	2,905,400
Rexel S.A., 6.125%, 2019 (n)	2,180,000	2,261,750
Rexel S.A., 5.25%, 2020 (n)	595,000	592,025
Silver II Borrower, 7.75%, 2020 (n)	2,925,000	3,063,938

		$20,862,888
Construction - 0.1%
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021	$665,000	$618,450

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 1.0%
Elizabeth Arden, Inc., 7.375%, 2021	$2,872,000	$3,101,760
Jarden Corp., 7.5%, 2020	2,515,000	2,700,481
Libbey Glass, Inc., 6.875%, 2020	795,000	850,650
Prestige Brands, Inc., 8.125%, 2020	1,240,000	1,367,100
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)	2,245,000	2,385,313
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)	210,000	224,700

		$10,630,004
Consumer Services - 0.7%
QVC, Inc., 7.375%, 2020 (n)	$1,925,000	$2,101,779
Service Corp. International, 7%, 2017	3,515,000	3,892,863
Service Corp. International, 7%, 2019	1,085,000	1,167,731

		$7,162,373
Containers - 3.1%
Ardagh Packaging Finance PLC , 7%, 2020 (n)	$950,000	$935,750
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)	2,335,000	2,483,856
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	400,000	434,000
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)	4,480,000	4,838,400
Ardagh Packaging Finance PLC, 4.875%, 2022 (z)	790,000	768,275
Ball Corp., 5%, 2022	1,008,000	1,010,520
Ball Corp., 4%, 2023	1,335,000	1,221,525
Berry Plastics Group, Inc., 9.5%, 2018	1,030,000	1,117,550
Berry Plastics Group, Inc., 9.75%, 2021	2,285,000	2,673,450
Crown Americas LLC, 4.5%, 2023 (n)	2,315,000	2,158,738
Greif, Inc., 6.75%, 2017	2,090,000	2,309,450
Greif, Inc., 7.75%, 2019	980,000	1,117,200
Reynolds Group, 7.125%, 2019	3,095,000	3,303,913
Reynolds Group, 9.875%, 2019	1,355,000	1,463,400
Reynolds Group, 5.75%, 2020	2,050,000	2,085,875
Reynolds Group, 8.25%, 2021	5,660,000	5,759,050

		$33,680,952
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 2018	$2,452,000	$2,721,720
MOOG, Inc., 7.25%, 2018	1,615,000	1,671,525

		$4,393,245
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$1,180,000	$1,156,400
Avaya, Inc., 7%, 2019 (n)	665,000	613,463

		$1,769,863

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - 1.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$3,825,000	$4,145,344
Nokia Corp., 5.375%, 2019	995,000	970,125
Nokia Corp., 6.625%, 2039	1,015,000	893,200
NXP B.V., 9.75%, 2018 (n)	149,000	166,135
NXP B.V., 5.75%, 2021 (n)	640,000	657,600
NXP B.V., 5.75%, 2023 (n)	2,095,000	2,115,950
Sensata Technologies B.V., 6.5%, 2019 (n)	3,320,000	3,552,400

		$12,500,754
Energy - Independent - 7.8%
Berry Petroleum Corp., 6.75%, 2020	$685,000	$708,975
BreitBurn Energy Partners LP, 8.625%, 2020	1,075,000	1,144,875
Breitburn Energy Partners LP, 7.875%, 2022	3,395,000	3,420,463
Carrizo Oil & Gas, Inc., 8.625%, 2018	1,055,000	1,152,588
Chaparral Energy, Inc., 7.625%, 2022	2,135,000	2,183,038
Chesapeake Energy Corp., 6.875%, 2020	2,980,000	3,263,100
Concho Resources, Inc., 6.5%, 2022	3,440,000	3,680,800
Concho Resources, Inc., 5.5%, 2023	2,845,000	2,837,888
Continental Resources, Inc., 8.25%, 2019	2,860,000	3,131,700
Continental Resources, Inc., 7.375%, 2020	490,000	543,900
Continental Resources, Inc., 4.5%, 2023	2,253,000	2,191,043
Denbury Resources, Inc., 8.25%, 2020	4,185,000	4,603,500
Denbury Resources, Inc., 4.625%, 2023	1,065,000	974,475
Energy XXI Gulf Coast, Inc., 9.25%, 2017	3,990,000	4,428,900
EP Energy LLC, 9.375%, 2020	5,295,000	6,009,825
EP Energy LLC, 7.75%, 2022	3,205,000	3,525,500
EPL Oil & Gas, Inc., 8.25%, 2018	2,270,000	2,394,850
Halcon Resources Corp., 8.875%, 2021	3,560,000	3,595,600
Harvest Operations Corp., 6.875%, 2017	4,165,000	4,591,913
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	1,670,000	1,809,863
Laredo Petroleum, Inc., 9.5%, 2019	2,210,000	2,453,100
LINN Energy LLC, 8.625%, 2020	740,000	769,600
LINN Energy LLC, 7.75%, 2021	3,044,000	3,074,440
MEG Energy Corp., 6.5%, 2021 (n)	1,955,000	1,994,100
QEP Resources, Inc., 6.875%, 2021	3,395,000	3,785,425
Range Resources Corp., 8%, 2019	1,250,000	1,350,000
Range Resources Corp., 5%, 2022	2,620,000	2,646,200
Rosetta Resources, Inc., 5.625%, 2021	1,085,000	1,085,000
Samson Investment Co., 10%, 2020 (n)	3,265,000	3,460,900
SandRidge Energy, Inc., 8.125%, 2022	2,905,000	2,948,575
SM Energy Co., 6.5%, 2021	2,905,000	3,079,300
Whiting Petroleum Corp., 6.5%, 2018	2,270,000	2,406,200

		$85,245,636

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Engineering - Construction - 0.2%
BakerCorp International, Inc., 8.25%, 2019	$2,500,000	$2,518,750

Entertainment - 1.2%
AMC Entertainment, Inc., 8.75%, 2019	$1,605,000	$1,737,413
Cedar Fair LP, 9.125%, 2018	1,585,000	1,747,463
Cedar Fair LP, 5.25%, 2021 (n)	1,335,000	1,304,963
Cinemark USA, Inc., 4.875%, 2023 (n)	1,620,000	1,530,900
Cinemark USA, Inc., 5.125%, 2022	535,000	515,606
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	981,000	1,065,366
NAI Entertainment Holdings LLC, 5%, 2018 (z)	1,300,000	1,317,875
Six Flags Entertainment Corp., 5.25%, 2021 (n)	3,490,000	3,411,475

		$12,631,061
Financial Institutions - 5.2%
Aviation Capital Group, 4.625%, 2018 (n)	$3,015,000	$3,028,064
CIT Group, Inc., 5.25%, 2014 (n)	1,360,000	1,387,200
CIT Group, Inc., 5.25%, 2018	2,875,000	3,054,688
CIT Group, Inc., 6.625%, 2018 (n)	5,026,000	5,553,730
CIT Group, Inc., 5.5%, 2019 (n)	3,342,000	3,504,923
CIT Group, Inc., 5%, 2022	1,950,000	1,932,938
Credit Acceptance Corp., 9.125%, 2017	2,010,000	2,145,675
Icahn Enterprises LP, 7.75%, 2016	680,000	706,350
Icahn Enterprises LP, 8%, 2018	3,922,000	4,142,613
Icahn Enterprises LP, 6%, 2020 (z)	1,530,000	1,530,000
International Lease Finance Corp., 4.875%, 2015	1,120,000	1,153,600
International Lease Finance Corp., 8.625%, 2015	1,130,000	1,251,475
International Lease Finance Corp., 7.125%, 2018 (n)	3,373,000	3,803,058
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	3,185,000	3,348,231
Nationstar Mortgage LLC/Capital Corp., 6.5%, 2018	1,270,000	1,282,700
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	1,320,000	1,485,000
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020	1,380,000	1,480,050
PHH Corp., 9.25%, 2016	1,620,000	1,830,600
PHH Corp., 7.375%, 2019	2,060,000	2,258,275
SLM Corp., 8.45%, 2018	2,310,000	2,656,777
SLM Corp., 8%, 2020	5,765,000	6,427,975
SLM Corp., 7.25%, 2022	2,410,000	2,554,600

		$56,518,522
Food & Beverages - 1.0%
ARAMARK Corp., 5.75%, 2020 (n)	$1,355,000	$1,409,200
B&G Foods, Inc., 4.625%, 2021	1,295,000	1,251,294
Constellation Brands, Inc., 7.25%, 2016	1,175,000	1,336,563
Constellation Brands, Inc., 3.75%, 2021	430,000	402,050

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Constellation Brands, Inc., 4.25%, 2023		$860,000	$810,550
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)		2,185,000	2,097,600
Pinnacle Foods Finance LLC, 4.875%, 2021 (z)		505,000	473,438
Sun Merger Sub, Inc., 5.875%, 2021 (z)		1,200,000	1,203,000
TreeHouse Foods, Inc., 7.75%, 2018		2,220,000	2,364,300

			$11,347,995
Forest & Paper Products - 0.9%
Boise, Inc., 8%, 2020		$2,340,000	$2,515,500
Graphic Packaging Holding Co., 7.875%, 2018		1,875,000	2,039,063
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		1,075,000	1,128,750
Smurfit Kappa Group PLC, 4.875%, 2018 (n)		1,500,000	1,496,250
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,140,000	1,656,247
Tembec Industries, Inc., 11.25%, 2018		$1,340,000	1,453,900

			$10,289,710
Gaming & Lodging - 3.4%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$1,330,000	$1,238,563
Chester Downs & Marina LLC, 9.25%, 2020 (z)		1,450,000	1,435,500
Choice Hotels International, Inc., 5.75%, 2022		430,000	451,500
CityCenter Holdings LLC, 10.75%, 2017 (p)		1,110,000	1,198,800
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		4,490,000	2,806
GWR Operating Partnership LLP, 10.875%, 2017		1,055,000	1,180,281
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		1,460,000	1,520,802
Isle of Capri Casinos, Inc., 8.875%, 2020		2,675,000	2,808,750
MGM Resorts International, 11.375%, 2018		3,400,000	4,301,000
MGM Resorts International, 6.625%, 2021		1,580,000	1,666,900
NCL Corp., 5%, 2018 (n)		1,070,000	1,067,325
Peninsula Gaming LLC, 8.375%, 2018 (z)		615,000	665,738
Penn National Gaming, Inc., 8.75%, 2019		3,083,000	3,383,593
Pinnacle Entertainment, Inc., 8.75%, 2020		2,130,000	2,305,725
Pinnacle Entertainment, Inc., 7.75%, 2022		920,000	963,700
PNK Finance Corp., 6.375%, 2021 (z)		940,000	947,050
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (n)		1,105,000	1,082,900
Seven Seas Cruises S. DE R.L., 9.125%, 2019		3,845,000	4,142,988
Viking Cruises Ltd., 8.5%, 2022 (n)		1,925,000	2,122,313
Wynn Las Vegas LLC, 7.75%, 2020		4,085,000	4,595,625

			$37,081,859
Industrial - 1.0%
Dematic S.A., 7.75%, 2020 (z)		$4,995,000	$5,257,238
Hyva Global B.V., 8.625%, 2016 (n)		1,760,000	1,597,200
Mueller Water Products, Inc., 8.75%, 2020		1,461,000	1,601,621

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Industrial - continued
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	$2,675,000	$2,782,000

		$11,238,059
Insurance - 0.1%
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)	$700,000	$931,000

Insurance - Property & Casualty - 0.8%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$2,950,000	$4,498,750
XL Group PLC, FRN, 6.5% to 2017, FRN to 2049	4,645,000	4,563,713

		$9,062,463
International Market Quasi-Sovereign - 0.2%
Eksportfinans A.S.A., 5.5%, 2016	$170,000	$175,950
Eksportfinans A.S.A., 5.5%, 2017	2,170,000	2,248,663
Electricite de France, FRN, 5.25%, 2049 (n)	243,000	232,369

		$2,656,982
Machinery & Tools - 2.3%
Case New Holland, Inc., 7.875%, 2017	$5,450,000	$6,390,125
CNH America LLC, 7.25%, 2016	1,190,000	1,303,050
CNH Capital LLC, 3.875%, 2015	1,285,000	1,320,338
CNH Capital LLC, 6.25%, 2016	670,000	731,975
CNH Capital LLC, 3.625%, 2018	2,105,000	2,068,163
H&E Equipment Services Co., 7%, 2022	2,725,000	2,915,750
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	3,440,000	3,835,600
RSC Equipment Rental, Inc., 8.25%, 2021	2,505,000	2,799,338
United Rentals North America, Inc., 5.75%, 2018	1,195,000	1,278,650
United Rentals North America, Inc., 7.625%, 2022	2,198,000	2,450,770

		$25,093,759
Major Banks - 1.0%
Bank of America Corp., FRN, 5.2%, 2049	$3,110,000	$2,799,000
Barclays Bank PLC, 7.625%, 2022	2,965,000	2,950,175
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	4,955,000	4,707,250
Royal Bank of Scotland Group PLC,, 6.99% to 2017, FRN to 2049 (n)	905,000	877,850

		$11,334,275
Medical & Health Technology & Services - 5.4%
AmSurg Corp., 5.625%, 2020	$3,295,000	$3,360,900
CDRT Holding Corp., 9.25%, 2017 (n)(p)	665,000	679,131
Davita, Inc., 6.375%, 2018	4,650,000	4,929,000
Davita, Inc., 6.625%, 2020	4,110,000	4,387,425

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	$1,180,000	$1,309,800
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)	3,455,000	3,657,981
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)	1,375,000	1,450,625
HCA, Inc., 8.5%, 2019	5,680,000	6,148,600
HCA, Inc., 7.25%, 2020	2,795,000	3,057,031
HCA, Inc., 7.5%, 2022	5,140,000	5,795,350
HCA, Inc., 5.875%, 2022	2,960,000	3,130,200
HealthSouth Corp., 8.125%, 2020	4,780,000	5,234,100
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	2,385,000	2,504,250
Kinetic Concepts, Inc., 12.5%, 2019	665,000	702,406
Tenet Healthcare Corp., 9.25%, 2015	2,145,000	2,338,050
Tenet Healthcare Corp., 8%, 2020	2,895,000	3,075,938
Tenet Healthcare Corp., 4.5%, 2021 (n)	2,230,000	2,079,475
Universal Health Services, Inc., 7%, 2018	1,715,000	1,811,469
Universal Health Services, Inc., 7.625%, 2020	3,495,000	3,695,963

		$59,347,694
Medical Equipment - 0.6%
Biomet, Inc., 6.5%, 2020	$1,885,000	$1,979,250
Physio-Control International, Inc., 9.875%, 2019 (n)	1,430,000	1,587,300
Teleflex, Inc., 6.875%, 2019	2,550,000	2,703,000

		$6,269,550
Metals & Mining - 3.4%
ArcelorMittal S.A., 6.75%, 2041	$1,735,000	$1,607,044
Arch Coal, Inc., 7.25%, 2020	3,300,000	2,673,000
Boart Longyear Ltd., 7%, 2021 (z)	595,000	538,475
Century Aluminum Co., 7.5%, 2021 (n)	2,775,000	2,580,750
Cloud Peak Energy, Inc., 8.25%, 2017	3,880,000	4,093,400
Cloud Peak Energy, Inc., 8.5%, 2019	1,245,000	1,344,600
Commercial Metals Co., 4.875%, 2023	1,090,000	1,013,700
Consol Energy, Inc., 8%, 2017	2,510,000	2,676,288
Consol Energy, Inc., 8.25%, 2020	2,250,000	2,424,375
First Quantum Minerals Ltd., 7.25%, 2019 (n)	3,787,000	3,692,325
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	2,780,000	2,932,900
Peabody Energy Corp., 6%, 2018	2,110,000	2,157,475
Peabody Energy Corp., 6.25%, 2021	1,110,000	1,087,800
Plains Exploration & Production Co., 6.125%, 2019	3,195,000	3,422,353
Plains Exploration & Production Co., 8.625%, 2019	2,405,000	2,663,538
Plains Exploration & Production Co., 6.5%, 2020	800,000	861,000
Walter Energy Inc., 8.5%, 2021 (z)	1,690,000	1,373,125

		$37,142,148

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$1,465,000	$1,362,230

Natural Gas - Distribution - 0.6%
AmeriGas Finance LLC, 6.75%, 2020	$4,040,000	$4,292,500
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	1,695,000	1,711,950

		$6,004,450
Natural Gas - Pipeline - 3.3%
Access Midstream Partners Co., 4.875%, 2023	$2,240,000	$2,128,000
Atlas Pipeline Partners LP, 4.75%, 2021 (n)	860,000	789,050
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	1,610,000	1,537,550
Crosstex Energy, Inc., 8.875%, 2018	4,180,000	4,451,700
El Paso Corp., 7%, 2017	3,020,000	3,364,839
El Paso Corp., 7.75%, 2032	4,230,000	4,494,337
Energy Transfer Equity LP, 7.5%, 2020	3,405,000	3,834,881
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	1,641,000	1,829,715
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	760,000	853,100
Inergy Midstream LP, 6%, 2020 (n)	3,240,000	3,256,200
MarkWest Energy Partners LP, 5.5%, 2023	1,885,000	1,903,850
MarkWest Energy Partners LP, 4.5%, 2023	2,429,000	2,283,260
Sabine Pass Liquefaction, 5.625%, 2021 (n)	1,825,000	1,799,906
Sabine Pass Liquefaction, 5.625%, 2023 (n)	2,470,000	2,408,250
Summit Midstream Holdings LLC, 7.5%, 2021 (z)	1,255,000	1,280,100

		$36,214,738
Network & Telecom - 1.1%
Centurylink, Inc., 6.45%, 2021	$1,000,000	$1,055,000
Centurylink, Inc., 7.65%, 2042	2,830,000	2,674,350
Citizens Communications Co., 9%, 2031	1,970,000	1,930,600
Frontier Communications Corp., 8.125%, 2018	870,000	970,050
Qwest Corp., 7.5%, 2014	3,000	3,211
TW Telecom Holdings, Inc., 5.375%, 2022	1,900,000	1,909,500
Windstream Corp., 8.125%, 2018	525,000	559,125
Windstream Corp., 7.75%, 2020	2,345,000	2,497,425
Windstream Corp., 7.75%, 2021	690,000	734,850

		$12,334,111
Oil Services - 1.5%
Bristow Group, Inc., 6.25%, 2022	$2,220,000	$2,308,800
Chesapeake Oilfield Operating LLC, 6.625%, 2019	875,000	883,750
Dresser-Rand Group, Inc., 6.5%, 2021	1,000,000	1,065,000
Edgen Murray Corp., 8.75%, 2020 (n)	3,215,000	3,215,000

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Oil Services - continued
Pacific Drilling S.A., 5.375%, 2020 (z)		$1,870,000	$1,832,600
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)		3,460,000	3,589,750
Unit Corp., 6.625%, 2021		3,595,000	3,738,800

			$16,633,700
Other Banks & Diversified Financials - 2.5%
Ally Financial, Inc., 5.5%, 2017		$7,090,000	$7,495,725
Ally Financial, Inc., 6.25%, 2017		2,010,000	2,177,666
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		2,973,000	3,675,371
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		4,720,000	4,993,760
Santander UK PLC, 8.963% to 2030, FRN to 2049		5,687,000	7,108,750
UBS AG, 7.625%, 2022		1,160,000	1,290,523

			$26,741,795
Pharmaceuticals - 1.0%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	2,270,000	$3,378,507
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		$2,805,000	2,973,300
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		2,700,000	2,868,750
Vantage Point Imaging, 7.5%, 2021 (z)		1,560,000	1,673,100

			$10,893,657
Pollution Control - 0.2%
Heckmann Corp., 9.875%, 2018		$2,480,000	$2,548,200

Precious Metals & Minerals - 0.5%
Eldorado Gold Corp., 6.125%, 2020 (n)		$2,195,000	$2,107,200
IAMGOLD Corp., 6.75%, 2020 (n)		3,467,000	2,946,950

			$5,054,150
Printing & Publishing - 0.9%
American Media, Inc., 13.5%, 2018 (z)		$338,724	$342,111
Gannett Co., Inc., 5.125%, 2020 (n)		1,415,000	1,411,463
Lamar Media Corp., 5%, 2023		2,055,000	1,967,663
Nielsen Finance LLC, 7.75%, 2018		2,040,000	2,218,500
Nielsen Finance LLC, 4.5%, 2020 (n)		3,405,000	3,345,413

			$9,285,150
Railroad & Shipping - 0.1%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$184,000	$207,000
Watco Cos. LLC, 6.375%, 2023 (n)		1,315,000	1,311,713

			$1,518,713
Real Estate - 1.2%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		$1,525,000	$1,551,688
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		2,145,000	2,279,063

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - continued
ERP Properties, REIT, 7.75%, 2020	$1,805,000	$2,054,200
ERP Properties, REIT, 5.75%, 2022	805,000	819,273
Felcor Lodging LP, REIT, 5.625%, 2023	405,000	394,875
Kennedy Wilson, Inc., 8.75%, 2019	975,000	1,057,875
MPT Operating Partnership LP, REIT, 6.875%, 2021	2,275,000	2,428,563
MPT Operating Partnership LP, REIT, 6.375%, 2022	2,540,000	2,673,350

		$13,258,887
Retailers - 2.7%
Academy Ltd., 9.25%, 2019 (n)	$1,375,000	$1,540,000
Burlington Coat Factory Warehouse Corp., 10%, 2019	2,770,000	3,095,475
CST Brands, Inc., 5%, 2023 (n)	1,770,000	1,747,875
J. Crew Group, Inc., 8.125%, 2019	2,380,000	2,522,800
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)	1,345,000	1,398,800
Limited Brands, Inc., 6.9%, 2017	1,950,000	2,203,500
Limited Brands, Inc., 7%, 2020	1,295,000	1,445,544
Limited Brands, Inc., 6.95%, 2033	720,000	720,000
Rite Aid Corp., 9.25%, 2020	5,010,000	5,579,888
Sally Beauty Holdings, Inc., 6.875%, 2019	1,495,000	1,637,025
The Pantry, Inc., 8.375%, 2020	1,105,000	1,193,400
Toys “R” Us Property Co. II LLC, 8.5%, 2017	1,779,000	1,879,069
Toys “R” Us, Inc., 10.75%, 2017	2,535,000	2,680,788
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	1,335,000	1,371,726

		$29,015,890
Specialty Chemicals - 0.2%
Chemtura Corp., 5.75%, 2021	$740,000	$736,300
Eagle Spinco, Inc., 4.625%, 2021 (n)	525,000	504,000
Koppers, Inc., 7.875%, 2019	1,230,000	1,313,025

		$2,553,325
Specialty Stores - 0.2%
Michaels Stores, Inc., 11.375%, 2016	$360,000	$375,304
Michaels Stores, Inc., 7.75%, 2018	1,820,000	1,972,425

		$2,347,729
Telecommunications - Wireless - 3.9%
Clearwire Corp., 12%, 2015 (n)	$2,795,000	$2,962,700
Cricket Communications, Inc., 7.75%, 2020	1,960,000	2,229,500
Crown Castle International Corp., 7.125%, 2019	2,840,000	3,060,100
Crown Castle International Corp., 5.25%, 2023	1,890,000	1,819,125
Digicel Group Ltd., 8.25%, 2017 (n)	2,420,000	2,522,850
Digicel Group Ltd., 10.5%, 2018 (n)	2,290,000	2,484,650
Eileme 2 AB, 11.625%, 2020 (n)	1,220,000	1,427,400

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
MetroPCS Wireless, Inc., 7.875%, 2018	$2,940,000	$3,189,900
MetroPCS Wireless, Inc., 6.25%, 2021 (n)	1,325,000	1,351,500
Sprint Capital Corp., 6.875%, 2028	2,890,000	2,658,800
Sprint Nextel Corp., 6%, 2016	3,395,000	3,607,188
Sprint Nextel Corp., 8.375%, 2017	2,549,000	2,880,370
Sprint Nextel Corp., 9%, 2018 (n)	1,400,000	1,659,000
Sprint Nextel Corp., 6%, 2022	3,210,000	3,089,625
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	3,685,000	3,887,675
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	3,730,000	3,841,900

		$42,672,283
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$965,000	$1,054,263
Level 3 Financing, Inc., 9.375%, 2019	1,990,000	2,208,900
Level 3 Financing, Inc., 8.625%, 2020	1,320,000	1,452,000

		$4,715,163
Transportation - Services - 2.4%
Aguila 3 S.A., 7.875%, 2018 (z)	$755,000	$781,425
Aguila American Resources Ltd., 7.875%, 2018 (n)	2,275,000	2,354,625
Avis Budget Car Rental LLC, 8.25%, 2019	1,655,000	1,808,088
Avis Budget Car Rental LLC, 9.75%, 2020	945,000	1,102,106
CEVA Group PLC, 8.375%, 2017 (n)	5,350,000	5,376,750
Navios Maritime Acquisition Corp., 8.625%, 2017	3,680,000	3,827,200
Navios Maritime Holdings, Inc., 8.875%, 2017	1,069,000	1,121,114
Navios South American Logistics, Inc., 9.25%, 2019	1,998,000	2,152,845
Navios South American Logistics, Inc., 9.25%, 2019 (n)	258,000	277,995
Swift Services Holdings, Inc., 10%, 2018	5,265,000	5,883,638
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	1,262,000	1,287,240

		$25,973,026
Utilities - Electric Power - 3.6%
AES Corp., 8%, 2017	$287,000	$332,920
AES Corp., 7.375%, 2021	2,030,000	2,293,900
AES Corp., 4.875%, 2023	235,000	223,250
Calpine Corp., 7.875%, 2020 (n)	2,840,000	3,081,400
Covanta Holding Corp., 7.25%, 2020	3,570,000	3,859,645
Covanta Holding Corp., 6.375%, 2022	725,000	745,934
EDP Finance B.V., 6%, 2018 (n)	2,675,000	2,773,387
Energy Future Holdings Corp., 10%, 2020	10,607,000	11,482,078
Energy Future Holdings Corp., 10%, 2020 (n)	2,580,000	2,786,400
Energy Future Holdings Corp., 12.25%, 2022 (n)	2,555,000	2,842,438
InterGen N.V., 7%, 2023 (z)	2,105,000	2,099,738
NRG Energy, Inc., 8.25%, 2020	5,025,000	5,577,750

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
NRG Energy, Inc., 6.625%, 2023	$475,000	$486,875
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,080,000	810,000

		$39,395,715
Utilities - Gas - 0.1%
Suburban Propane Partners LP, 7.5%, 2018	$505,000	$545,400
Total Bonds (Identified Cost, $1,001,946,647)		$1,027,221,796

Floating Rate Loans (g)(r) - 1.7%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$1,461,586	$1,468,480

Building - 0.0%
ABC Supply Co., Inc., Term Loan B, 3.5%, 2020	$465,118	$465,201

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan B, 4%, 2019	$977,929	$976,699

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 4.5%, 2020	$871,693	$878,776

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 2020	$1,436,991	$1,443,727

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$1,089,617	$1,095,065

Food & Beverages - 0.2%
Aramark Corp., Term Loan D, 4%, 2019	$1,469,080	$1,481,935
H.J. Heinz Co., Term Loan B2, 3.5%, 2020	702,914	709,065

		$2,191,000
Retailers - 0.3%
Rite Aid Corp., Term Loan, 4.87%, 2021	$937,940	$943,802
Toys ‘‘R’’ Us, Inc., Term Loan B, 2019 (o)	1,940,340	1,920,937

		$2,864,739
Transportation - Services - 0.5%
American Commercial Lines, Inc, Term Loan, 7.5%, 2019	$5,306,274	$5,014,429

Utilities - Electric Power - 0.2%
Calpine Construction Finance Co., Term Loan B, 3%, 2020	$2,646,162	$2,623,339
Total Floating Rate Loans (Identified Cost, $19,168,565)		$19,021,455

20

Portfolio of Investments (unaudited) – continued

Common Stocks - 0.0%
Issuer	Shares/Par	Value ($)
Automotive - 0.0%
Accuride Corp. (a)	48,891	$279,657

Energy - Independent - 0.0%
SandRidge Energy, Inc. (a)	490	$2,656
Total Common Stocks (Identified Cost, $712,172)		$282,313

Convertible Preferred Stocks - 0.2%
Automotive - 0.2%
General Motors Co., 4.75% (Identified Cost, $1,623,484)	34,840	$1,739,910

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (a)(d) (Identified Cost, $1,784,200)	$1,805,000	$1,773,413

Preferred Stocks - 0.3%
Other Banks & Diversified Financials - 0.3%
Ally Financial, Inc., 7% (z)	1,639	$1,623,532
GMAC Capital Trust I, 8.125%	83,650	2,220,908
Total Preferred Stocks (Identified Cost, $3,651,909)		$3,844,440

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
iShares Russell 2000 Index - September 2013 @ $106 (Premiums Paid, $340,597)	2,545	$389,385

Issuer	Shares/Par
Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	26,999,688	$26,999,688
Total Investments (Identified Cost, $1,056,227,262)		$1,081,272,400

Other Assets, Less Liabilities - 1.0%		10,656,605
Net Assets - 100.0%		$1,091,929,005

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

21

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $310,948,833, representing 28.5% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Aguila 3 S.A., 7.875%, 2018	7/30/13	$775,763	$781,425
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-11/27/12	1,552,313	1,623,532
American Media, Inc., 13.5%, 2018	12/22/10-12/28/10	342,809	342,111
Ardagh Packaging Finance PLC, 4.875%, 2022	6/05/13-7/12/13	774,285	768,275
Audatex North America, Inc., 6%, 2021	6/27/13	1,485,000	1,510,988
Boart Longyear Ltd., 7%, 2021	6/04/13	586,204	538,475
Chester Downs & Marina LLC, 9.25%, 2020	6/18/13-6/27/13	1,442,371	1,435,500
Dematic S.A., 7.75%, 2020	12/13/12-7/29/13	5,188,031	5,257,238
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-1/02/13	2,364,351	2,079,325
Icahn Enterprises LP, 6%, 2020	7/29/13	1,530,000	1,530,000
InterGen N.V., 7%, 2023	6/07/13-7/24/13	2,090,751	2,099,738
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020	12/26/12-5/17/13	544,531	418,634
Local TV Finance LLC, 9.25%, 2015	11/09/07-2/06/13	2,427,765	2,471,614
Midcontinent Express Pipeline LLC, 6.25%, 2021	7/23/13	235,000	236,175
NAI Entertainment Holdings LLC, 5%, 2018	7/30/13	1,307,250	1,317,875
NOVA Chemicals Corp., 5.25%, 2023	7/16/13-7/31/13	1,413,188	1,410,000
Nara Cable Funding Ltd., 8.875%, 2018	7/17/13	900,645	882,000
PNK Finance Corp., 6.375%, 2021	7/30/13	940,000	947,050
Pacific Drilling S.A., 5.375%, 2020	6/05/13-6/17/13	1,822,248	1,832,600
Peninsula Gaming LLC, 8.375%, 2018	6/26/13	639,215	665,738
Pinnacle Foods Finance LLC, 4.875%, 2021	6/11/13	499,242	473,438
Quiksilver, Inc., 10%, 2020	7/11/13	227,153	237,475
Renaissance Acquisition, 6.875%, 2021	7/22/13	2,920,000	2,905,400
Summit Midstream Holdings LLC, 7.5%, 2021	6/12/13	1,255,000	1,280,100
Sun Merger Sub, Inc., 5.875%, 2021	7/19/13-7/24/13	1,205,736	1,203,000

22

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Tronox Finance LLC, 6.375%, 2020	7/15/13-7/31/13	$1,392,001	$1,374,013
Vantage Point Imaging, 7.5%, 2021	6/27/13	1,560,000	1,673,100
Walter Energy Inc., 8.5%, 2021	7/15/13-7/25/13	1,470,490	1,373,125
Total Restricted Securities			$38,667,944
% of Net assets			3.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/13

Forward Foreign Currency Exchange Contracts at 7/31/13

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	4,296,534	10/18/13	$5,509,919	$5,717,511	$(207,592)
SELL	EUR	JPMorgan Chase Bank N.A.	4,296,534	10/18/13	5,510,356	5,717,511	(207,155)

							$(414,747)

Swap Agreements at 7/31/13

Expiration	Currency	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	15,000,000	Deutsche Bank (a)	5.00% (fixed rate)	(1)	$1,093,615

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX. NA.HY.19 Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $899,640.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a

23

Portfolio of Investments (unaudited) – continued

reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,029,227,574)	$1,054,272,712
Underlying affiliated funds, at cost and value	26,999,688
Total investments, at value (identified cost, $1,056,227,262)	$1,081,272,400
Cash	6,041
Receivables for
Investments sold	1,996,676
Fund shares sold	1,201,267
Interest and dividends	20,373,916
Swaps, at value (net unamortized premiums paid, $899,640)	1,093,615
Total assets	$1,105,943,915
Liabilities
Payables for
Forward foreign currency exchange contracts	$414,747
Investments purchased	12,353,423
Fund shares reacquired	1,190,331
Payable to affiliates
Shareholder servicing costs	348
Administrator	96
Accrued expenses and other liabilities	55,965
Total liabilities	$14,014,910
Net assets	$1,091,929,005
Net assets consist of
Paid-in capital	$1,067,535,101
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	24,826,398
Accumulated net realized gain (loss) on investments and foreign currency	1,090,140
Accumulated distributions in excess of net investment income	(1,522,634)
Net assets	$1,091,929,005
Shares of beneficial interest outstanding	111,150,345
Net asset value per share (net assets of $1,091,929,005 / 111,150,345 shares of beneficial interest outstanding)	$9.82

See Notes to Financial Statements

25

Financial Statements

STATEMENT OF OPERATIONS

Period ended 7/31/13 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$23,639,890
Dividends	120,530
Dividends from underlying affiliated funds	13,335
Total investment income	$23,773,755
Expenses
Shareholder servicing costs	$350
Administrative services fee	6,186
Custodian fee	39,526
Shareholder communications	1,183
Audit and tax fees	16,040
Legal fees	6,009
Miscellaneous	9,355
Total expenses	$78,649
Fees paid indirectly	(156)
Reduction of expenses by investment adviser	(1,233)
Net expenses	$77,260
Net investment income	$23,696,495
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$839,615
Swap agreements	65,265
Foreign currency	185,260
Net realized gain (loss) on investments and foreign currency	$1,090,140
Change in unrealized appreciation (depreciation)
Investments	$25,045,138
Swap agreements	193,975
Translation of assets and liabilities in foreign currencies	(412,715)
Net unrealized gain (loss) on investments and foreign currency translation	$24,826,398
Net realized and unrealized gain (loss) on investments and foreign currency	$25,916,538
Change in net assets from operations	$49,613,033

(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.

See Notes to Financial Statements

26

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 7/31/13 (c) (unaudited)
From operations
Net investment income	$23,696,495
Net realized gain (loss) on investments and foreign currency	1,090,140
Net unrealized gain (loss) on investments and foreign currency translation	24,826,398
Change in net assets from operations	$49,613,033
Distributions declared to shareholders
From net investment income	$(25,219,129)
Change in net assets from fund share transactions	$1,067,535,101
Total change in net assets	$1,091,929,005
Net assets
At beginning of period	—
At end of period (including accumulated distributions in excess of net investment income of $1,522,634)	$1,091,929,005

(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.

See Notes to Financial Statements

27

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Period ended 7/31/13 (c) (unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.17)
Total from investment operations	$0.06
Less distributions declared to shareholders
From net investment income	$(0.24)
Net asset value, end of period (x)	$9.82
Total return (%) (r)(s)(t)(x)	0.64	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.02	(a)
Expenses after expense reductions (f)	0.02	(a)
Net investment income	6.50	(a)
Portfolio turnover	13	(n)
Net assets at end of period (000 omitted)	$1,091,929

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	Total returns have been calculated on net asset values which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

28

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to investment companies managed by MFS.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s

29

Notes to Financial Statements (unaudited) – continued

non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded.

Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if

30

Notes to Financial Statements (unaudited) – continued

the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of July 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,632,516	$1,623,532	$—	$6,256,048
Non-U.S. Sovereign Debt	—	2,656,982	—	2,656,982
Municipal Bonds	—	1,362,230	—	1,362,230
U.S. Corporate Bonds	—	841,943,358	—	841,943,358
Foreign Bonds	—	183,032,639	—	183,032,639
Floating Rate Loans	—	19,021,455	—	19,021,455
Mutual Funds	26,999,688	—	—	26,999,688
Total Investments	$31,632,204	$1,049,640,196	$—	$1,081,272,400

Other Financial Instruments
Swap Agreements	$—	$1,093,615	$—	$1,093,615
Forward Foreign Currency Exchange Contracts	—	(414,747)	—	(414,747)

For further information regarding security characteristics, see the Portfolio of Investments.

31

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$—	$(414,747)
Equity	Purchased Equity Options	389,385	—
Credit	Credit Default Swaps	1,093,615	—
Total		$1,483,000	$(414,747)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2013 as reported in the Statement of Operations:

Risk	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Foreign Exchange	$—	$188,400	$—
Equity	—	—	576,160
Credit	65,265	—	—
Total	$65,265	$188,400	$576,160

32

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2013 as reported in the Statement of Operations:

Risk	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange	$—	$(412,715)	$—
Equity	—	—	48,788
Credit	193,975	—	—
Total	$193,975	$(412,715)	$48,788

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular

33

Notes to Financial Statements (unaudited) – continued

security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Effective June 10, 2013, certain types of swaps (“cleared swaps”) are required to be

34

Notes to Financial Statements (unaudited) – continued

centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American

35

Notes to Financial Statements (unaudited) – continued

corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At July 31, 2013, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained

36

Notes to Financial Statements (unaudited) – continued

subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/13
Cost of investments	$1,060,881,472
Gross appreciation	34,260,153
Gross depreciation	(13,869,225)
Net unrealized appreciation (depreciation)	$20,390,928

37

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC may receive payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2013, out-of-pocket expenses amounted to $350. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2013 was equivalent to an annual effective rate of 0.0017% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees currently are not receiving any payments for their services to the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended July 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,083 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,233, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity.

38

Notes to Financial Statements (unaudited) – continued

Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 22, 2013, MFS purchased 3 shares of the fund for an aggregate amount of $30.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $203,432,059 and $111,053,728, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 7/31/13 (c)
	Shares	Amount
Shares sold	117,501,122	$1,130,814,029
Shares issued to shareholders in reinvestment of distributions	2,545,565	$25,218,005
Shares reacquired	(8,896,342)	$(88,496,933)
Net change	111,150,345	$1,067,535,101

(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, MFS High Yield Opportunities Fund, MFS Strategic Income Fund, MFS Strategic Income Portfolio, and MFS Strategic Income Series were the owners of record of approximately 44%, 44%, 10%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2013, the fund’s commitment fee and interest expense were $2,219 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

39

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	183,684,284	(156,684,596)	26,999,688

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,335	$26,999,688

40

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June 2012 and July 2012, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), and (ii) information provided by MFS on the fees charged by certain other registered funds that MFS believes serve a similar purpose to the Fund, but are not included in the Lipper expense group. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2012 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on fees it charges to institutional accounts managed in styles similar to other MFS Funds, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’

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Board Approval of Investment Advisory Agreement – continued

deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review.

The Trustees considered that MFS will not charge any advisory fees for providing investment advisory services to the Fund, but that MFS would continue to receive advisory fees from participating funds that invest a portion of their assets in the Fund.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the estimated total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that, according to the Lipper data, the Fund’s total expense ratio would be approximately at the Lipper expense group median. Because the Fund will not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for the Fund’s shareholders, or the fees paid by similar clients of MFS.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

42

Board Approval of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

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PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 will be available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: September 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: September 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2013

*	Print name and title of each signing officer under his or her signature.